UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO ETF Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Diversified Income Active Exchange-Traded Fund*

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund*

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

PIMCO Enhanced Low Duration Active Exchange-Traded Fund***

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

PIMCO Active Bond Exchange-Traded Fund****

* On February 14, 2017, the Board approved the liquidation of the PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund and the PIMCO Diversified Income Active Exchange-Traded Fund. The liquidation occurred on April 7, 2017.

***Effective May 8, 2017 the Fund’s name changed. Prior to May 8, 2017 the Fund’s name was PIMCO Low Duration Active Exchange-Traded Fund.

**** Effective May 8, 2017 the Fund’s name changed. Prior to May 8, 2017 the Fund’s name was PIMCO Total Return Active Exchange-Traded Fund.

Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.3%
U.S. TREASURY OBLIGATIONS 98.9%
U.S. Treasury Bonds
8.125% due 08/15/2019	$4,690	$5,428
U.S. Treasury Notes
0.750% due 04/15/2018	5,485	5,466
0.750% due 02/15/2019	5,780	5,728
0.750% due 07/15/2019	2,070	2,043
0.875% due 07/15/2018	5,545	5,526
0.875% due 10/15/2018	6,720	6,689
0.875% due 04/15/2019	7,465	7,405
0.875% due 05/15/2019	5,515	5,467
0.875% due 06/15/2019	4,405	4,363
0.875% due 07/31/2019	3,825	3,785
0.875% due 09/15/2019	5,200	5,136
1.000% due 08/15/2018	5,200	5,189
1.000% due 09/15/2018	3,975	3,965
1.000% due 03/15/2019	6,610	6,577
1.000% due 10/15/2019	5,995	5,935
1.125% due 06/15/2018	6,745	6,744
1.125% due 01/15/2019	4,335	4,327
1.250% due 12/15/2018	4,350	4,353
1.375% due 12/15/2019	3,435	3,428
1.375% due 01/15/2020	5,540	5,527
1.625% due 03/15/2020	3,500	3,513
3.375% due 11/15/2019	4,120	4,329
3.625% due 02/15/2020	4,330	4,592
3.750% due 11/15/2018	8,145	8,478
3.875% due 05/15/2018	6,320	6,517

Total U.S. Treasury Obligations (Cost $130,945)		130,510

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (a) 0.4%		485

Total Short-Term Instruments (Cost $485)		485

Total Investments in Securities (Cost $131,430)		130,995

Total Investments 99.3% (Cost $131,430)		$130,995
Other Assets and Liabilities, net 0.7%		978

Net Assets 100.0%		$131,973

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	03/31/2017	04/03/2017	$485	U.S. Treasury Notes 2.000% due 08/31/2021 (2)	$(498)	$485	$485

Total Repurchase Agreements						$(498)	$485	$485

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$130,510	$0	$130,510
Short-Term Instruments
Repurchase Agreements	$0	$485	$0	$485

Total Investments	$0	$130,995	$0	$130,995

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.2%
U.S. TREASURY OBLIGATIONS 99.2%
U.S. Treasury STRIPS (a)
0.000% due 02/15/2042	$647	$301
0.000% due 05/15/2042	19,037	8,770
0.000% due 08/15/2042	20,207	9,207
0.000% due 11/15/2042	19,065	8,621
0.000% due 02/15/2043	19,825	8,875
0.000% due 05/15/2043	19,553	8,681
0.000% due 08/15/2043	20,279	8,960
0.000% due 11/15/2043	19,194	8,442
0.000% due 02/15/2044	19,734	8,594
0.000% due 05/15/2044	19,780	8,534
0.000% due 08/15/2044	19,368	8,276
0.000% due 11/15/2044	19,816	8,410
0.000% due 02/15/2045	19,487	8,188
0.000% due 05/15/2045	19,492	8,129
0.000% due 08/15/2045	19,568	8,091
0.000% due 11/15/2045	19,784	8,125
0.000% due 02/15/2046	19,719	8,030
0.000% due 05/15/2046	19,418	7,845
0.000% due 08/15/2046	19,819	7,956
0.000% due 11/15/2046	19,417	7,764
0.000% due 02/15/2047	18,350	7,306

Total U.S. Treasury Obligations (Cost $190,760)		167,105

Total Investments in Securities (Cost $190,760)		167,105

Total Investments 99.2% (Cost $190,760)		$167,105
Other Assets and Liabilities, net 0.8%		1,389

Net Assets 100.0%		$168,494

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$167,105	$0	$167,105

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.9%
U.S. TREASURY OBLIGATIONS 99.4%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2018	$132,747	$133,906
0.125% due 04/15/2019	130,534	132,484
0.125% due 04/15/2020	133,360	135,392
0.125% due 04/15/2021	110,751	111,961
0.125% due 01/15/2022	111,144	112,055
0.625% due 07/15/2021	99,502	103,265
1.125% due 01/15/2021	101,607	107,023
1.250% due 07/15/2020	92,726	98,157
1.375% due 07/15/2018	41,532	42,970
1.375% due 01/15/2020	52,029	54,826
1.875% due 07/15/2019	43,956	46,712
2.125% due 01/15/2019	43,157	45,413

Total U.S. Treasury Obligations (Cost $1,118,908)		1,124,164

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (b) 0.5%		5,849

Total Short-Term Instruments (Cost $5,849)		5,849

Total Investments in Securities (Cost $1,124,757)		1,130,013

Total Investments 99.9% (Cost $1,124,757)		$1,130,013
Other Assets and Liabilities, net 0.1%		1,379

Net Assets 100.0%		$1,131,392

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	03/31/2017	04/03/2017	$5,849	U.S. Treasury Notes 2.000% due 08/31/2021 (2)	$(5,970)	$5,849	$5,849

Total Repurchase Agreements						$(5,970)	$5,849	$5,849

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,124,164	$0	$1,124,164
Short-Term Instruments
Repurchase Agreements	0	5,849	0	5,849

Total Investments	$0	$1,130,013	$0	$1,130,013

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.5%
U.S. TREASURY OBLIGATIONS 99.5%
U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	$17,733	$16,524
0.750% due 02/15/2042	17,728	17,081
0.750% due 02/15/2045	17,319	16,520
0.875% due 02/15/2047	5,600	5,522
1.000% due 02/15/2046	15,124	15,374
1.375% due 02/15/2044	16,841	18,603
2.125% due 02/15/2040	12,085	15,272
2.125% due 02/15/2041	19,523	24,797
3.375% due 04/15/2032	5,001	7,034

Total U.S. Treasury Obligations (Cost $140,182)		136,727

Total Investments in Securities (Cost $140,182)		136,727

Total Investments 99.5% (Cost $140,182)		$136,727
Other Assets and Liabilities, net 0.5%		710

Net Assets 100.0%		$137,437

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$136,727	$0	$136,727

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.0%
U.S. TREASURY OBLIGATIONS 96.6%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$3,675	$3,705
0.125% due 07/15/2022	4,028	4,062
0.125% due 01/15/2023	3,397	3,398
0.125% due 07/15/2026	788	770
0.375% due 07/15/2025	4,334	4,348
0.375% due 01/15/2027	1,423	1,418
0.625% due 01/15/2024	6,256	6,409
0.750% due 02/15/2042	3,825	3,686
0.875% due 02/15/2047	314	309
1.000% due 02/15/2046	1,059	1,076
1.125% due 01/15/2021	7,117	7,496
1.375% due 07/15/2018	1,827	1,890
1.375% due 01/15/2020	4,304	4,535
1.375% due 02/15/2044	3,874	4,280
1.625% due 01/15/2018	627	640
1.750% due 01/15/2028	2,674	3,028
1.875% due 07/15/2019	4,054	4,308
2.000% due 01/15/2026	4,201	4,771
2.125% due 02/15/2040	997	1,259
2.375% due 01/15/2025	4,631	5,344
2.500% due 01/15/2029	3,521	4,311
3.375% due 04/15/2032	676	951

Total U.S. Treasury Obligations (Cost $73,095)		71,994

SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (b) 2.4%		1,776

Total Short-Term Instruments (Cost $1,776)		1,776

Total Investments in Securities (Cost $74,871)		73,770

Total Investments 99.0% (Cost $74,871)		$73,770
Other Assets and Liabilities, net 1.0%		748

Net Assets 100.0%		$74,518

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	03/31/2017	04/03/2017	$1,776	U.S. Treasury Notes 2.000% due 08/31/2021 (2)	$(1,816)	$1,776	$1,776

Total Repurchase Agreements						$(1,816)	$1,776	$1,776

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$71,994	$0	$71,994
Short-Term Instruments
Repurchase Agreements	0	1,776	0	1,776

Total Investments	$0	$73,770	$0	$73,770

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.5%
CORPORATE BONDS & NOTES 86.4%
BANKING & FINANCE 15.3%
AGFC Capital Trust
2.772% due 01/15/2067	$1,500	$848
Aircastle Ltd.
6.750% due 04/15/2017	9,941	9,954
Ally Financial, Inc.
3.250% due 09/29/2017	1,100	1,106
3.500% due 01/27/2019	5,323	5,376
3.750% due 11/18/2019	2,600	2,626
4.125% due 03/30/2020	3,850	3,937
4.250% due 04/15/2021	7,125	7,285
4.750% due 09/10/2018	7,400	7,622
6.250% due 12/01/2017	2,000	2,055
8.000% due 03/15/2020	2,655	2,987
American Equity Investment Life Holding Co.
6.625% due 07/15/2021	1,400	1,460
Barclays Bank PLC
7.750% due 04/10/2023	1,530	1,611
BPCE S.A.
4.500% due 03/15/2025	2,740	2,700
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (a)	5,137	2,299
CIT Group, Inc.
3.875% due 02/19/2019	150	154
4.250% due 08/15/2017	15,723	15,880
5.000% due 05/15/2018	15,658	15,783
5.375% due 05/15/2020	2,325	2,483
5.500% due 02/15/2019	6,102	6,430
6.625% due 04/01/2018	675	705
Credit Agricole S.A.
6.637% due 05/31/2017 (b)(d)	5,725	5,441
Crescent Communities LLC
8.875% due 10/15/2021	2,000	2,090
Eksportfinans ASA
5.500% due 06/26/2017	1,375	1,384
FBM Finance, Inc.
8.250% due 08/15/2021	4,750	5,059
Fly Leasing Ltd.
6.750% due 12/15/2020	2,100	2,208
Genworth Holdings, Inc.
7.625% due 09/24/2021	3,380	3,211
HBOS PLC
6.750% due 05/21/2018	2,700	2,828
HUB International Ltd.
7.875% due 10/01/2021	3,155	3,297
9.250% due 02/15/2021	1,900	1,961
Icahn Enterprises LP
4.875% due 03/15/2019	4,392	4,458
6.000% due 08/01/2020	4,688	4,852
6.250% due 02/01/2022	2,500	2,544
International Lease Finance Corp.
6.250% due 05/15/2019	5,480	5,907
Iron Mountain, Inc.
6.000% due 10/01/2020	2,650	2,782
iStar, Inc.
4.000% due 11/01/2017	2,610	2,623
4.875% due 07/01/2018	2,108	2,129
5.000% due 07/01/2019	2,598	2,630
7.125% due 02/15/2018	7,025	7,297
9.000% due 06/01/2017	4,500	4,551
Jefferies Finance LLC
7.375% due 04/01/2020	6,225	6,318
KCG Holdings, Inc.
6.875% due 03/15/2020	4,000	4,120
Nationstar Mortgage LLC
6.500% due 08/01/2018	800	811
7.875% due 10/01/2020	2,560	2,656
9.625% due 05/01/2019	5,593	5,750
Navient Corp.
4.875% due 06/17/2019	7,404	7,598
5.500% due 01/15/2019	2,820	2,929
6.625% due 07/26/2021	15,550	16,133

7.250% due 01/25/2022	500	521
8.000% due 03/25/2020	2,200	2,395
OneMain Financial Holdings LLC
6.750% due 12/15/2019	3,405	3,571
PHH Corp.
7.375% due 09/01/2019 (d)	10,375	11,322
Provident Funding Associates LP
6.750% due 06/15/2021	2,755	2,824
Radian Group, Inc.
5.250% due 06/15/2020	2,600	2,740
5.500% due 06/01/2019	2,008	2,118
7.000% due 03/15/2021	2,100	2,331
Realogy Group LLC
4.500% due 04/15/2019	2,575	2,655
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (b)	2,395	2,706
7.640% due 09/30/2017 (b)(d)	2,000	1,875
7.648% due 09/30/2031 (b)	233	276
Societe Generale S.A.
5.922% due 04/05/2017 (b)	1,450	1,450
Springleaf Finance Corp.
6.900% due 12/15/2017	18,607	19,160
8.250% due 12/15/2020	300	329
Starwood Property Trust, Inc.
5.000% due 12/15/2021	2,325	2,418
Stearns Holdings LLC
9.375% due 08/15/2020	2,609	2,648
TMX Finance LLC
8.500% due 09/15/2018	5,350	4,949
VEREIT Operating Partnership LP
4.125% due 06/01/2021	100	103

		273,259

INDUSTRIALS 62.7%
Abengoa Finance S.A.
8.875% due 11/01/2017 ^	1,425	58
Accudyne Industries Borrower
7.750% due 12/15/2020	2,575	2,182
ADT Corp.
3.500% due 07/15/2022	575	553
5.250% due 03/15/2020	8,275	8,689
Affinion Group, Inc.
7.875% due 12/15/2018	1,750	1,551
Alberta ULC
14.000% due 02/13/2020 ^(a)	672	0
Alere, Inc.
6.500% due 06/15/2020	2,000	2,025
7.250% due 07/01/2018	870	881
Aleris International, Inc.
7.875% due 11/01/2020	8,948	8,881
9.500% due 04/01/2021	4,450	4,806
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018	9,870	9,438
Allegheny Technologies, Inc.
5.950% due 01/15/2021	3,040	3,010
Altice Financing S.A.
6.500% due 01/15/2022	5,441	5,716
American Airlines Group, Inc.
5.500% due 10/01/2019	4,888	5,077
Anglo American Capital PLC
3.625% due 05/14/2020	7,425	7,518
4.450% due 09/27/2020	2,100	2,194
9.375% due 04/08/2019	3,600	4,059
Antero Resources Corp.
5.375% due 11/01/2021	6,492	6,692
APX Group, Inc.
6.375% due 12/01/2019	5,362	5,543
ArcelorMittal
5.125% due 06/01/2020 (d)	4,525	4,729
6.000% due 08/05/2020	2,865	3,101
6.250% due 03/01/2021	5,317	5,769
Arconic, Inc.
5.400% due 04/15/2021	3,015	3,217
5.720% due 02/23/2019	9,496	10,054
6.150% due 08/15/2020	1,985	2,154
6.750% due 07/15/2018	1,075	1,137
Ardagh Packaging Finance PLC
6.000% due 06/30/2021	4,675	4,833
Ashland LLC
3.875% due 04/15/2018	8,359	8,516
Atwood Oceanics, Inc.
6.500% due 02/01/2020 (d)	8,592	7,786

Avon Products, Inc.
6.500% due 03/01/2019	800	831
6.600% due 03/15/2020	3,112	3,131
Ball Corp.
4.375% due 12/15/2020	2,390	2,512
BlueScope Steel Finance Ltd.
6.500% due 05/15/2021	2,100	2,210
BMC Software Finance, Inc.
8.125% due 07/15/2021	2,525	2,557
Bombardier, Inc.
7.750% due 03/15/2020	2,740	2,939
8.750% due 12/01/2021	8,300	9,109
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)	8,550	8,571
Brookfield Residential Properties, Inc.
6.500% due 12/15/2020	1,800	1,870
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017	9,312	9,102
Burger King Worldwide, Inc.
4.625% due 01/15/2022	2,600	2,668
BWAY Holding Co.
9.125% due 08/15/2021	2,760	3,022
Cablevision Systems Corp.
7.750% due 04/15/2018	4,675	4,885
8.000% due 04/15/2020	2,400	2,664
8.625% due 09/15/2017	2,760	2,839
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/2020	3,400	3,557
CalAtlantic Group, Inc.
6.625% due 05/01/2020	250	274
8.375% due 05/15/2018	2,740	2,932
Calumet Specialty Products Partners LP
6.500% due 04/15/2021	6,200	5,278
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (a)	3,868	3,859
Carrizo Oil & Gas, Inc.
7.500% due 09/15/2020	2,100	2,184
Cenovus Energy, Inc.
5.700% due 10/15/2019	2,350	2,538
Centene Corp.
5.625% due 02/15/2021	2,720	2,854
Cenveo Corp.
6.000% due 08/01/2019	700	581
Cequel Communications Holdings LLC
5.125% due 12/15/2021	2,985	3,045
6.375% due 09/15/2020	8,511	8,777
CF Industries, Inc.
7.125% due 05/01/2020	8,064	8,799
Chesapeake Energy Corp.
6.625% due 08/15/2020	6,070	6,093
CITGO Holding, Inc.
10.750% due 02/15/2020	6,675	7,209
Claire’s Stores, Inc.
9.000% due 03/15/2019	5,425	2,197
Clear Channel Worldwide Holdings, Inc.
7.625% due 03/15/2020	8,670	8,778
Cliffs Natural Resources, Inc.
8.250% due 03/31/2020	5,975	6,475
CNH Industrial Capital LLC
3.625% due 04/15/2018	750	762
3.875% due 07/16/2018	5,900	6,018
3.875% due 10/15/2021	2,595	2,603
4.375% due 11/06/2020	2,575	2,668
Community Health Systems, Inc.
6.875% due 02/01/2022	11,475	9,868
7.125% due 07/15/2020	2,880	2,650
8.000% due 11/15/2019	10,325	10,157
Constellation Brands, Inc.
7.250% due 05/15/2017	11,987	12,054
CSC Holdings LLC
6.750% due 11/15/2021	5,695	6,190
8.625% due 02/15/2019	1,325	1,458
D.R. Horton, Inc.
3.750% due 03/01/2019	275	282
4.000% due 02/15/2020	2,600	2,707
4.750% due 05/15/2017	6,029	6,049
DCP Midstream Operating LP
5.350% due 03/15/2020	2,410	2,506
Dell, Inc.
4.625% due 04/01/2021 (d)	1,500	1,538
Denbury Resources, Inc.
9.000% due 05/15/2021	2,938	3,114
Diamond Finance Corp.
5.875% due 06/15/2021	8,199	8,622

DISH DBS Corp.
4.250% due 04/01/2018	3,391	3,456
5.125% due 05/01/2020	8,552	8,937
6.750% due 06/01/2021	8,445	9,136
7.875% due 09/01/2019	2,740	3,028
DJO Finance LLC
10.750% due 04/15/2020	2,550	2,085
DJO Finco, Inc.
8.125% due 06/15/2021	2,705	2,347
Dollar Tree, Inc.
5.250% due 03/01/2020	960	990
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	2,200	2,167
DynCorp International, Inc. (10.375% Cash and 1.500% PIK)
11.875% due 11/30/2020 (a)	905	869
Dynegy, Inc.
6.750% due 11/01/2019	10,610	10,955
EMC Corp.
1.875% due 06/01/2018	7,225	7,157
2.650% due 06/01/2020	7,725	7,531
Energy Transfer Equity LP
7.500% due 10/15/2020	9,125	10,220
Ensco PLC
4.700% due 03/15/2021	2,755	2,714
Everi Payments, Inc.
10.000% due 01/15/2022	1,300	1,355
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020	8,450	8,651
First Quantum Minerals Ltd.
6.750% due 02/15/2020	2,808	2,905
7.000% due 02/15/2021	7,388	7,647
Florida East Coast Holdings Corp.
6.750% due 05/01/2019	7,185	7,419
Freeport-McMoRan, Inc.
2.300% due 11/14/2017	2,540	2,534
2.375% due 03/15/2018	8,350	8,308
3.100% due 03/15/2020	3,970	3,920
3.550% due 03/01/2022	3,600	3,352
6.500% due 11/15/2020	2,000	2,055
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	4,351	4,617
6.875% due 07/15/2017	3,240	3,289
Gardner Denver, Inc.
6.875% due 08/15/2021 (d)	2,100	2,179
GFL Environmental, Inc.
9.875% due 02/01/2021	2,100	2,284
Global Ship Lease, Inc.
10.000% due 04/01/2019	468	466
GLP Capital LP
4.375% due 11/01/2018	490	505
4.375% due 04/15/2021	300	309
4.875% due 11/01/2020	7,550	7,940
Guitar Center, Inc.
6.500% due 04/15/2019	300	254
Harland Clarke Holdings Corp.
8.375% due 08/15/2022	500	514
Harvest Operations Corp.
2.330% due 04/14/2021	2,653	2,583
HCA Holdings, Inc.
6.250% due 02/15/2021	3,550	3,841
HCA, Inc.
3.750% due 03/15/2019	2,650	2,716
4.250% due 10/15/2019	50	52
5.875% due 03/15/2022	5,700	6,284
6.500% due 02/15/2020	17,015	18,663
7.500% due 02/15/2022	4,975	5,703
HD Supply, Inc.
5.250% due 12/15/2021	5,260	5,549
Hertz Corp.
4.250% due 04/01/2018	1,850	1,850
5.875% due 10/15/2020	2,975	2,863
6.750% due 04/15/2019	2,573	2,579
Hexion, Inc.
6.625% due 04/15/2020	3,610	3,330
HRG Group, Inc.
7.750% due 01/15/2022	2,980	3,159
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	2,577	2,799
7.625% due 06/15/2021	3,180	3,518
Huntsman International LLC
4.875% due 11/15/2020	9,879	10,348
IAMGOLD Corp.
6.750% due 10/01/2020	1,400	1,447

IASIS Healthcare LLC
8.375% due 05/15/2019	2,725	2,623
iHeartCommunications, Inc.
9.000% due 12/15/2019	6,870	5,865
9.000% due 03/01/2021	9,650	7,358
11.250% due 03/01/2021	6,950	5,490
Immucor, Inc.
11.125% due 08/15/2019	2,100	2,053
Imperial Metals Corp.
7.000% due 03/15/2019	400	381
Infor Software Parent LLC (7.125% Cash or 7.875% PIK)
7.125% due 05/01/2021 (a)	2,845	2,923
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020	2,680	2,456
Intelsat Luxembourg S.A.
6.750% due 06/01/2018	20,175	19,065
International Game Technology PLC
5.625% due 02/15/2020	3,045	3,197
6.250% due 02/15/2022	5,175	5,550
INVISTA Finance LLC
4.250% due 10/15/2019	2,740	2,829
Jack Ohio Finance LLC
6.750% due 11/15/2021	2,550	2,646
Jaguar Land Rover Automotive PLC
3.500% due 03/15/2020	2,550	2,579
4.125% due 12/15/2018	4,800	4,920
JC Penney Corp., Inc.
5.750% due 02/15/2018	1,000	1,025
7.950% due 04/01/2017	829	829
8.125% due 10/01/2019	2,500	2,712
Jo-Ann Stores LLC
8.125% due 03/15/2019	1,459	1,459
Jurassic Holdings, Inc.
6.875% due 02/15/2021	2,000	1,660
K Hovnanian Enterprises, Inc.
8.000% due 11/01/2019	2,515	2,094
KB Home
4.750% due 05/15/2019	2,726	2,815
8.000% due 03/15/2020	2,880	3,211
Kindred Healthcare, Inc.
8.000% due 01/15/2020	3,230	3,299
Kinetic Concepts, Inc.
7.875% due 02/15/2021	2,500	2,656
Kinross Gold Corp.
5.125% due 09/01/2021	2,000	2,093
Kratos Defense & Security Solutions, Inc.
7.000% due 05/15/2019	2,617	2,630
L Brands, Inc.
5.625% due 02/15/2022	2,740	2,887
6.625% due 04/01/2021	6,290	6,894
8.500% due 06/15/2019	755	846
Laureate Education, Inc.
9.250% due 09/01/2019	5,875	6,125
Lennar Corp.
4.125% due 12/01/2018	500	513
4.125% due 01/15/2022	800	810
4.500% due 11/15/2019	2,640	2,729
4.750% due 12/15/2017	436	443
4.750% due 04/01/2021	2,724	2,853
12.250% due 06/01/2017	1,000	1,020
LifePoint Health, Inc.
5.500% due 12/01/2021	4,576	4,750
Lightstream Resources Ltd.
8.625% due 02/01/2020 ^	3,575	54
Lundin Mining Corp.
7.500% due 11/01/2020	2,060	2,189
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018	7,172	7,199
4.875% due 04/15/2020	2,655	2,672
MGM Resorts International
5.250% due 03/31/2020	2,350	2,479
6.625% due 12/15/2021	3,405	3,780
6.750% due 10/01/2020	8,293	9,143
7.750% due 03/15/2022	3,000	3,469
8.625% due 02/01/2019	5,322	5,868
Momentive Performance Materials, Inc.
3.880% due 10/24/2021	2,425	2,398
Murray Energy Corp.
11.250% due 04/15/2021	2,680	2,084
Nabors Industries, Inc.
5.000% due 09/15/2020	2,385	2,473
6.150% due 02/15/2018	3,833	3,988
Nature’s Bounty Co.
7.625% due 05/15/2021	8,285	8,741

Navios Maritime Holdings, Inc.
7.375% due 01/15/2022	3,150	2,693
Navistar International Corp.
8.250% due 11/01/2021	6,000	6,030
NCL Corp. Ltd.
4.625% due 11/15/2020	2,750	2,822
4.750% due 12/15/2021	2,000	2,035
Neiman Marcus Group Ltd. LLC
8.000% due 10/15/2021	2,705	1,642
Noble Holding International Ltd.
4.900% due 08/01/2020 (d)	310	307
Nokia OYJ
5.375% due 05/15/2019	3,040	3,219
Nuance Communications, Inc.
5.375% due 08/15/2020	1,423	1,448
NXP BV
4.125% due 06/15/2020	1,500	1,562
4.125% due 06/01/2021	6,203	6,451
Pacific Drilling Ltd.
7.250% due 12/01/2017	2,000	1,100
Pacific Drilling S.A.
5.375% due 06/01/2020 (d)	4,571	2,251
Permian Resources LLC
13.000% due 11/30/2020	5,066	5,965
PHI, Inc.
5.250% due 03/15/2019	2,345	2,228
Platform Specialty Products Corp.
6.500% due 02/01/2022	5,175	5,395
10.375% due 05/01/2021	1,000	1,115
Precision Drilling Corp.
6.625% due 11/15/2020	3,205	3,237
Pride International LLC
6.875% due 08/15/2020	3,775	3,945
QEP Resources, Inc.
6.875% due 03/01/2021	2,200	2,348
Radio One, Inc.
9.250% due 02/15/2020	1,400	1,358
Resolute Energy Corp.
8.500% due 05/01/2020	3,100	3,139
Revlon Consumer Products Corp.
5.750% due 02/15/2021	2,000	2,008
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	12,500	12,875
Rite Aid Corp.
6.750% due 06/15/2021	2,100	2,126
9.250% due 03/15/2020	7,000	7,201
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021	1,000	1,020
Rockies Express Pipeline LLC
5.625% due 04/15/2020	2,525	2,670
6.000% due 01/15/2019	3,724	3,901
6.850% due 07/15/2018	4,879	5,123
Rowan Cos., Inc.
7.875% due 08/01/2019 (d)	4,247	4,581
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	7,175	7,736
Sanmina Corp.
4.375% due 06/01/2019	2,648	2,714
Scientific Games International, Inc.
7.000% due 01/01/2022	6,900	7,392
Sears Holdings Corp.
8.000% due 12/15/2019 (d)	2,648	2,092
Select Medical Corp.
6.375% due 06/01/2021	4,990	5,065
Sequa Corp.
7.000% due 12/15/2017	9,068	4,851
SESI LLC
7.125% due 12/15/2021	2,100	2,137
SoftBank Group Corp.
4.500% due 04/15/2020	2,475	2,552
Southwestern Energy Co.
5.800% due 01/23/2020	2,830	2,871
7.500% due 02/01/2018	692	724
Springs Industries, Inc.
6.250% due 06/01/2021	2,748	2,837
Standard Industries, Inc.
5.125% due 02/15/2021	5,180	5,400
Sterigenics-Nordion Topco LLC
8.125% due 11/01/2021 (a)	2,000	2,055
Sunoco LP
5.500% due 08/01/2020	2,711	2,741
Syniverse Foreign Holdings Corp.
9.125% due 01/15/2022	3,376	3,275

Syniverse Holdings, Inc.
9.125% due 01/15/2019	549	515
T-Mobile USA, Inc.
4.000% due 04/15/2022	2,805	2,868
6.125% due 01/15/2022	2,249	2,381
6.464% due 04/28/2019	15,950	16,010
6.542% due 04/28/2020	2,760	2,819
Taylor Morrison Communities, Inc.
5.250% due 04/15/2021	2,100	2,174
Teck Resources Ltd.
4.500% due 01/15/2021	2,980	3,104
4.750% due 01/15/2022	2,400	2,493
TEGNA, Inc.
5.125% due 10/15/2019	2,605	2,670
Tenet Healthcare Corp.
4.375% due 10/01/2021	8,150	8,191
4.500% due 04/01/2021	2,740	2,754
4.750% due 06/01/2020	2,555	2,623
5.000% due 03/01/2019	5,645	5,682
5.500% due 03/01/2019	7,325	7,453
6.000% due 10/01/2020	2,527	2,679
6.250% due 11/01/2018	2,540	2,678
7.500% due 01/01/2022	600	650
Tesoro Corp.
4.250% due 10/01/2017	2,000	2,020
Tesoro Logistics LP
5.500% due 10/15/2019	600	636
6.125% due 10/15/2021	1,400	1,468
Toll Brothers Finance Corp.
5.875% due 02/15/2022	2,000	2,177
8.910% due 10/15/2017	2,410	2,506
Tops Holding Corp. (8.750% Cash or 9.500% PIK)
8.750% due 06/15/2018 (a)	1,000	795
TransDigm, Inc.
5.500% due 10/15/2020	9,039	9,095
Transocean, Inc.
6.000% due 03/15/2018	2,525	2,580
8.125% due 12/15/2021	3,710	3,895
TRI Pointe Group, Inc.
4.875% due 07/01/2021	1,300	1,342
Tronox Finance LLC
6.375% due 08/15/2020	3,384	3,414
TRU Taj LLC
12.000% due 08/15/2021	2,000	1,775
Tullow Oil PLC
6.000% due 11/01/2020	5,505	5,341
Unit Corp.
6.625% due 05/15/2021	2,680	2,653
United States Steel Corp.
7.375% due 04/01/2020 (d)	1,389	1,500
8.375% due 07/01/2021	6,480	7,209
USG Corp.
8.250% due 01/15/2018	4,856	5,111
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020	8,910	8,008
5.625% due 12/01/2021	2,500	2,025
6.375% due 10/15/2020	14,140	12,867
6.500% due 03/15/2022	600	619
6.750% due 08/15/2018 (d)	848	851
7.000% due 10/01/2020	2,765	2,530
7.500% due 07/15/2021	2,600	2,288
Wave Holdco LLC (8.250% Cash or 9.000% PIK)
8.250% due 07/15/2019 (a)	437	441
Weatherford International Ltd.
7.750% due 06/15/2021	5,800	6,278
Westlake Chemical Corp.
4.625% due 02/15/2021	2,575	2,675
Whiting Petroleum Corp.
5.000% due 03/15/2019	5,693	5,707
5.750% due 03/15/2021 (d)	7,681	7,671
WideOpenWest Finance LLC
10.250% due 07/15/2019	3,452	3,607
Wind Acquisition Finance S.A.
4.750% due 07/15/2020	7,805	7,971
7.375% due 04/23/2021	13,550	14,126
Windstream Services LLC
7.750% due 10/01/2021 (d)	3,655	3,618
WPX Energy, Inc.
7.500% due 08/01/2020	2,608	2,778
Yum! Brands, Inc.
3.875% due 11/01/2020	1,290	1,324

ZF North America Capital, Inc.
4.000% due 04/29/2020	9,525	9,823

		1,118,664

UTILITIES 8.4%
AES Corp.
4.055% due 06/01/2019	579	580
8.000% due 06/01/2020	2,336	2,692
CenturyLink, Inc.
5.150% due 06/15/2017	2,395	2,415
5.625% due 04/01/2020	5,735	6,034
6.000% due 04/01/2017	2,917	2,917
6.450% due 06/15/2021	2,730	2,914
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017 ^	501	144
Endeavor Energy Resources LP
7.000% due 08/15/2021	2,000	2,100
EP Energy LLC
9.375% due 05/01/2020	6,975	6,609
Extraction Oil & Gas Holdings LLC
7.875% due 07/15/2021	5,960	6,318
Frontier Communications Corp.
6.250% due 09/15/2021 (d)	2,500	2,338
8.125% due 10/01/2018	8,225	8,749
8.250% due 04/15/2017	3,315	3,321
8.500% due 04/15/2020	2,502	2,649
8.875% due 09/15/2020	2,534	2,683
Genesis Energy LP
5.750% due 02/15/2021	2,595	2,640
GenOn Energy, Inc.
7.875% due 06/15/2017	14,373	10,025
Great Western Petroleum LLC
9.000% due 09/30/2021	2,172	2,264
NGPL PipeCo LLC
7.119% due 12/15/2017	8,134	8,398
Niska Gas Storage Ltd.
6.500% due 04/01/2019	1,900	1,919
NRG Energy, Inc.
7.625% due 01/15/2018	77	80
Permian Resources LLC
7.125% due 11/01/2020	1,500	1,223
Sprint Capital Corp.
6.900% due 05/01/2019	4,452	4,764
Sprint Communications, Inc.
7.000% due 03/01/2020	2,200	2,404
7.000% due 08/15/2020	8,475	9,121
8.375% due 08/15/2017	2,000	2,047
9.000% due 11/15/2018	15,617	17,042
Sprint Corp.
7.250% due 09/15/2021	6,501	7,035
Talen Energy Supply LLC
4.625% due 07/15/2019	7,200	7,380
Talos Production LLC
9.750% due 02/15/2018	400	274
Targa Resources Partners LP
4.125% due 11/15/2019	2,650	2,706
Telecom Italia Capital S.A.
6.999% due 06/04/2018	16,929	17,839

		149,624

Total Corporate Bonds & Notes (Cost $1,553,067)		1,541,547

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Modular Space Corp.	58,539	732

Total Common Stocks (Cost $992)		732

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.1%
REPURCHASE AGREEMENTS (e) 12.1%		216,713

Total Short-Term Instruments (Cost $216,713)		216,713

Total Investments in Securities (Cost $1,770,772)		1,758,992

	SHARES
INVESTMENTS IN AFFILIATES 2.3%
SHORT-TERM INSTRUMENTS 2.3%
MUTUAL FUNDS 2.3%
PIMCO Money Market Fund (c)(d)	40,380,128	40,380

Total Short-Term Instruments (Cost $40,380)		40,380

Total Investments in Affiliates (Cost $40,380)		40,380

Total Investments 100.8% (Cost $1,811,152)		$1,799,372
Financial Derivative Instruments (f) 0.0% (Cost or Premiums, net $0)		305
Other Assets and Liabilities, net (0.8)%		(15,421)

Net Assets 100.0%		$1,784,256

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind security.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(c)	Institutional Class Shares of each Fund.

(d)	Securities with an aggregate market value of $43,120 were out on loan in exchange for $40,380 of cash collateral as of March 31, 2017. The collateral was invested in the PIMCO Money Market Fund.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.950%	03/31/2017	04/03/2017	$50,000	U.S. Treasury Bonds 3.750% due 11/15/2043	$(51,766)	$50,000	$50,004
MBC	0.970	03/31/2017	04/03/2017	99,100	U.S. Treasury Notes 1.625% due 08/15/2022 - 02/15/2026	(102,438)	99,100	99,108
SGY	0.780	03/28/2017	04/04/2017	50,000	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(51,022)	50,000	50,007
SSB	0.050	03/31/2017	04/03/2017	17,613	U.S. Treasury Notes 2.000% due 08/31/2021 (2)	(17,966)	17,613	17,613

Total Repurchase Agreements						$(223,192)	$216,713	$216,732

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended March 31, 2017 was $(3,807) at a weighted average interest rate of (3.137%). Average borrowings includes reverse repurchase agreements, of which there were none open at period end.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note June Futures	Long	06/2017	695	$113	$114	$0

Total Futures Contracts				$113	$114	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$11,564	$966	$673	$10	$0
CDX.HY-26 5-Year Index	5.000	06/20/2021	199,980	17,589	10,694	138	0
CDX.HY-27 5-Year Index	5.000	12/20/2021	58,707	4,757	1,145	43	0

				$23,312	$12,512	$191	$0

Total Swap Agreements				$23,312	$12,512	$191	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $14,604 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$273,259	$0	$273,259
Industrials	0	1,118,664	0	1,118,664
Utilities	0	149,624	0	149,624
Common Stocks
Consumer Discretionary	732	0	0	732
Short-Term Instruments
Repurchase Agreements	0	216,713	0	216,713
	$732	$1,758,260	$0	$1,758,992

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	40,380	0	0	40,380

Total Investments	$4,1112	$1,758,260	$0	$1,799,372

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$114	$191	$0	$305

Total Financial Derivative Instruments	$114	$191	$0	$305

Totals	$41,226	$1,758,451	$0	$1,799,677

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.9%
CORPORATE BONDS & NOTES 91.2%
BANKING & FINANCE 31.8%
ABN AMRO Bank NV
4.750% due 07/28/2025	$500	$516
AerCap Ireland Capital DAC
4.500% due 05/15/2021	1,825	1,915
4.625% due 10/30/2020	3,650	3,860
Aflac, Inc.
3.625% due 11/15/2024	2,650	2,733
American Express Co.
2.650% due 12/02/2022	250	248
4.050% due 12/03/2042	425	418
American Honda Finance Corp.
2.450% due 09/24/2020	2,300	2,323
American International Group, Inc.
3.750% due 07/10/2025	3,225	3,212
American Tower Corp.
3.125% due 01/15/2027	2,875	2,696
4.500% due 01/15/2018	420	429
Aviation Capital Group Corp.
6.750% due 04/06/2021	100	115
7.125% due 10/15/2020	100	114
Banco do Brasil S.A.
6.000% due 01/22/2020	325	347
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022	375	380
Bank of America Corp.
2.650% due 04/01/2019	1,675	1,695
3.500% due 04/19/2026	2,875	2,842
4.000% due 04/01/2024	4,975	5,165
6.875% due 04/25/2018	250	263
7.750% due 05/14/2038	350	482
Bank of New York Mellon Corp.
3.000% due 02/24/2025	3,350	3,317
Barclays Bank PLC
6.050% due 12/04/2017	425	436
Barclays PLC
4.375% due 01/12/2026	3,700	3,757
BB&T Corp.
2.450% due 01/15/2020	3,719	3,758
Berkshire Hathaway Finance Corp.
5.750% due 01/15/2040	300	374
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros
5.500% due 07/16/2020	1,400	1,473
BNP Paribas S.A.
5.000% due 01/15/2021	4,675	5,063
Boston Properties LP
3.800% due 02/01/2024	675	692
BPCE S.A.
4.500% due 03/15/2025	2,350	2,315
5.150% due 07/21/2024	625	643
Capital One Financial Corp.
4.750% due 07/15/2021	3,100	3,337
CBOE Holdings, Inc.
3.650% due 01/12/2027	300	302
Charles Schwab Corp.
3.000% due 03/10/2025	300	297
Chubb INA Holdings, Inc.
3.350% due 05/03/2026	3,125	3,164
4.350% due 11/03/2045	975	1,029
Citigroup, Inc.
2.700% due 03/30/2021	2,125	2,129
3.400% due 05/01/2026	2,790	2,719
3.700% due 01/12/2026	3,325	3,334
4.000% due 08/05/2024	3,175	3,215
8.125% due 07/15/2039	84	124
Citizens Financial Group, Inc.
2.375% due 07/28/2021	100	99
CME Group, Inc.
3.000% due 09/15/2022	2,425	2,477
3.000% due 03/15/2025	400	401
Compass Bank
6.400% due 10/01/2017	825	842

Cooperatieve Rabobank UA
3.875% due 02/08/2022	325	342
5.250% due 05/24/2041	3,530	4,118
Credit Suisse AG
3.000% due 10/29/2021	1,150	1,161
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023	2,000	2,010
4.875% due 05/15/2045	1,000	1,021
Crown Castle International Corp.
4.450% due 02/15/2026	2,250	2,344
Deutsche Bank AG
4.100% due 01/13/2026	3,050	3,067
Duke Realty LP
3.875% due 10/15/2022	250	260
Essex Portfolio LP
3.250% due 05/01/2023	2,475	2,468
First Republic Bank
4.375% due 08/01/2046	250	241
Ford Motor Credit Co. LLC
2.375% due 03/12/2019	4,200	4,216
3.336% due 03/18/2021	1,000	1,012
5.875% due 08/02/2021	2,375	2,644
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020	4,375	4,394
4.418% due 11/15/2035	2,727	2,885
General Motors Financial Co., Inc.
3.700% due 11/24/2020	1,000	1,030
Goldman Sachs Group, Inc.
2.375% due 01/22/2018	2,375	2,388
2.550% due 10/23/2019	4,625	4,670
3.500% due 01/23/2025	400	399
4.750% due 10/21/2045	625	662
6.750% due 10/01/2037	2,825	3,496
Hospitality Properties Trust
5.000% due 08/15/2022	959	1,022
HSBC Holdings PLC
3.900% due 05/25/2026	1,000	1,011
4.300% due 03/08/2026	2,700	2,814
HSBC USA, Inc.
2.375% due 11/13/2019	4,650	4,673
Hutchison Whampoa International Ltd.
7.450% due 11/24/2033	600	831
ING Bank NV
2.500% due 10/01/2019	2,910	2,928
Intercontinental Exchange, Inc.
2.500% due 10/15/2018	375	380
JPMorgan Chase & Co.
2.550% due 03/01/2021	3,625	3,628
2.950% due 10/01/2026	4,025	3,831
3.625% due 05/13/2024	3,375	3,451
4.850% due 02/01/2044	2,650	2,935
5.400% due 01/06/2042	300	350
KeyCorp
2.900% due 09/15/2020	2,330	2,370
Kilroy Realty LP
3.800% due 01/15/2023	875	898
Lazard Group LLC
3.750% due 02/13/2025	2,250	2,240
LeasePlan Corp. NV
3.000% due 10/23/2017	425	427
Lloyds Bank PLC
5.800% due 01/13/2020	400	437
Lloyds Banking Group PLC
3.750% due 01/11/2027	3,250	3,201
Macquarie Bank Ltd.
6.625% due 04/07/2021	49	55
Marsh & McLennan Cos., Inc.
3.750% due 03/14/2026	433	446
4.350% due 01/30/2047	200	202
MetLife, Inc.
5.875% due 02/06/2041	85	104
9.250% due 04/08/2038	975	1,349
Mitsubishi UFJ Financial Group, Inc.
3.850% due 03/01/2026	1,850	1,901
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	2,875	2,854
Morgan Stanley
3.875% due 01/27/2026	3,175	3,223
4.350% due 09/08/2026	3,370	3,436
7.300% due 05/13/2019	2,978	3,293
Nasdaq, Inc.
3.850% due 06/30/2026	100	100
National City Corp.
6.875% due 05/15/2019	2,325	2,555

Nationwide Building Society
2.450% due 07/27/2021	300	297
New York Life Global Funding
2.350% due 07/14/2026	100	94
New York Life Insurance Co.
6.750% due 11/15/2039	1,050	1,422
Nippon Life Insurance Co.
5.100% due 10/16/2044	1,000	1,060
PNC Bank N.A.
3.800% due 07/25/2023	400	419
Principal Life Global Funding
3.000% due 04/18/2026	1,172	1,142
Progressive Corp.
2.450% due 01/15/2027	200	188
Prudential Financial, Inc.
3.500% due 05/15/2024	3,125	3,220
Raymond James Financial, Inc.
3.625% due 09/15/2026	100	99
Santander Holdings USA, Inc.
4.500% due 07/17/2025	2,375	2,422
Societe Generale S.A.
4.250% due 04/14/2025	1,000	982
Standard Chartered PLC
3.050% due 01/15/2021	1,200	1,205
State Street Corp.
1.952% due 08/18/2020	1,200	1,223
Sumitomo Life Insurance Co.
6.500% due 09/20/2073	600	685
Sumitomo Mitsui Banking Corp.
3.200% due 07/18/2022	2,025	2,059
Sumitomo Mitsui Financial Group, Inc.
2.058% due 07/14/2021	1,000	974
Synchrony Financial
2.700% due 02/03/2020	250	251
Tanger Properties LP
3.750% due 12/01/2024	1,855	1,844
TIAA Asset Management Finance Co. LLC
4.125% due 11/01/2024	1,000	1,021
Toyota Motor Credit Corp.
1.900% due 04/08/2021	1,000	985
U.S. Bancorp
2.950% due 07/15/2022	3,200	3,231
UBS AG
1.800% due 03/26/2018	1,000	1,001
UBS Group Funding Jersey Ltd.
4.125% due 09/24/2025	2,825	2,878
Ventas Realty LP
4.000% due 04/30/2019	250	259
Visa, Inc.
4.300% due 12/14/2045	2,520	2,652
WEA Finance LLC
3.750% due 09/17/2024	2,350	2,381
Wells Fargo & Co.
1.400% due 09/08/2017	4,661	4,661
3.300% due 09/09/2024	4,340	4,351
4.125% due 08/15/2023	75	79
4.400% due 06/14/2046	1,000	969
Weyerhaeuser Co.
7.375% due 03/15/2032	2,125	2,801
WR Berkley Corp.
4.625% due 03/15/2022	400	430

		224,108

INDUSTRIALS 47.7%
21st Century Fox America, Inc.
4.950% due 10/15/2045	1,200	1,246
6.400% due 12/15/2035	100	122
Abbott Laboratories
2.550% due 03/15/2022	250	246
AbbVie, Inc.
2.900% due 11/06/2022	3,625	3,616
3.200% due 05/14/2026	2,420	2,331
4.300% due 05/14/2036	500	485
4.450% due 05/14/2046	1,000	960
Actavis Funding SCS
3.800% due 03/15/2025	3,004	3,031
Activision Blizzard, Inc.
2.300% due 09/15/2021	300	294
3.400% due 09/15/2026	2,775	2,715
Alibaba Group Holding Ltd.
3.600% due 11/28/2024	1,925	1,942
Altria Group, Inc.
2.950% due 05/02/2023	4,218	4,200

Amgen, Inc.
3.450% due 10/01/2020	1,645	1,713
3.625% due 05/22/2024	4,300	4,413
4.400% due 05/01/2045	100	97
Anadarko Petroleum Corp.
3.450% due 07/15/2024	2,950	2,881
Anglo American Capital PLC
2.625% due 09/27/2017	25	25
Anheuser-Busch Cos. LLC
5.500% due 01/15/2018	2,150	2,216
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	1,925	1,950
4.900% due 02/01/2046	4,500	4,878
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 01/15/2022	3,675	3,853
7.750% due 01/15/2019	2,275	2,504
Anthem, Inc.
3.500% due 08/15/2024	1,204	1,213
Apache Corp.
4.750% due 04/15/2043	500	502
5.100% due 09/01/2040	1,125	1,161
Apple, Inc.
2.500% due 02/09/2025	2,850	2,760
3.250% due 02/23/2026	2,650	2,680
3.450% due 05/06/2024	375	388
3.850% due 08/04/2046	1,000	954
Bacardi Ltd.
2.750% due 07/15/2026	100	95
Barrick PD Australia Finance Pty. Ltd.
4.950% due 01/15/2020	100	107
Baxalta, Inc.
5.250% due 06/23/2045	1,800	1,973
Becton Dickinson and Co.
2.675% due 12/15/2019	4,017	4,076
BorgWarner, Inc.
3.375% due 03/15/2025	200	199
Boston Scientific Corp.
2.650% due 10/01/2018	2,390	2,414
Broadcom Corp.
2.375% due 01/15/2020	500	500
3.000% due 01/15/2022	500	499
3.625% due 01/15/2024	500	504
3.875% due 01/15/2027	500	504
Burlington Northern Santa Fe LLC
5.400% due 06/01/2041	2,965	3,471
Caterpillar, Inc.
3.803% due 08/15/2042	3,048	2,899
CBS Corp.
2.900% due 01/15/2027	200	187
Cenovus Energy, Inc.
6.750% due 11/15/2039	260	298
Charter Communications Operating LLC
4.908% due 07/23/2025	3,150	3,332
Chevron Corp.
2.100% due 05/16/2021	2,475	2,458
China Resources Gas Group Ltd.
4.500% due 04/05/2022	750	791
Cigna Corp.
5.375% due 02/15/2042	1,275	1,484
Cimarex Energy Co.
4.375% due 06/01/2024	1,650	1,716
Cisco Systems, Inc.
2.500% due 09/20/2026	1,000	951
Coca-Cola Co.
1.650% due 03/14/2018	250	251
Comcast Corp.
3.125% due 07/15/2022	3,795	3,889
3.150% due 03/01/2026	2,825	2,782
3.200% due 07/15/2036	1,000	891
3.600% due 03/01/2024	3,060	3,170
ConocoPhillips Co.
2.875% due 11/15/2021	2,540	2,564
Continental Resources, Inc.
4.500% due 04/15/2023	300	294
Corning, Inc.
5.750% due 08/15/2040	285	326
Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022	225	226
4.500% due 09/16/2025	1,575	1,662
Cox Communications, Inc.
3.350% due 09/15/2026	100	97
CSX Corp.
3.800% due 11/01/2046	1,000	915
6.220% due 04/30/2040	325	400

CVS Health Corp.
3.375% due 08/12/2024	2,915	2,923
5.125% due 07/20/2045	670	741
Deutsche Telekom International Finance BV
3.600% due 01/19/2027	2,050	2,045
Diamond Finance Corp.
5.450% due 06/15/2023	500	540
6.020% due 06/15/2026	2,530	2,768
8.100% due 07/15/2036	500	630
Dolphin Energy Ltd.
5.500% due 12/15/2021	1,000	1,107
Dominion Gas Holdings LLC
3.600% due 12/15/2024	1,800	1,825
Dow Chemical Co.
5.250% due 11/15/2041	630	696
Eaton Corp.
2.750% due 11/02/2022	1,000	994
Ecopetrol S.A.
5.375% due 06/26/2026	1,925	1,974
Eli Lilly & Co.
2.750% due 06/01/2025	2,690	2,665
Encana Corp.
5.150% due 11/15/2041	30	29
Energy Transfer Partners LP
3.600% due 02/01/2023	3,650	3,632
4.200% due 04/15/2027	500	495
4.650% due 06/01/2021	100	105
5.300% due 04/15/2047	500	482
Enterprise Products Operating LLC
3.750% due 02/15/2025	2,525	2,543
3.950% due 02/15/2027	1,650	1,686
4.850% due 03/15/2044	800	812
6.650% due 04/15/2018	200	210
Equifax, Inc.
2.300% due 06/01/2021	300	296
ERAC USA Finance LLC
3.300% due 12/01/2026	1,000	960
Exxon Mobil Corp.
3.176% due 03/15/2024	3,050	3,135
FedEx Corp.
4.550% due 04/01/2046	975	979
Flex Ltd.
4.750% due 06/15/2025	1,600	1,683
Forest Laboratories LLC
4.375% due 02/01/2019	4,275	4,425
Freeport-McMoRan, Inc.
3.550% due 03/01/2022	75	70
General Electric Co.
3.100% due 01/09/2023	75	77
5.500% due 01/08/2020	2,802	3,072
6.875% due 01/10/2039	416	591
General Motors Co.
4.875% due 10/02/2023	3,125	3,338
Georgia-Pacific LLC
3.163% due 11/15/2021	2,750	2,798
Gilead Sciences, Inc.
3.500% due 02/01/2025	3,104	3,129
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/2023	225	226
6.375% due 05/15/2038	1,825	2,403
Glencore Finance Canada Ltd.
4.250% due 10/25/2022	4,322	4,498
Grupo Televisa S.A.B.
5.000% due 05/13/2045	500	458
GTL Trade Finance, Inc.
5.893% due 04/29/2024	2,825	2,846
Halliburton Co.
5.000% due 11/15/2045	2,800	2,952
Hewlett Packard Enterprise Co.
4.400% due 10/15/2022	1,575	1,651
Home Depot, Inc.
3.000% due 04/01/2026	3,210	3,208
3.500% due 09/15/2056	100	87
4.250% due 04/01/2046	7	7
Intel Corp.
3.700% due 07/29/2025	3,050	3,192
International Business Machines Corp.
4.000% due 06/20/2042	92	92
5.600% due 11/30/2039	29	36
John Deere Capital Corp.
2.800% due 03/06/2023	2,600	2,608
3.900% due 07/12/2021	275	291
KazMunayGas National Co. JSC
7.000% due 05/05/2020	1,374	1,518

Kinder Morgan Energy Partners LP
3.950% due 09/01/2022	2,350	2,403
5.300% due 09/15/2020	485	525
Kinder Morgan, Inc.
3.050% due 12/01/2019	200	203
5.550% due 06/01/2045	2,465	2,536
KLA-Tencor Corp.
4.650% due 11/01/2024	1,650	1,759
Koninklijke Philips NV
3.750% due 03/15/2022	1,845	1,925
Kraft Heinz Foods Co.
4.375% due 06/01/2046	2,275	2,134
5.200% due 07/15/2045	450	468
6.125% due 08/23/2018	3,805	4,025
Kroger Co.
6.150% due 01/15/2020	275	303
L-3 Technologies, Inc.
4.750% due 07/15/2020	699	748
Lockheed Martin Corp.
4.700% due 05/15/2046	2,800	3,044
Lowe’s Cos., Inc.
4.650% due 04/15/2042	1,753	1,873
McDonald’s Corp.
3.700% due 01/30/2026	975	999
4.875% due 12/09/2045	2,250	2,402
Medtronic, Inc.
3.150% due 03/15/2022	2,500	2,569
3.500% due 03/15/2025	3,325	3,404
4.625% due 03/15/2045	1,825	1,965
Merck & Co., Inc.
3.700% due 02/10/2045	2,285	2,181
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	160	172
Microsoft Corp.
2.700% due 02/12/2025	3,661	3,601
4.250% due 02/06/2047	1,000	1,027
4.450% due 11/03/2045	3,040	3,218
Moody’s Corp.
4.875% due 02/15/2024	2,250	2,459
5.500% due 09/01/2020	300	329
Mylan, Inc.
3.125% due 01/15/2023	100	97
Newell Brands, Inc.
5.500% due 04/01/2046	2,435	2,773
Noble Holding International Ltd.
4.900% due 08/01/2020	12	12
Norfolk Southern Corp.
4.650% due 01/15/2046	2,525	2,710
Northrop Grumman Corp.
3.850% due 04/15/2045	565	534
Occidental Petroleum Corp.
3.400% due 04/15/2026	975	974
ONEOK Partners LP
3.200% due 09/15/2018	2,440	2,475
4.900% due 03/15/2025	1,600	1,696
5.000% due 09/15/2023	250	268
Oracle Corp.
2.800% due 07/08/2021	4,410	4,503
4.125% due 05/15/2045	2,400	2,340
Owens Corning
3.400% due 08/15/2026	100	97
Penske Truck Leasing Co. LP
3.400% due 11/15/2026	200	193
PepsiCo, Inc.
2.850% due 02/24/2026	1,000	985
5.500% due 01/15/2040	430	524
Pertamina Persero PT
4.300% due 05/20/2023	1,000	1,033
Petroleos Mexicanos
4.250% due 01/15/2025	1,475	1,420
4.875% due 01/24/2022	325	335
5.750% due 03/01/2018	170	176
6.375% due 01/23/2045	2,480	2,431
6.875% due 08/04/2026	1,200	1,335
Pfizer, Inc.
4.400% due 05/15/2044	400	419
Philip Morris International, Inc.
2.750% due 02/25/2026	1,000	963
3.375% due 08/11/2025	425	430
3.600% due 11/15/2023	825	855
5.650% due 05/16/2018	2,475	2,587
Pioneer Natural Resources Co.
6.875% due 05/01/2018	200	210

QUALCOMM, Inc.
3.000% due 05/20/2022	975	987
3.450% due 05/20/2025	725	736
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	1,000	1,115
Reliance Industries Ltd.
4.125% due 01/28/2025	1,000	1,026
Republic Services, Inc.
5.250% due 11/15/2021	295	329
Reynolds American, Inc.
4.450% due 06/12/2025	2,475	2,609
Roche Holdings, Inc.
2.625% due 05/15/2026	2,050	1,980
Rogers Communications, Inc.
6.800% due 08/15/2018	2,750	2,936
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	4,300	4,636
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	1,000	993
Sky PLC
3.750% due 09/16/2024	206	208
Southern Copper Corp.
6.750% due 04/16/2040	2,100	2,379
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	400	401
Stryker Corp.
2.625% due 03/15/2021	200	201
3.500% due 03/15/2026	1,000	1,012
4.375% due 01/15/2020	100	106
4.625% due 03/15/2046	1,200	1,239
Suncor Energy, Inc.
6.100% due 06/01/2018	2,375	2,501
Target Corp.
3.875% due 07/15/2020	250	264
Telefonica Emisiones S.A.U.
5.462% due 02/16/2021	125	137
7.045% due 06/20/2036	1,725	2,140
Teva Pharmaceutical Finance Netherlands BV
3.150% due 10/01/2026	2,200	2,031
Thermo Fisher Scientific, Inc.
2.950% due 09/19/2026	2,050	1,956
3.150% due 01/15/2023	100	100
Time Warner Cable LLC
5.000% due 02/01/2020	2,475	2,637
Time Warner, Inc.
3.400% due 06/15/2022	550	560
3.550% due 06/01/2024	3,575	3,586
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	215	225
4.875% due 01/15/2026	2,100	2,331
Tyson Foods, Inc.
4.875% due 08/15/2034	1,925	1,974
Union Pacific Corp.
3.799% due 10/01/2051	1,875	1,755
United Technologies Corp.
3.100% due 06/01/2022	4,169	4,293
UnitedHealth Group, Inc.
4.750% due 07/15/2045	3,320	3,646
6.875% due 02/15/2038	415	565
Vale Overseas Ltd.
6.875% due 11/21/2036	2,365	2,554
Viacom, Inc.
4.250% due 09/01/2023	2,945	3,025
Wal-Mart Stores, Inc.
6.200% due 04/15/2038	4,747	6,200
Walgreens Boots Alliance, Inc.
2.600% due 06/01/2021	1,000	1,002
Walt Disney Co.
4.125% due 06/01/2044	2,271	2,344
Western Gas Partners LP
4.650% due 07/01/2026	300	310
Whirlpool Corp.
3.700% due 03/01/2023	250	258
5.150% due 03/01/2043	300	321
Williams Partners LP
5.400% due 03/04/2044	1,864	1,908
Woodside Finance Ltd.
3.700% due 09/15/2026	400	392
Wyeth LLC
5.950% due 04/01/2037	1,000	1,237

Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	2,850	2,823

		335,444

UTILITIES 11.7%
American Water Capital Corp.
3.850% due 03/01/2024	2,378	2,500
Appalachian Power Co.
7.000% due 04/01/2038	605	816
AT&T, Inc.
3.600% due 02/17/2023	1,000	1,014
3.800% due 03/01/2024	1,000	1,012
4.125% due 02/17/2026	2,175	2,209
4.800% due 06/15/2044	3,700	3,479
5.650% due 02/15/2047	975	1,030
Atmos Energy Corp.
4.150% due 01/15/2043	630	642
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	380	476
BG Energy Capital PLC
5.125% due 10/15/2041	115	126
Black Hills Corp.
3.150% due 01/15/2027	300	286
4.200% due 09/15/2046	100	94
BP Capital Markets PLC
2.237% due 05/10/2019	4,300	4,328
4.500% due 10/01/2020	275	295
CNOOC Finance Ltd.
3.000% due 05/09/2023	3,050	2,980
3.875% due 05/02/2022	550	568
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	1,000	963
Consumers Energy Co.
3.125% due 08/31/2024	2,075	2,079
Dominion Resources, Inc.
4.450% due 03/15/2021	120	128
DTE Electric Co.
3.650% due 03/15/2024	2,425	2,557
Duke Energy Corp.
3.750% due 09/01/2046	100	91
3.950% due 10/15/2023	400	419
Duke Energy Ohio, Inc.
3.800% due 09/01/2023	3,985	4,202
E.ON International Finance BV
5.800% due 04/30/2018	45	47
Electricite de France S.A.
4.600% due 01/27/2020	375	397
4.875% due 01/22/2044	2,475	2,468
Entergy Corp.
4.000% due 07/15/2022	1,650	1,730
5.125% due 09/15/2020	300	324
Exelon Corp.
3.950% due 06/15/2025	975	1,004
4.450% due 04/15/2046	1,000	994
Exelon Generation Co. LLC
6.200% due 10/01/2017	100	102
FirstEnergy Corp.
7.375% due 11/15/2031	2,593	3,387
Florida Power & Light Co.
4.125% due 02/01/2042	100	104
Kentucky Utilities Co.
5.125% due 11/01/2040	100	116
KeySpan Gas East Corp.
2.742% due 08/15/2026	1,000	957
MidAmerican Energy Co.
3.500% due 10/15/2024	4,387	4,553
Pacific Gas & Electric Co.
3.500% due 10/01/2020	305	317
4.750% due 02/15/2044	4,372	4,820
5.800% due 03/01/2037	255	316
Pennsylvania Electric Co.
5.200% due 04/01/2020	70	74
Petronas Global Sukuk Ltd.
2.707% due 03/18/2020	1,000	1,009
Plains All American Pipeline LP
4.500% due 12/15/2026	1,000	1,022
5.150% due 06/01/2042	725	690
Sempra Energy
2.300% due 04/01/2017	225	225
Shell International Finance BV
4.000% due 05/10/2046	1,000	964
4.375% due 03/25/2020	230	245
6.375% due 12/15/2038	925	1,197

Sinopec Group Overseas Development Ltd.
2.500% due 04/28/2020	1,650	1,644
Southern California Gas Co.
3.150% due 09/15/2024	2,500	2,547
Southern Power Co.
5.150% due 09/15/2041	2,765	2,800
Southwestern Public Service Co.
6.000% due 10/01/2036	2,198	2,660
Verizon Communications, Inc.
2.946% due 03/15/2022	3,016	3,006
3.000% due 11/01/2021	652	655
4.400% due 11/01/2034	3,157	2,996
4.522% due 09/15/2048	64	58
4.862% due 08/21/2046	1,773	1,712
5.012% due 08/21/2054	2,775	2,660
Vodafone Group PLC
2.500% due 09/26/2022	2,460	2,404

		82,498

Total Corporate Bonds & Notes (Cost $641,507)		642,050

SOVEREIGN ISSUES 0.1%
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	850	856

Total Sovereign Issues (Cost $860)		856

SHORT-TERM INSTRUMENTS 7.6%
REPURCHASE AGREEMENTS (a) 7.6%		53,415

Total Short-Term Instruments (Cost $53,415)		53,415

Total Investments in Securities (Cost $695,782)		696,321

Total Investments 98.9% (Cost $695,782)		$696,321
Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)		10
Other Assets and Liabilities, net 1.1%		7,703

Net Assets 100.0%		$704,034

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.970%	03/31/2017	04/03/2017	$52,900	U.S. Treasury Notes 2.000% due 02/15/2022	$(54,052)	$52,900	$52,904
SSB	0.050	03/31/2017	04/03/2017	515	U.S. Treasury Notes 2.000% due 08/31/2021 (2)	(528)	515	515

Total Repurchase Agreements						$(54,580)	$53,415	$53,419

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended March 31, 2017 was $(246) at a weighted average interest rate of (1.000)%. Average borrowings includes reverse repurchase agreements, of which there were none open at period end.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-26 5-Year Index	1.000%	06/20/2021	$9,600	$199	$95	$3	$0
CDX.IG-27 5-Year Index	1.000	12/20/2021	17,300	327	115	7	0
CDX.IG-28 5-Year Index	1.000	06/20/2022	700	12	1	0	0

				$538	$211	$10	$0

Total Swap Agreements				$538	$211	$10	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $1,111 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$224,108	$0	$224,108
Industrials	0	335,444	0	335,444
Utilities	0	82,498	0	82,498
Sovereign Issues	0	856	0	856
Short-Term Instruments
Repurchase Agreements	0	53,415	0	53,415

Total Investments	$0	$696,321	$0	$696,321

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$10	$0	$10

Total Financial Derivative Instruments	$0	$10	$0	$10

Totals	$0	$696,331	$0	$696,331

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Active Exchange-Traded Fund

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 57.8%
CORPORATE BONDS & NOTES 4.8%
BANKING & FINANCE 3.0%
Banque PSA Finance S.A.
5.750% due 04/04/2021		$200	$217
Barclays Bank PLC
7.625% due 11/21/2022		600	657
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		217	225
Novo Banco S.A.
5.000% due 05/14/2019	EUR	200	197

			1,296

INDUSTRIALS 1.0%
KazMunayGas National Co. JSC
9.125% due 07/02/2018		$100	108
MCE Finance Ltd.
5.000% due 02/15/2021		200	203
T-Mobile USA, Inc.
6.250% due 04/01/2021		100	103

			414

UTILITIES 0.8%
Majapahit Holding BV
7.750% due 01/20/2020		300	339

			339

Total Corporate Bonds & Notes (Cost $2,123)			2,049

U.S. TREASURY OBLIGATIONS 35.1%
U.S. Treasury Bonds
2.250% due 08/15/2046		1,280	1,083
U.S. Treasury Notes
1.125% due 07/31/2021		980	950
1.750% due 09/30/2022		500	492
1.875% due 01/31/2022		6,100	6,087
1.875% due 02/28/2022		2,100	2,096
1.875% due 08/31/2022		500	496
2.000% due 12/31/2021 (f)		300	301
2.000% due 07/31/2022		400	400
2.125% due 12/31/2021		700	707
2.125% due 06/30/2022		1,000	1,007
2.125% due 02/29/2024		1,500	1,492

Total U.S. Treasury Obligations (Cost $15,263)			15,111

SOVEREIGN ISSUES 1.4%
Indonesia Government International Bond
8.500% due 10/12/2035		400	582

Total Sovereign Issues (Cost $543)			582

SHORT-TERM INSTRUMENTS 16.5%
REPURCHASE AGREEMENTS (c) 1.6%			708
SHORT-TERM NOTES 14.6%
Federal Home Loan Bank
0.528% due 04/21/2017 (a)(b)		600	600
0.538% due 04/17/2017 - 04/27/2017 (a)(b)		4,600	4,598
0.710% due 04/18/2017 (a)(b)		800	800
0.751% due 04/17/2017 (a)(b)		300	300

			6,298

U.S. TREASURY BILLS 0.3%
0.487% due 04/27/2017 (a)(b)(f)	150	150

Total Short-Term Instruments (Cost $7,156)		7,156

Total Investments in Securities (Cost $25,085)		24,898

Total Investments 57.8% (Cost $25,085)		$24,898
Financial Derivative Instruments (d)(e) (1.0)% (Cost or Premiums, net $(630))		(434)
Other Assets and Liabilities, net 43.2%		18,648

Net Assets 100.0%		$43,112

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	03/31/2017	04/03/2017	$708	U.S. Treasury Notes 2.000% due 08/31/2021 (2)	$(724)	$708	$708

Total Repurchase Agreements						$(724)	$708	$708

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended March 31, 2017 was $(541) at a weighted average interest rate of 0.628%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note June Futures	Long	06/2017	35	$14	$8	$0
U.S. Treasury Ultra Long-Term Bond June Futures	Long	06/2017	7	5	2	0

Total Futures Contracts				$19	$10	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$2,475	$218	$100	$2	$0
CDX.HY-27 5-Year Index	5.000	12/20/2021	7,920	642	102	2	0
CDX.IG-26 5-Year Index	1.000	06/20/2021	1,400	29	10	0	0
CDX.IG-27 5-Year Index	1.000	12/20/2021	6,500	123	27	0	0
CDX.IG-28 5-Year Index	1.000	06/20/2022	300	5	0	0	0

				$1,017	$239	$4	$0

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	2,900	$(9)	$(1)	$0	$0
Pay	28-Day MXN-TIIE	5.798	09/06/2021		1,800	(5)	0	0	0
Pay	28-Day MXN-TIIE	7.030	11/10/2021		9,100	(3)	(1)	1	0
Pay	28-Day MXN-TIIE	7.350	11/17/2021		900	0	1	0	0
Pay	28-Day MXN-TIIE	7.388	11/17/2021		700	0	0	0	0
Pay	28-Day MXN-TIIE	7.199	12/03/2021		700	0	0	0	0

						$(17)	$(1)	$1	$0

Total Swap Agreements						$1,000	$238	$5	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Unsettled variation margin asset of $2 for closed futures is outstanding at period end.

Cash of $821 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2017	EUR	2,363	$	2,507	$0	$(14)
BPS	04/2017	GBP	256		315	0	(5)
CBK	04/2017	JPY	140,000		1,250	1	(8)
	04/2017		$630	JPY	70,000	0	(2)
DUB	04/2017	RUB	5,625	$	97	0	(4)
	04/2017		$191	RUB	11,250	9	0
GLM	04/2017		241	EUR	226	0	0
RBC	04/2017		69	GBP	56	1	0

Total Forward Foreign Currency Contracts						$11	$(33)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	12/20/2021	1.193%	$400	$(15)	$12	$0	$(3)
	Russia Government International Bond	1.000	12/20/2021	1.494	800	(28)	11	0	(17)
	Venezuela Government International Bond	5.000	06/20/2020	39.403	700	(392)	38	0	(354)
BPS	Colombia Government International Bond	1.000	12/20/2021	1.193	400	(14)	11	0	(3)
BRC	Colombia Government International Bond	1.000	12/20/2021	1.193	400	(14)	11	0	(3)
CBK	South Africa Government International Bond	1.000	12/20/2021	1.977	100	(8)	4	0	(4)
	Turkey Government International Bond	1.000	03/20/2020	1.449	1,000	(46)	33	0	(13)
DUB	Colombia Government International Bond	1.000	12/20/2021	1.193	400	(14)	11	0	(3)
	Mexico Government International Bond	1.000	06/20/2021	0.989	200	(5)	5	0	0
GST	Mexico Government International Bond	1.000	12/20/2021	1.161	1,300	(46)	37	0	(9)
HUS	Colombia Government International Bond	1.000	12/20/2021	1.193	200	(8)	6	0	(2)
	Mexico Government International Bond	1.000	12/20/2021	1.161	100	(4)	3	0	(1)
NGF	Saudi Arabia Government International Bond	1.000	06/20/2021	0.753	100	(3)	4	1	0
	South Africa Government International Bond	1.000	06/20/2021	1.753	300	(19)	10	0	(9)
	South Africa Government International Bond	1.000	12/20/2021	1.977	200	(14)	5	0	(9)

						$(630)	$201	$1	$(430)

Total Swap Agreements						$(630)	$201	$1	$(430)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(f)	Securities with an aggregate market value of $395 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,296	$0	$1,296
Industrials	0	414	0	414
Utilities	0	339	0	339
U.S. Treasury Obligations	0	15,111	0	15,111
Sovereign Issues	0	582	0	582
Short-Term Instruments
Repurchase Agreements	0	708	0	708
Short-Term Notes	0	6,298	0	6,298
U.S. Treasury Bills	0	150	0	150

Total Investments	$0	$24,898	$0	$24,898

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10	5	0	15
Over the counter	0	12	0	12
	$10	$17	$0	$27

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(463)	$0	$(463)

Total Financial Derivative Instruments	$10	$(446)	$0	$(436)

Totals	$10	$24,452	$0	$24,462

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.6%
CORPORATE BONDS & NOTES 59.3%
BANKING & FINANCE 30.7%
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019	$9,000	$9,129
AerCap Aviation Solutions BV
6.375% due 05/30/2017	30,432	30,653
AerCap Ireland Capital DAC
2.750% due 05/15/2017	5,216	5,223
3.750% due 05/15/2019	1,700	1,746
Air Lease Corp.
2.125% due 01/15/2018	20,347	20,389
5.625% due 04/01/2017	13,856	13,856
American Express Credit Corp.
2.171% due 09/14/2020	8,900	9,047
American Honda Finance Corp.
1.716% due 09/09/2021	3,500	3,534
American International Group, Inc.
5.850% due 01/16/2018	417	430
American Tower Corp.
4.500% due 01/15/2018	6,403	6,541
Aviation Capital Group Corp.
2.875% due 09/17/2018	5,100	5,153
4.625% due 01/31/2018	16,265	16,621
Banco de Credito e Inversiones
3.000% due 09/13/2017	8,000	8,037
Banco del Estado de Chile
2.000% due 11/09/2017	2,000	1,996
Banco Santander Chile
1.915% due 04/11/2017	22,215	22,219
2.977% due 06/07/2018	2,000	2,035
Bank of America Corp.
1.662% due 08/25/2017	24,000	24,044
2.063% due 01/15/2019	13,783	13,954
5.650% due 05/01/2018	5,000	5,203
6.875% due 04/25/2018	20,675	21,761
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.650% due 03/05/2018	20,500	20,546
2.141% due 09/14/2018	31,400	31,618
Barclays PLC
2.000% due 03/16/2018	13,000	13,018
Bayer U.S. Finance LLC
1.285% due 10/06/2017	9,000	8,993
1.500% due 10/06/2017	1,000	999
Berkshire Hathaway Finance Corp.
1.338% due 01/10/2020	5,300	5,336
BNZ International Funding Ltd.
2.400% due 02/21/2020	2,500	2,510
BOC Aviation Ltd.
2.875% due 10/10/2017	3,300	3,317
BPCE S.A.
1.766% due 06/23/2017	5,270	5,275
1.778% due 06/17/2017	5,650	5,656
Citigroup, Inc.
1.919% due 07/30/2018	34,700	34,953
2.032% due 06/07/2019	19,300	19,485
2.225% due 08/02/2021	8,200	8,333
2.342% due 10/26/2020	11,200	11,439
2.532% due 03/30/2021	27,000	27,662
Commerzbank AG
0.923% due 09/20/2017	4,150	4,130
Cooperatieve Rabobank UA
1.840% due 01/10/2022	45,000	45,352
Credit Suisse Group Funding Guernsey Ltd.
3.314% due 04/16/2021	16,900	17,739
Danske Bank A/S
1.574% due 03/02/2020	10,000	10,016
DBS Group Holdings Ltd.
1.522% due 07/16/2019	11,400	11,398
DDR Corp.
4.750% due 04/15/2018	680	696
Dexia Credit Local S.A.
1.875% due 03/28/2019	20,170	20,098
2.250% due 01/30/2019	40,700	40,865
Eksportfinans ASA
5.500% due 06/26/2017	15,500	15,605

Ford Motor Credit Co. LLC
1.897% due 08/12/2019	5,745	5,693
1.949% due 01/09/2018	40,400	40,557
1.950% due 03/12/2019	14,700	14,766
1.964% due 11/04/2019	830	835
2.009% due 01/09/2020	14,900	15,065
2.031% due 06/15/2018	12,300	12,365
2.145% due 01/09/2018	4,000	4,011
2.589% due 01/08/2019	7,400	7,536
General Motors Financial Co., Inc.
2.370% due 04/10/2018	22,250	22,473
2.400% due 04/10/2018	9,835	9,887
2.583% due 01/15/2020	23,900	24,469
3.000% due 09/25/2017	5,745	5,780
3.250% due 05/15/2018	11,200	11,356
4.750% due 08/15/2017	21,691	21,929
6.750% due 06/01/2018	865	913
Goldman Sachs Group, Inc.
1.920% due 12/13/2019	3,000	3,023
2.201% due 04/23/2020	55,770	56,576
2.331% due 09/15/2020	16,150	16,392
2.398% due 04/23/2021	6,656	6,806
6.150% due 04/01/2018	4,148	4,322
Harley-Davidson Financial Services, Inc.
1.456% due 03/08/2019	5,800	5,813
Hospitality Properties Trust
6.700% due 01/15/2018	6,500	6,587
HSBC Bank PLC
1.500% due 05/15/2018	1,000	997
HSBC Holdings PLC
2.712% due 05/25/2021	55,000	56,781
3.346% due 03/08/2021	7,000	7,376
HSBC USA, Inc.
1.625% due 01/16/2018	3,500	3,498
1.700% due 03/05/2018	2,275	2,277
Hutchison Whampoa Finance CI Ltd.
7.450% due 08/01/2017	1,400	1,426
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017	5,650	5,648
Hyundai Capital Services, Inc.
3.500% due 09/13/2017	2,500	2,519
ICICI Bank Ltd.
4.700% due 02/21/2018	3,500	3,582
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017	600	604
Industrial Bank of Korea
2.375% due 07/17/2017	2,300	2,305
ING Bank NV
1.838% due 10/01/2019	24,225	24,306
International Lease Finance Corp.
3.875% due 04/15/2018	2,000	2,040
5.875% due 04/01/2019	3,200	3,412
6.250% due 05/15/2019	2,400	2,587
8.875% due 09/01/2017	8,000	8,253
JPMorgan Chase & Co.
1.565% due 03/01/2018	11,000	11,035
2.535% due 03/01/2021	12,145	12,529
KEB Hana Bank
2.000% due 04/02/2018	3,000	3,000
3.125% due 06/26/2017	10,500	10,533
3.500% due 10/25/2017	11,393	11,509
Kookmin Bank
1.625% due 07/14/2017	2,700	2,700
LeasePlan Corp. NV
2.500% due 05/16/2018	17,220	17,267
2.875% due 01/22/2019	23,600	23,709
3.000% due 10/23/2017	33,250	33,444
Lloyds Bank PLC
1.750% due 05/14/2018	10,000	10,006
Macquarie Bank Ltd.
1.662% due 10/27/2017	2,610	2,618
2.159% due 07/29/2020	51,650	52,136
Macquarie Group Ltd.
4.875% due 08/10/2017	1,550	1,567
7.625% due 08/13/2019	2,000	2,229
Mitsubishi UFJ Lease & Finance Co. Ltd.
1.816% due 07/23/2019	14,860	14,861
1.977% due 02/20/2019	5,400	5,407
2.000% due 02/28/2018	5,900	5,906
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017	2,858	2,858
1.680% due 06/20/2018	7,300	7,272
Mizuho Bank Ltd.
2.220% due 10/20/2018	18,572	18,760

Mizuho Financial Group, Inc.
2.498% due 04/12/2021	21,900	22,418
Morgan Stanley
1.781% due 07/23/2019	10,113	10,172
6.250% due 08/28/2017	7,800	7,950
MUFG Americas Holdings Corp.
1.608% due 02/09/2018	16,500	16,510
NTT Finance Corp.
1.500% due 07/25/2017	27,400	27,403
QBE Insurance Group Ltd.
2.400% due 05/01/2018	11,050	11,078
QNB Finance Ltd.
2.084% due 05/04/2018	6,500	6,511
2.750% due 10/31/2018	4,643	4,696
RCI Banque S.A.
3.500% due 04/03/2018	36,333	36,888
Santander Holdings USA, Inc.
2.504% due 11/24/2017	29,000	29,192
3.450% due 08/27/2018	6,304	6,419
Santander UK PLC
1.904% due 08/24/2018	11,463	11,523
2.601% due 03/14/2019	11,200	11,394
Shinhan Bank
1.659% due 04/08/2017	71,900	71,903
4.375% due 07/27/2017	6,100	6,151
Standard Chartered PLC
1.446% due 09/08/2017	11,000	10,992
1.500% due 09/08/2017	6,190	6,184
1.663% due 04/17/2018	10,500	10,524
1.700% due 04/17/2018	5,000	4,992
2.182% due 08/19/2019	12,000	12,090
State Bank of India
3.250% due 04/18/2018	11,515	11,667
Sumitomo Mitsui Banking Corp.
1.558% due 01/11/2019	33,000	33,031
Sumitomo Mitsui Trust Bank Ltd.
1.610% due 03/06/2019	53,000	53,096
SunTrust Bank
1.564% due 01/31/2020	6,500	6,529
Svenska Handelsbanken AB
1.638% due 06/17/2019	10,950	10,979
Synchrony Financial
1.875% due 08/15/2017	1,000	1,000
2.265% due 02/03/2020	12,000	12,085
2.438% due 11/09/2017	45,950	46,211
Toyota Motor Credit Corp.
1.699% due 01/11/2022	21,500	21,786
UBS AG
1.676% due 08/14/2019	35,000	35,120
1.853% due 03/26/2018	7,300	7,330
UBS Group Funding Jersey Ltd.
2.803% due 04/14/2021	28,300	29,277
Ventas Realty LP
1.250% due 04/17/2017	7,370	7,370
2.000% due 02/15/2018	6,089	6,099
Vonovia Finance BV
3.200% due 10/02/2017	22,453	22,583
WEA Finance LLC
1.750% due 09/15/2017	18,940	18,947
2.700% due 09/17/2019	10,261	10,361
Wells Fargo & Co.
1.501% due 04/22/2019	20,000	20,072
2.440% due 03/04/2021	4,000	4,104
Wells Fargo Bank N.A.
1.554% due 11/28/2018	9,000	9,041
1.652% due 09/07/2017	6,784	6,799
1.781% due 01/22/2018	6,200	6,232
Weyerhaeuser Co.
6.950% due 08/01/2017	8,099	8,223

		1,973,653

INDUSTRIALS 20.1%
Actavis Funding SCS
2.200% due 03/12/2018	22,654	22,810
2.375% due 03/12/2020	68,841	70,399
Actavis, Inc.
1.875% due 10/01/2017	5,170	5,176
Air Liquide Finance S.A.
1.375% due 09/27/2019	3,000	2,951
Ameritech Capital Funding Corp.
6.450% due 01/15/2018	1,563	1,618
Anheuser-Busch InBev Finance, Inc.
2.294% due 02/01/2021	30,300	31,229

Asciano Finance Ltd.
5.000% due 04/07/2018	1,000	1,024
BAT International Finance PLC
1.641% due 06/15/2018	14,790	14,829
2.125% due 06/07/2017	9,954	9,962
Baxalta, Inc.
1.936% due 06/22/2018	10,500	10,512
Beam Suntory, Inc.
1.875% due 05/15/2017	16,444	16,455
Canadian Natural Resources Ltd.
1.750% due 01/15/2018	3,500	3,500
5.700% due 05/15/2017	8,994	9,036
Caterpillar Financial Services Corp.
1.528% due 01/10/2020	26,500	26,597
Central Nippon Expressway Co. Ltd.
1.971% due 09/14/2021	12,750	12,784
2.007% due 02/16/2021	1,000	1,003
2.054% due 05/28/2021	27,000	27,232
2.111% due 04/23/2021	4,570	4,608
2.369% due 09/10/2018	14,885	14,931
Cheung Kong Infrastructure Finance BVI Ltd.
1.852% due 06/20/2017	8,300	8,295
Chevron Corp.
1.569% due 11/15/2021	992	997
1.573% due 03/03/2022	12,100	12,145
CNPC General Capital Ltd.
1.936% due 05/14/2017	7,200	7,202
1.947% due 11/25/2017	5,000	5,014
1.950% due 11/25/2017	11,000	11,026
1.950% due 04/16/2018	250	250
ConocoPhillips Co.
1.369% due 05/15/2018	2,128	2,131
1.939% due 05/15/2022	27,579	28,092
D.R. Horton, Inc.
3.625% due 02/15/2018	1,500	1,515
Daimler Finance North America LLC
1.502% due 05/18/2018	6,270	6,291
1.650% due 03/02/2018	11,180	11,174
1.659% due 10/30/2019	25,606	25,741
1.890% due 07/05/2019	47,000	47,317
1.894% due 08/01/2018	8,800	8,864
2.375% due 08/01/2018	4,109	4,139
Deutsche Telekom International Finance BV
1.602% due 09/19/2019	10,475	10,496
Diamond Finance Corp.
3.480% due 06/01/2019	12,400	12,719
eBay, Inc.
1.350% due 07/15/2017	24,194	24,185
1.514% due 08/01/2019	29,483	29,513
Enbridge, Inc.
1.514% due 06/02/2017	6,500	6,503
Energy Transfer Partners LP
2.500% due 06/15/2018	7,659	7,699
Enterprise Products Operating LLC
1.650% due 05/07/2018	1,300	1,299
6.300% due 09/15/2017	25,891	26,426
6.650% due 04/15/2018	4,000	4,196
Everett Spinco, Inc.
2.875% due 03/27/2020	4,700	4,742
Experian Finance PLC
2.375% due 06/15/2017	25,065	25,101
FMC Technologies, Inc.
2.000% due 10/01/2017	250	250
General Motors Co.
3.500% due 10/02/2018	2,000	2,043
Harvest Operations Corp.
2.125% due 05/14/2018	2,600	2,605
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	3,800	3,846
3.080% due 10/05/2018	17,750	18,116
HPHT Finance Ltd.
2.250% due 03/17/2018	1,410	1,409
Hyundai Capital America
2.125% due 10/02/2017	6,061	6,071
2.875% due 08/09/2018	2,100	2,123
4.000% due 06/08/2017	4,600	4,619
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	55,990	56,062
2.050% due 07/20/2018	7,448	7,455
Kinder Morgan, Inc.
2.000% due 12/01/2017	20,629	20,648
7.000% due 06/15/2017	30,257	30,583
Kraft Heinz Foods Co.
6.125% due 08/23/2018	13,500	14,279

Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019	7,499	7,586
Mitsubishi Corp.
1.875% due 07/13/2017	2,100	2,109
Mondelez International Holdings Netherlands BV
1.649% due 10/28/2019	8,000	8,036
NetApp, Inc.
2.000% due 12/15/2017	28,500	28,569
Nissan Motor Acceptance Corp.
1.640% due 09/13/2019	32,900	33,010
1.805% due 04/06/2018	8,000	8,045
1.912% due 01/13/2022	39,045	39,288
2.116% due 03/08/2019	6,400	6,464
Northwest Pipeline LLC
5.950% due 04/15/2017	6,000	6,006
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018	3,442	3,496
Penske Truck Leasing Co. LP
3.375% due 03/15/2018	4,728	4,802
3.750% due 05/11/2017	2,652	2,658
Pentair Finance S.A.
1.875% due 09/15/2017	5,172	5,175
Petroleos Mexicanos
3.044% due 07/18/2018	12,900	13,126
5.750% due 03/01/2018	41,450	42,818
9.250% due 03/30/2018	5,981	6,367
Pioneer Natural Resources Co.
6.875% due 05/01/2018	300	315
QUALCOMM, Inc.
1.602% due 05/20/2020	12,000	11,973
Reynolds American, Inc.
2.300% due 08/21/2017	5,859	5,876
SBA Tower Trust
2.933% due 12/09/2042	5,600	5,604
SK Broadband Co. Ltd.
2.875% due 10/29/2018	2,220	2,239
SK Telecom Co. Ltd.
2.125% due 05/01/2018	1,200	1,203
Suntory Holdings Ltd.
1.650% due 09/29/2017	21,788	21,794
Symantec Corp.
2.750% due 06/15/2017	17,392	17,406
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	27,620	27,985
6.221% due 07/03/2017	40,535	40,983
Tencent Holdings Ltd.
2.000% due 05/02/2017	14,756	14,759
Time Warner Cable LLC
6.750% due 07/01/2018	13,831	14,629
8.250% due 04/01/2019	2,100	2,342
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	13,890	13,883
1.423% due 05/23/2017	20,350	20,356
1.492% due 11/20/2017	28,658	28,679
1.520% due 05/22/2018	33,300	33,297
1.600% due 11/20/2017	6,460	6,453
1.650% due 05/22/2018	2,230	2,224
Volkswagen International Finance NV
1.600% due 11/20/2017	1,025	1,024
Wyndham Worldwide Corp.
2.500% due 03/01/2018	1,625	1,633
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	3,380	3,386
Zoetis, Inc.
1.875% due 02/01/2018	6,580	6,585

		1,292,020

UTILITIES 8.5%
American Electric Power Co., Inc.
1.650% due 12/15/2017	1,000	1,000
AT&T, Inc.
1.617% due 01/15/2020	26,000	26,182
2.082% due 06/30/2020	17,385	17,596
BP Capital Markets PLC
1.574% due 05/10/2019	11,813	11,869
British Telecommunications PLC
5.950% due 01/15/2018	26,485	27,362
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	260	260
7.880% due 11/01/2017	2,203	2,280
CNOOC Finance Ltd.
1.750% due 05/09/2018	19,400	19,343

CNOOC Nexen Finance ULC
1.625% due 04/30/2017	47,105	47,116
Dominion Resources, Inc.
1.400% due 09/15/2017	1,200	1,199
2.125% due 02/15/2018	20,000	20,003
E.ON International Finance BV
5.800% due 04/30/2018	25,259	26,316
Enel Finance International NV
6.250% due 09/15/2017	47,775	48,738
Exelon Corp.
1.550% due 06/09/2017	6,185	6,186
Exelon Generation Co. LLC
6.200% due 10/01/2017	22,689	23,186
FirstEnergy Corp.
2.750% due 03/15/2018	2,100	2,108
Jersey Central Power & Light Co.
5.650% due 06/01/2017	3,378	3,399
Kentucky Power Co.
6.000% due 09/15/2017	1,800	1,834
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	13,200	13,615
KT Corp.
1.750% due 04/22/2017	33,330	33,330
National Grid North America, Inc.
1.692% due 08/21/2017	35,000	35,019
Oncor Electric Delivery Co. LLC
5.000% due 09/30/2017	11,331	11,531
Pacific Gas & Electric Co.
5.625% due 11/30/2017	1,500	1,540
Pemex Finance Ltd.
10.610% due 08/15/2017	149	152
Plains All American Pipeline LP
6.500% due 05/01/2018	7,200	7,538
Shell International Finance BV
1.484% due 05/11/2020	17,800	17,921
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017	32,000	32,104
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017	34,065	34,066
2.750% due 05/17/2017	11,500	11,517
TECO Finance, Inc.
6.572% due 11/01/2017	1,869	1,920
Verizon Communications, Inc.
2.137% due 03/16/2022	62,000	62,608

		548,838

Total Corporate Bonds & Notes (Cost $3,796,815)		3,814,511

MUNICIPAL BONDS & NOTES 0.4%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.952% due 11/25/2043	787	782

CALIFORNIA 0.2%
California Earthquake Authority Revenue Notes, Series 2014
1.824% due 07/01/2017	8,000	8,020
University of California Revenue Bonds, Series 2011
1.284% due 07/01/2041	4,000	4,000

		12,020

TEXAS 0.1%
Texas State General Obligation Notes, Series 2013
1.184% due 06/01/2018	1,400	1,402
Texas State General Obligation Notes, Series 2014
1.184% due 06/01/2019	2,000	2,001

		3,403

WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.758% due 01/01/2042	7,350	7,351

Total Municipal Bonds & Notes (Cost $23,535)		23,556

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
1.080% due 03/25/2044	2,581	2,559
1.230% due 07/25/2046	33,291	33,267
1.232% due 05/25/2037	86	87
1.312% due 02/25/2037	195	195

1.332% due 11/25/2036	242	243
1.378% due 04/18/2028 - 09/18/2031	1,757	1,757
1.382% due 06/25/2026	351	352
1.392% due 09/25/2035	815	818
1.402% due 03/25/2037	626	626
1.432% due 05/25/2017 - 06/25/2042	1,877	1,886
1.478% due 05/18/2032	309	310
1.479% due 01/01/2021	3,147	3,157
1.482% due 06/25/2031 - 12/25/2040	665	669
1.489% due 04/25/2023	6,159	6,191
1.528% due 03/18/2032	221	225
1.532% due 09/25/2041	2,279	2,293
1.662% due 12/25/2037 - 02/25/2041	1,909	1,934
1.682% due 05/25/2037	199	200
1.732% due 03/25/2037 - 02/25/2040	359	366
1.762% due 02/25/2038	1,475	1,497
1.832% due 07/25/2038	218	220
1.882% due 03/25/2032	55	57
2.826% due 01/01/2036	8,100	8,584
3.069% due 05/01/2038	1,146	1,216
FDIC Structured Sale Guaranteed Bonds
1.311% due 11/29/2037	388	388
Freddie Mac
1.162% due 11/15/2036 - 01/15/2040	75	75
1.232% due 02/15/2037	1,981	1,975
1.332% due 04/15/2041	541	541
1.412% due 07/15/2039	195	197
2.818% due 09/01/2037	6,387	6,768
Ginnie Mae
1.000% due 01/20/2066	7,465	7,558
1.150% due 06/20/2061 - 10/20/2066	6,295	6,296
1.180% due 10/20/2062	4,047	4,019
1.330% due 04/20/2062	5,572	5,563
1.480% due 02/20/2062	7,484	7,506
1.530% due 12/20/2065 - 08/20/2066	15,544	15,532
1.580% due 05/20/2066 - 07/20/2066	15,563	15,593
1.610% due 08/20/2066	1,484	1,489
1.700% due 07/20/2065	7,347	7,403
1.830% due 02/20/2066	19,072	19,344
6.000% due 12/15/2033	30	35
6.500% due 11/15/2033 - 09/15/2034	28	31
7.000% due 01/15/2024 - 07/15/2032	182	190
7.500% due 07/15/2024 - 06/15/2028	128	135
10.000% due 06/15/2017 - 04/15/2025	11	11
NCUA Guaranteed Notes
1.208% due 12/07/2020	869	870
1.337% due 12/08/2020	2,604	2,618

Total U.S. Government Agencies (Cost $172,190)		172,846

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
American Home Mortgage Investment Trust
1.562% due 02/25/2045	75	74
Asset Securitization Corp.
6.930% due 02/14/2043	1,337	1,343
BAMLL Commercial Mortgage Securities Trust
2.262% due 12/15/2029	12,000	12,042
2.312% due 12/15/2031	10,000	10,054
Banc of America Mortgage Trust
3.624% due 03/25/2034	243	242
Barclays Commercial Mortgage Securities Trust
2.022% due 02/15/2028	23,336	23,396
Bear Stearns Adjustable Rate Mortgage Trust
3.001% due 08/25/2033	1,347	1,336
BXHTL Mortage Trust
2.142% due 05/15/2029	1,300	1,304
Citigroup Commercial Mortgage Trust
1.148% due 12/10/2049	1,318	1,314
2.192% due 07/15/2027	4,100	4,115
COBALT Commercial Mortgage Trust
5.484% due 04/15/2047	185	185
Fort Cre LLC
2.476% due 05/21/2036	4,390	4,389
Hyatt Hotel Portfolio Trust
2.162% due 11/15/2029	7,800	7,825
JPMorgan Chase Commercial Mortgage Securities Trust
1.892% due 07/15/2031	7,456	7,475
5.794% due 02/12/2051	1,320	1,331
LB Commercial Mortgage Trust
6.007% due 07/15/2044	662	665
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.612% due 11/15/2031	1,435	1,348
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	316	316

Morgan Stanley Re-REMIC Trust
5.949% due 08/12/2045	315	315
PFP Ltd.
1.829% due 01/14/2035	3,200	3,199
RBSSP Resecuritization Trust
1.278% due 10/26/2036	238	234
UBS-Barclays Commercial Mortgage Trust
1.648% due 04/10/2046	15,000	15,108
Wachovia Bank Commercial Mortgage Trust
1.118% due 06/15/2049	900	898
Wells Fargo Commercial Mortgage Trust
1.993% due 07/15/2046	5,700	5,771

Total Non-Agency Mortgage-Backed Securities (Cost $103,872)		104,279

ASSET-BACKED SECURITIES 13.9%
Allegro CLO Ltd.
2.218% due 01/30/2026	10,000	10,012
Ares CLO Ltd.
2.243% due 01/17/2024	5,000	5,009
Atlas Senior Loan Fund Ltd.
2.269% due 01/30/2024	5,860	5,869
Babson CLO Ltd.
2.279% due 05/15/2023	3,843	3,856
Carlyle Global Market Strategies CLO Ltd.
2.187% due 07/27/2026	1,500	1,502
2.487% due 07/27/2026	30,000	30,320
Catamaran CLO Ltd.
2.342% due 12/20/2023	21,921	21,989
Cavalry CLO Ltd.
2.393% due 01/16/2024	3,023	3,030
Cent CLO Ltd.
2.518% due 01/25/2026	2,600	2,606
CIFC Funding Ltd.
2.063% due 10/24/2025	15,000	15,004
2.239% due 01/29/2025	8,000	8,005
2.450% due 12/05/2024	8,071	8,091
COA Summit CLO Ltd.
2.380% due 04/20/2023	1,017	1,018
Colony American Homes
1.934% due 07/17/2031	8,681	8,674
CVP Cascade CLO Ltd.
0.000% due 01/16/2026 (a)	17,300	17,340
Dell Equipment Finance Trust
1.877% due 12/22/2017	1,398	1,400
Drug Royalty LP
3.873% due 07/15/2023	1,785	1,797
Dryden Senior Loan Fund
2.223% due 01/15/2025	15,200	15,218
2.289% due 11/15/2025	11,900	11,919
Educational Services of America, Inc.
1.712% due 04/25/2039	2,000	1,994
2.132% due 09/25/2040	522	519
Evergreen Credit Card Trust
1.412% due 11/16/2020	15,600	15,666
1.632% due 04/15/2020	22,000	22,105
Finn Square CLO Ltd.
2.367% due 12/24/2023	3,267	3,274
Flagship Credit Auto Trust
1.470% due 03/16/2020	5,628	5,623
Flatiron CLO Ltd.
1.253% due 10/15/2021	997	1,000
2.247% due 10/25/2024	13,865	13,864
2.573% due 01/15/2023	480	480
Ford Credit Auto Lease Trust
1.040% due 05/15/2018	1,237	1,237
Fortress Credit Investments Ltd.
2.273% due 07/17/2023	4,281	4,283
Fraser Sullivan CLO Ltd.
2.105% due 04/20/2023	1,729	1,729
GoldenTree Loan Opportunities Ltd.
2.188% due 04/25/2025	9,600	9,608
Halcyon Loan Advisors Funding Ltd.
2.539% due 08/15/2023	9,821	9,877
Hildene CLO Ltd.
0.000% due 01/17/2026 (a)	12,300	12,300
ING Investment Management CLO Ltd.
1.271% due 06/14/2022	3,170	3,176
Invitation Homes Trust
2.243% due 08/17/2032	12,749	12,847
JMP Credit Advisors CLO Ltd.
2.203% due 04/30/2023	14,801	14,813
KKR Financial CLO Ltd.
2.491% due 01/23/2026	4,700	4,711

KVK CLO Ltd.
0.000% due 01/15/2026	10,000	10,007
LCM LP
2.285% due 10/19/2022	6,161	6,183
Long Fellow Place CLO Ltd.
2.139% due 01/15/2024	10,000	9,999
Madison Park Funding Ltd.
1.275% due 02/26/2021	4,919	4,918
1.988% due 01/19/2025	20,900	20,891
2.329% due 08/15/2022	7,338	7,380
Navient Student Loan Trust
1.520% due 07/26/2066	3,500	3,515
1.582% due 06/25/2065	3,187	3,195
2.079% due 12/27/2066	30,000	30,000
2.232% due 06/25/2065	17,246	17,532
Nelnet Student Loan Trust
1.276% due 12/24/2035	6,648	6,540
1.782% due 09/25/2065	16,911	17,011
NewMark Capital Funding CLO Ltd.
2.372% due 06/30/2026	8,800	8,803
Northstar Education Finance, Inc.
1.682% due 12/26/2031	2,145	2,139
Oak Hill Credit Partners Ltd.
0.000% due 07/20/2026	30,000	30,019
Octagon Investment Partners Ltd.
1.574% due 05/05/2023	5,203	5,209
2.143% due 07/17/2025	10,000	10,021
OZLM Funding Ltd.
2.673% due 01/17/2026	28,000	28,040
Palmer Square CLO Ltd.
2.423% due 10/17/2025	10,000	10,000
Palmer Square Loan Funding Ltd.
2.113% due 01/15/2025	20,000	20,004
Panhandle-Plains Higher Education Authority, Inc.
1.498% due 07/01/2021	405	405
2.128% due 10/01/2035	1,078	1,070
PHEAA Student Loan Trust
1.932% due 11/25/2065	14,677	14,725
Prestige Auto Receivables Trust
1.460% due 07/15/2020	4,300	4,290
Progress Residential Trust
2.343% due 01/17/2034	5,000	5,051
2.443% due 09/17/2033	9,964	10,103
Race Point CLO Ltd.
2.238% due 11/08/2024	4,253	4,258
Shackleton CLO Ltd.
0.000% due 01/13/2025 (a)	3,300	3,300
2.240% due 10/20/2023	2,673	2,677
SLC Student Loan Trust
1.231% due 09/15/2026	1,198	1,193
1.251% due 06/15/2029	17,700	17,504
SLM Private Education Loan Trust
1.512% due 08/15/2022	876	876
2.012% due 06/17/2030	5,000	5,052
3.412% due 01/15/2043	11,210	11,729
SLM Student Loan Trust
1.148% due 01/27/2025	7,296	7,275
1.148% due 07/27/2026	1,387	1,386
1.178% due 10/25/2028	3,500	3,456
1.588% due 10/26/2026	12,086	12,110
1.601% due 12/15/2027	19,606	19,580
1.682% due 01/25/2029	4,884	4,852
2.538% due 04/25/2023	760	776
SMB Private Education Loan Trust
1.230% due 06/17/2024	12,000	12,004
1.412% due 09/15/2021	319	319
1.462% due 11/15/2023	3,992	3,998
1.612% due 05/15/2023	9,957	9,973
1.812% due 07/15/2022	1,930	1,932
2.012% due 09/15/2034	10,000	10,145
SoFi Professional Loan Program LLC
1.830% due 05/25/2040	8,000	7,999
1.832% due 07/25/2039	16,128	16,214
2.082% due 10/27/2036	4,940	5,007
2.282% due 02/25/2040	4,362	4,391
Staniford Street CLO Ltd.
2.311% due 06/15/2025	13,100	13,100
Structured Asset Investment Loan Trust
1.982% due 11/25/2033	1,534	1,423
Symphony CLO LP
2.110% due 01/09/2023	6,655	6,673
THL Credit Wind River CLO Ltd.
2.464% due 01/18/2026	2,700	2,704
2.472% due 01/15/2026	5,200	5,217

TICC CLO LLC
1.750% due 08/25/2023	927	929
Tralee CLO Ltd.
2.480% due 07/20/2026	14,150	14,181
Utah State Board of Regents
1.521% due 01/25/2057	12,000	11,983
1.732% due 09/25/2056	18,433	18,425
Venture CLO Ltd.
0.000% due 04/15/2026 (a)	8,800	8,811
2.080% due 07/20/2022	2,545	2,548
Voya CLO Ltd.
2.320% due 10/15/2022	18,679	18,744
2.343% due 10/15/2022	9,570	9,583
WhiteHorse Ltd.
2.235% due 02/03/2025	10,550	10,555

Total Asset-Backed Securities (Cost $889,149)		891,697

SOVEREIGN ISSUES 7.8%
Caisse des Depots et Consignations
1.206% due 09/09/2019	20,200	20,148
Development Bank of Japan, Inc.
1.279% due 01/28/2020	27,800	27,618
1.544% due 11/07/2018	5,000	4,981
1.545% due 07/11/2018	8,000	8,001
1.548% due 11/08/2017	15,000	15,024
1.723% due 04/16/2019	2,000	1,993
1.875% due 10/03/2018	17,000	17,030
Export-Import Bank of Korea
1.441% due 04/23/2018	15,500	15,523
1.442% due 05/20/2017	15,000	15,002
1.501% due 10/21/2019	7,500	7,499
1.634% due 05/12/2017	6,580	6,580
1.661% due 08/14/2017	14,790	14,782
1.752% due 02/18/2019	11,000	11,017
1.752% due 05/26/2019	9,400	9,433
Japan Bank for International Cooperation
1.394% due 11/13/2018	24,200	24,157
1.624% due 02/24/2020	24,900	24,893
Japan Finance Organization for Municipalities
1.375% due 02/05/2018	43,670	43,532
1.500% due 09/12/2017	23,850	23,830
1.700% due 05/22/2017	16,000	16,011
2.125% due 03/06/2019	43,300	43,262
Korea Development Bank
3.875% due 05/04/2017	3,070	3,076
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017	6,000	6,010
Korea Housing Finance Corp.
1.625% due 09/15/2018	3,000	2,984
Korea Hydro & Nuclear Power Co. Ltd.
1.830% due 05/22/2017	20,700	20,695
Korea Land & Housing Corp.
1.875% due 08/02/2017	9,950	9,949
Korea National Oil Corp.
1.753% due 03/27/2020	27,500	27,544
3.125% due 04/03/2017	700	700
Korea Western Power Co. Ltd.
3.125% due 05/10/2017	1,100	1,101
Tokyo Metropolitan Government
1.625% due 06/06/2018	39,900	39,839
1.750% due 06/08/2017	13,800	13,813
2.125% due 05/20/2019	26,800	26,754

Total Sovereign Issues (Cost $502,522)		502,781

SHORT-TERM INSTRUMENTS 16.9%
CERTIFICATES OF DEPOSIT 3.1%
Barclays Bank PLC
1.804% due 11/06/2017	12,000	12,025
1.906% due 09/08/2017	72,000	72,165
Credit Suisse AG
1.920% due 09/12/2017	58,000	58,138
Mizuho Bank Ltd.
1.820% due 12/12/2017	40,400	40,503
Norinchukin Bank
1.733% due 10/10/2017	13,000	13,037
1.733% due 10/11/2017	6,000	6,017

		201,885

COMMERCIAL PAPER 9.5%
Electricite de France S.A.
1.932% due 01/09/2018	5,000	4,929
2.036% due 01/09/2018	6,000	5,915
Enbridge Energy Partners LP
1.695% due 04/12/2017	6,000	5,997
1.731% due 05/02/2017	15,500	15,482
1.731% due 05/10/2017	10,000	9,985
1.731% due 05/11/2017	5,000	4,992
1.936% due 06/23/2017	10,000	9,966
1.946% due 06/16/2017	9,300	9,272
1.946% due 06/19/2017	6,300	6,280
Energy Transfer Partners LP
1.653% due 04/03/2017	13,000	12,999
1.725% due 04/13/2017	6,000	5,998
Engie
1.521% due 10/03/2017	500	497
1.565% due 10/20/2017	10,500	10,419
1.596% due 11/01/2017	7,800	7,736
1.638% due 10/04/2017	6,000	5,958
1.649% due 10/03/2017	3,500	3,475
ENI Finance USA, Inc.
1.353% due 04/17/2017	7,200	7,196
1.353% due 04/18/2017	8,000	7,996
1.528% due 07/17/2017	18,000	17,927
1.754% due 07/14/2017	20,300	20,221
1.806% due 10/02/2017	9,500	9,427
Entergy Corp.
1.321% due 04/28/2017	5,000	4,995
1.424% due 05/10/2017	6,400	6,390
1.445% due 05/18/2017	22,500	22,459
1.465% due 05/17/2017	10,000	9,982
1.512% due 04/03/2017	7,000	6,999
Ford Motor Credit Co.
1.754% due 09/12/2017	11,280	11,194
Monsanto Co.
1.526% due 06/26/2017	27,500	27,411
ONEOK Partners LP
1.573% due 04/25/2017	32,000	31,973
1.422% due 04/03/2017	12,000	11,999
1.473% due 04/03/2017	20,000	19,998
1.522% due 04/05/2017	8,000	7,999
1.522% due 04/07/2017	23,000	22,995
1.522% due 04/10/2017	10,000	9,997
1.522% due 04/12/2017	18,710	18,703
1.522% due 04/17/2017	8,000	7,996
Plains All American Pipeline LP
1.726% due 04/06/2017	22,500	22,496
1.980% due 04/17/2017	12,000	11,993
1.980% due 04/21/2017	20,000	19,986
1.981% due 04/24/2017	29,000	28,977
Sempra Energy Holdings
1.320% due 05/03/2017	11,000	10,988
1.512% due 08/21/2017	5,000	4,971
Syngenta Wilmington, Inc.
1.584% due 07/24/2017	15,000	14,923
2.053% due 09/14/2017	25,000	24,790
Telstra Corporation Ltd.
1.754% due 11/20/2017	24,600	24,354
Viacom, Inc.
1.573% due 04/27/2017	29,000	28,973
1.583% due 04/26/2017	17,000	16,985

		613,193

REPURCHASE AGREEMENTS (d) 2.4%		156,900

SHORT-TERM NOTES 1.9%
Federal Home Loan Bank
0.710% due 04/03/2017 (b)(c)	50,000	50,000
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	49,806	49,958
2.890% due 10/05/2017	16,500	16,606

TechnipFMC PLC
2.000% due 10/01/2017	5,600	5,599

		122,163

Total Short-Term Instruments (Cost $1,093,470)		1,094,141

Total Investments in Securities (Cost $6,581,553)		6,603,811

Total Investments 102.6% (Cost $6,581,553)		$6,603,811
Other Assets and Liabilities, net (2.6)%		(169,475)

Net Assets 100.0%		$6,434,336

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	0.960%	03/31/2017	04/03/2017	$79,900	U.S. Treasury Notes 2.125% due 03/31/2024	$(81,550)	$79,900	$79,906
SSB	0.050	03/31/2017	04/03/2017	43,800	U.S. Treasury Notes 3.375% due 11/15/2019 (2)	(44,678)	43,800	43,800
TDM	0.970	03/31/2017	04/03/2017	33,200	U.S. Treasury Bonds 3.000% due 11/15/2044	(34,406)	33,200	33,203

Total Repurchase Agreements						$(160,634)	$156,900	$156,909

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended March 31, 2017 was $(27,609) at a weighted average interest rate of 0.749%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,973,653	$0	$1,973,653
Industrials	0	1,292,020	0	1,292,020
Utilities	0	548,838	0	548,838
Municipal Bonds & Notes
Arkansas	0	782	0	782
California	0	12,020	0	12,020
Texas	0	3,403	0	3,403
Washington	0	7,351	0	7,351
U.S. Government Agencies	0	172,846	0	172,846
Non-Agency Mortgage-Backed Securities	0	96,691	7,588	104,279
Asset-Backed Securities	0	853,698	37,999	891,697
Sovereign Issues	8,001	494,780	0	502,781
Short-Term Instruments
Certificates of Deposit	0	201,885	0	201,885
Commercial Paper	16,985	590,210	5,998	613,193
Repurchase Agreements	0	156,900	0	156,900
Short-Term Notes	0	122,163	0	122,163

Total Investments	$24,986	$6,527,240	$51,585	$6,603,811

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.9%
AUSTRALIA 2.0%
SOVEREIGN ISSUES 2.0%
Australia Government International Bond
1.250% due 02/21/2022	AUD	942	$745
3.000% due 09/20/2025		1,015	919

Total Australia (Cost $1,716)			1,664

CANADA 1.9%
SOVEREIGN ISSUES 1.9%
Canada Government International Bond
1.250% due 12/01/2047 (d)	CAD	997	871
1.500% due 12/01/2044 (d)		745	677

Total Canada (Cost $1,838)			1,548

CHILE 6.2%
SOVEREIGN ISSUES 6.2%
Bonos de la Tesoreria de la Republica CPI Linked
1.500% due 04/14/2017	CLP	476,495	742
Bonos de la Tesoreria de la Republica CPI Linked Bond
3.000% due 01/01/2044		317,663	608
Bonos del Banco Central de Chile en UF CPI Linked
3.000% due 03/01/2022		1,297,125	2,179
Bonos del Banco Central de Chile en UF CPI Linked Bond
3.000% due 02/01/2021		926,518	1,526

Total Chile (Cost $5,692)			5,055

COLOMBIA 5.9%
SOVEREIGN ISSUES 5.9%
Colombian TES
3.000% due 03/25/2033 (d)	COP	4,901,013	1,579
3.500% due 03/10/2021 (d)		2,473,635	884
3.500% due 05/07/2025 (d)		4,205,180	1,496
4.250% due 05/17/2017 (d)		2,473,635	867

Total Colombia (Cost $5,872)			4,826

DENMARK 1.3%
SOVEREIGN ISSUES 1.3%
Denmark Government International Bond
0.100% due 11/15/2023 (d)	DKK	6,835	1,056

Total Denmark (Cost $1,224)			1,056

FRANCE 2.3%
SOVEREIGN ISSUES 2.3%
France Government International Bond
0.100% due 03/01/2021 (d)	EUR	447	503
0.100% due 07/25/2021 (d)		192	217
0.100% due 07/25/2047 (d)		140	142
0.250% due 07/25/2018 (d)		297	327
0.700% due 07/25/2030 (d)		392	465
1.800% due 07/25/2040 (d)		154	227

Total France (Cost $1,998)			1,881

GERMANY 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Germany
0.100% due 04/15/2046 (d)	EUR	229	286

Total Germany (Cost $287)			286

ISRAEL 1.4%
SOVEREIGN ISSUES 1.4%
Israel Government International Bond
4.000% due 05/30/2036	ILS	2,794	1,125

Total Israel (Cost $1,108)			1,125

ITALY 4.5%
SOVEREIGN ISSUES 4.5%
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2022 (d)	EUR	628	667
1.250% due 09/15/2032 (d)		285	299
1.700% due 09/15/2018 (d)		799	889
2.350% due 09/15/2024 (d)		1,255	1,485
2.550% due 09/15/2041 (d)		62	76
2.700% due 03/01/2047		270	258

Total Italy (Cost $3,833)			3,674

JAPAN 5.8%
SOVEREIGN ISSUES 5.8%
Japan Government International Bond
0.100% due 09/10/2024 (d)	JPY	406,060	3,819
0.100% due 03/10/2026 (d)		94,484	893

Total Japan (Cost $4,500)			4,712

MEXICO 13.3%
SOVEREIGN ISSUES 13.3%
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	109,290	6,196
4.000% due 11/08/2046 (d)		31,971	1,829
4.500% due 12/04/2025 (d)		20,612	1,201
4.500% due 11/22/2035 (d)		515	31
4.750% due 06/14/2018		2,005	105
7.750% due 05/29/2031		26,542	1,475

Total Mexico (Cost $11,636)			10,837

NEW ZEALAND 1.3%
SOVEREIGN ISSUES 1.3%
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	1,557	1,097

Total New Zealand (Cost $1,181)			1,097

SOUTH AFRICA 5.6%
SOVEREIGN ISSUES 5.6%
South Africa Government International Bond
1.875% due 02/28/2033 (d)	ZAR	18,596	1,296
2.000% due 01/31/2025 (d)		17,485	1,267
2.500% due 03/31/2046 (d)		3,987	313
2.500% due 12/31/2050 (d)		3,677	288
3.450% due 12/07/2033 (d)		5,427	468
5.500% due 12/07/2023 (d)		415	37
8.000% due 01/31/2030		9,205	623
8.250% due 03/31/2032		3,800	257

Total South Africa (Cost $4,373)			4,549

SPAIN 2.6%
SOVEREIGN ISSUES 2.6%
Spain Government International Bond
0.550% due 11/30/2019 (d)	EUR	477	532
1.000% due 11/30/2030 (d)		95	104
1.800% due 11/30/2024 (d)		1,229	1,476

Total Spain (Cost $2,104)			2,112

SWEDEN 0.1%
SOVEREIGN ISSUES 0.1%
Sweden Government International Bond
0.125% due 06/01/2026	SEK	192	24
0.250% due 06/01/2022		775	97

Total Sweden (Cost $127)			121

UNITED KINGDOM 8.1%
SOVEREIGN ISSUES 8.1%
United Kingdom Gilt
0.125% due 03/22/2024 (d)	GBP	1,260	1,872
0.125% due 03/22/2026 (d)		579	882
0.125% due 03/22/2029 (d)		14	22
0.125% due 03/22/2044 (d)		708	1,432
0.125% due 03/22/2046 (d)		20	41
0.750% due 03/22/2034 (d)		54	102
1.250% due 11/22/2027 (d)		1,233	2,139
1.875% due 11/22/2022 (d)		8	12
4.125% due 07/22/2030		28	66
United Kingdom Gilt Inflation Linked
2.500% due 07/17/2024		52	88

Total United Kingdom (Cost $6,860)			6,656

UNITED STATES 38.5%
U.S. TREASURY OBLIGATIONS 38.5%
U.S. Treasury Bonds
2.875% due 11/15/2046 (f)		$480	466
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2020 (f)		3,125	3,173
0.125% due 04/15/2021		550	556
0.125% due 01/15/2022		522	526
0.125% due 07/15/2022		106	106
0.125% due 01/15/2023		2,396	2,397
0.125% due 07/15/2024		1,587	1,574
0.125% due 07/15/2026		57	56
0.250% due 01/15/2025		716	710
0.375% due 07/15/2023		1,803	1,833
0.375% due 07/15/2025		39	39
0.375% due 01/15/2027		905	902
0.625% due 07/15/2021		962	999
0.625% due 01/15/2024		839	859
0.625% due 01/15/2026		331	337
0.875% due 02/15/2047		101	99
1.000% due 02/15/2046		608	618
1.250% due 07/15/2020		519	549
1.375% due 02/15/2044		425	469
2.000% due 01/15/2026		147	167
2.125% due 02/15/2040		235	296
2.375% due 01/15/2025 (f)		4,325	4,992
2.500% due 01/15/2029		666	815
3.625% due 04/15/2028 (f)		4,061	5,405
U.S. Treasury Notes
1.875% due 02/28/2022 (f)		1,300	1,297
2.000% due 02/15/2025 (f)		2,268	2,218

Total United States (Cost $31,216)			31,458

SHORT-TERM INSTRUMENTS 5.8%
CERTIFICATES OF DEPOSIT 1.5%
Barclays Bank PLC
1.804% due 11/06/2017		$200	200
1.906% due 09/08/2017		190	191
Natixis S.A.
1.846% due 09/25/2017		380	381
Norinchukin Bank
1.733% due 10/12/2017		380	381

Sumitomo Mitsui Trust Bank Ltd.
1.860% due 10/06/2017		100	100

			1,253

REPURCHASE AGREEMENTS (e) 1.1%			873

ARGENTINA TREASURY BILLS 0.2%
2.826% due 06/16/2017 - 09/15/2017 (a)(b)		$200	197

JAPAN TREASURY BILLS 3.0%
(0.334)% due 04/10/2017 - 05/08/2017 (a)(b)	JPY	270,000	2,425

MEXICO TREASURY BILLS 0.0%
6.458% due 05/25/2017 (b)(c)	MXN	613	33

Total Short-Term Instruments (Cost $4,705)			4,781

Total Investments in Securities (Cost $90,270)			87,438

Total Investments 106.9% (Cost $90,270)			$87,438
Financial Derivative Instruments (g)(h) 0.0% (Cost or Premiums, net $(6))			32
Other Assets and Liabilities, net (6.9)%			(5,713)

Net Assets 100.0%			$81,757

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	03/31/2017	04/03/2017	$873	U.S. Treasury Notes 2.000% due 08/31/2021 (2)	$(895)	$873	$873

Total Repurchase Agreements						$(895)	$873	$873

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	0.650%	03/31/2017	04/03/2017	$(470)	$(470)
	1.050	03/31/2017	04/03/2017	(4,662)	(4,662)
BPG	0.890	03/06/2017	04/03/2017	(5,414)	(5,418)
GSC	0.870	03/02/2017	04/03/2017	(2,205)	(2,207)
NOM	0.850	03/31/2017	04/17/2017	(1,298)	(1,298)
TDM	0.740	01/19/2017	04/13/2017	(4,192)	(4,198)
	0.740	02/08/2017	04/10/2017	(2,220)	(2,223)
	0.760	02/01/2017	04/13/2017	(2,083)	(2,085)
	0.840	03/02/2017	04/04/2017	(2,224)	(2,226)

Total Sale-Buyback Transactions					$(24,787)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(25,491) at a weighted average interest rate of 0.688%. Average borrowings includes reverse repurchase agreements, of which there were none open at period end.
(4)	Payable for sale-buyback transactions includes $(2) of deferred price drop.

(f)	Securities with an aggregate market value of $24,772 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond June Futures	Short	06/2017	4	$(1)	$1	$0
Euro-Bund 10-Year Bond June Futures	Long	06/2017	12	11	3	0
Euro-OAT France Government 10-Year Bond June Futures	Long	06/2017	4	1	0	(2)
Put Options Strike @ GBP 98.000 on United Kingdom 90-Day LIBOR Sterling June Futures	Short	06/2017	25	0	0	0
Put Options Strike @ GBP 98.500 on United Kingdom 90-Day LIBOR Sterling June Futures	Long	06/2017	25	(1)	0	0
U.S. Treasury 2-Year Note June Futures	Short	06/2017	57	(10)	0	(4)
U.S. Treasury 5-Year Note June Futures	Short	06/2017	22	(11)	0	(4)
U.S. Treasury 10-Year Note June Futures	Long	06/2017	17	6	4	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2017	5	(4)	0	(2)
United Kingdom Long Gilt June Futures	Short	06/2017	2	(6)	0	(1)

Total Futures Contracts				$(15)	$8	$(13)

Swap Agreements:

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.250%	06/15/2018		$700	$1	$1	$0	$0
Pay (2)	3-Month USD-LIBOR	1.250	06/21/2019		3,000	(28)	(1)	1	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020		1,100	(9)	11	0	(1)
Pay (2)	3-Month USD-LIBOR	1.250	06/21/2022		1,300	55	2	0	(1)
Pay (2)	3-Month USD-LIBOR	2.678	10/25/2023		1,000	11	11	1	0
Pay (2)	3-Month USD-LIBOR	2.500	12/19/2023		2,400	4	24	2	0
Pay (2)	3-Month USD-LIBOR	2.500	02/22/2026		5,200	49	66	0	(5)
Pay (2)	3-Month USD-LIBOR	2.400	03/16/2026		2,000	28	36	0	(2)
Pay (2)	3-Month USD-LIBOR	2.300	04/27/2026		1,400	26	32	0	(1)
Pay (2)	3-Month USD-LIBOR	1.850	07/27/2026		450	18	18	0	(1)
Pay	3-Month USD-LIBOR	1.750	12/21/2026		760	39	44	0	(1)
Pay (2)	3-Month USD-LIBOR	2.969	10/25/2048		200	(8)	(8)	0	0
Pay (2)	3-Month USD-LIBOR	2.750	12/19/2048		600	5	(10)	0	(1)
Pay (2)	6-Month GBP-LIBOR	0.750	09/20/2019	GBP	3,200	(4)	4	0	(2)
Pay	6-Month GBP-LIBOR	2.088	12/04/2024		500	(52)	(44)	0	(2)
Pay	6-Month JPY-LIBOR	1.500	12/21/2045	JPY	13,400	(22)	21	0	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021	MXN	5,700	(18)	(3)	1	0
Pay	28-Day MXN-TIIE	6.750	08/31/2021		3,100	(3)	(1)	0	0
Pay	28-Day MXN-TIIE	7.030	11/10/2021		4,400	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.388	11/17/2021		500	0	0	0	0
Pay	28-Day MXN-TIIE	7.920	12/28/2023		24,400	46	46	4	0
Pay	28-Day MXN-TIIE	7.380	11/04/2026		300	0	0	0	0
Pay	28-Day MXN-TIIE	8.120	01/15/2027		22,400	62	44	6	0
Pay	CPURNSA	2.090	03/29/2019		$3,500	(3)	(3)	0	(1)

						$196	$289	$15	$(18)

Total Swap Agreements						$196	$289	$15	$(18)

(1)	Unsettled variation margin liability of $(1) for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.

Cash of $746 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2017	EUR	7,660	$	8,125	$0	$(46)
	04/2017	JPY	20,000		179	0	(1)
	04/2017		$90	JPY	10,000	0	0
	04/2017		208	RUB	11,965	5	0
CBK	04/2017	EUR	237	$	251	0	(2)
	04/2017	JPY	240,000		2,113	1	(44)
	04/2017		$1,079	JPY	120,000	0	(2)
	04/2017	ZAR	3,402	$	273	19	0
DUB	04/2017		$2,336	ILS	8,815	97	0
GLM	04/2017	CAD	2,205	$	1,684	26	0
	04/2017	GBP	86		107	0	(1)
	04/2017		$527	GBP	431	13	0
	04/2017		445	ZAR	5,870	6	(14)
	04/2017	ZAR	2,935	$	231	12	0
HUS	04/2017	JPY	529,855		4,718	0	(41)
	04/2017		$67	EUR	63	0	0
IND	04/2017		239	NZD	345	3	0
JPM	04/2017	DKK	7,725	$	1,120	13	0
	04/2017	JPY	140,000		1,250	1	(8)
	04/2017	NZD	1,948		1,384	19	0
	04/2017	SEK	1,130		125	0	(1)
	04/2017		$629	JPY	70,000	0	(1)
	04/2017		106	ZAR	1,398	1	(3)
	04/2017	ZAR	699	$	55	3	0
MSB	04/2017	GBP	6,861		8,605	8	0
	04/2017		$220	GBP	179	5	0
NAB	04/2017	DKK	7,723	$	1,109	1	0
SCX	04/2017	AUD	2,409		1,855	14	0
TOR	04/2017	CLP	1,102,386		1,645	0	(25)
UAG	04/2017	JPY	140,000		1,232	1	(26)
	04/2017		$630	JPY	70,000	0	(1)

Total Forward Foreign Currency Contracts						$248	$(216)

Purchased Options:

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor (1)	1.600%	3-Month USD-LIBOR	12/06/2019	$3,800	$53	$12
NGF	Call - OTC 2-Year Interest Rate Floor (1)	1.600	3-Month USD-LIBOR	12/06/2019	3,900	54	12

						$107	$24

Total Purchased Options						$107	$24

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC iTraxx Europe 26 5-Year	Buy	0.675%	06/21/2017	EUR	400	$0	$(1)
	Put - OTC iTraxx Europe 26 5-Year	Sell	1.000	06/21/2017		400	(1)	0

							$(1)	$(1)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC GBP versus USD	$1.268	05/18/2017	GBP	663	$(5)	$(6)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Floor (1)	0.943%	3-Month USD-LIBOR	12/06/2019	$7,600	$(53)	$(4)
NGF	Call - OTC 2-Year Interest Rate Floor (1)	0.943	3-Month USD-LIBOR	12/06/2019	7,800	(54)	(5)

						$(107)	$(9)

Total Written Options						$(113)	$(16)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	06/20/2021	0.989%	$600	$(15)	$16	$1	$0
BRC	Mexico Government International Bond	1.000	06/20/2021	0.989	200	(5)	5	0	0
DUB	Colombia Government International Bond	1.000	06/20/2021	1.009	400	(10)	9	(1)	0
FBF	Mexico Government International Bond	1.000	06/20/2021	0.989	1,100	(29)	30	1	0

						$(59)	$60	$1	$0

Total Swap Agreements						$(59)	$60	$1	$0

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$1,664	$0	$1,664
Canada
Sovereign Issues	0	1,548	0	1,548
Chile
Sovereign Issues	0	5,055	0	5,055
Colombia
Sovereign Issues	0	4,826	0	4,826
Denmark
Sovereign Issues	0	1,056	0	1,056
France
Sovereign Issues	0	1,881	0	1,881
Germany
Sovereign Issues	0	286	0	286
Israel
Sovereign Issues	0	1,125	0	1,125
Italy
Sovereign Issues	0	3,674	0	3,674
Japan
Sovereign Issues	0	4,712	0	4,712
Mexico
Sovereign Issues	0	10,837	0	10,837
New Zealand
Sovereign Issues	0	1,097	0	1,097
South Africa
Sovereign Issues	0	4,549	0	4,549
Spain
Sovereign Issues	0	2,112	0	2,112
Sweden
Sovereign Issues	0	121	0	121
United Kingdom
Sovereign Issues	0	6,656	0	6,656
United States
U.S. Treasury Obligations	0	31,458	0	31,458
Short-Term Instruments
Certificates of Deposit	0	1,253	0	1,253
Repurchase Agreements	0	873	0	873
Japan Treasury Bills	0	2,425	0	2,425
Mexico Treasury Bills	0	33	0	33
Argentina Treasury Bills	0	197	0	197

Total Investments	$0	$87,438	$0	$87,438

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8	15	0	23
Over the counter	0	273	0	273
	$8	$288	$0	$296

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13)	(18)	0	(31)
Over the counter	0	(232)	0	(232)

	$(13)	$(250)	$0	$(263)

Total Financial Derivative Instruments	$(5)	$38	$0	$33

Totals	$(5)	$87,476	$0	$87,471

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0%
MUNICIPAL BONDS & NOTES 97.6%
ARIZONA 4.1%
Arizona Health Facilities Authority Revenue Bonds, Series 2015
0.960% due 01/01/2046	$2,500	$2,500
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2012
5.000% due 10/01/2022	1,350	1,580
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2014
5.000% due 10/01/2026	1,250	1,502
Arizona Water Infrastructure Finance Authority Revenue Notes, Series 2009
4.250% due 10/01/2019	730	785
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2014
5.000% due 07/01/2027	2,500	2,946
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2016
5.000% due 01/01/2028	1,000	1,218

		10,531

ARKANSAS 0.1%
University of Arkansas Revenue Bonds, Series 2012
5.000% due 05/01/2026	320	368

CALIFORNIA 6.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
1.610% due 04/01/2047	1,000	1,003
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,110
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2018	500	522
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	500	543
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	525
California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	548
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,439
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2010
5.000% due 12/01/2017	1,500	1,541
Los Angeles, California Wastewater System Revenue Bonds, Series 2015
5.000% due 06/01/2029	1,350	1,599
Orange County, California Airport Revenue Notes, Series 2009
4.000% due 07/01/2018	500	519
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2010
5.000% due 05/15/2018	500	523
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2029	1,000	1,167
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
5.000% due 05/01/2017	1,000	1,003
San Jose, California Hotel Tax Revenue Notes, Series 2011
5.000% due 05/01/2017	1,115	1,118
San Juan Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2017 (c)	750	747
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	635
University of California Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,082

		17,624

COLORADO 2.1%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	1,580	1,859
Denver, Colorado City & County School District No. 1 General Obligation Bonds, Series 2017
5.000% due 12/01/2028	3,000	3,617

		5,476

DISTRICT OF COLUMBIA 1.3%
District of Columbia Revenue Bonds, Series 2010
5.000% due 12/01/2024	1,000	1,111

District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	2,000	2,328

		3,439

FLORIDA 4.8%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,147
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2019	1,000	1,082
Florida’s Turnpike Enterprise Revenue Bonds, Series 2017
5.000% due 07/01/2029	2,555	3,058
Jacksonville, Florida Revenue Notes, Series 2012
5.000% due 10/01/2021	1,000	1,142
JEA Water & Sewer System, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	1,500	1,703
Miami-Dade County, Florida General Obligation Notes, Series 2011
3.000% due 07/01/2017	1,375	1,382
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2017	250	255
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,300	1,509
Tampa, Florida Revenue Bonds, Series 2016
5.000% due 11/15/2028	350	412
West Palm Beach, Florida Utility System Revenue Bonds, Series 2017
5.000% due 10/01/2028	545	665

		12,355

GEORGIA 1.4%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2012
5.000% due 01/01/2025	500	572
Floyd County, Georgia Development Authority Revenue Bonds, Series 2010
2.350% due 07/01/2022	2,000	2,008
Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	258
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	350	356
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
5.000% due 01/01/2020	250	271

		3,465

GUAM 0.3%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2023	770	848

HAWAII 0.9%
Honolulu, Hawaii City & County General Obligation Bonds, Series 2015
5.000% due 10/01/2030	2,000	2,357

ILLINOIS 9.0%
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014
5.000% due 01/01/2035	6,500	7,179
Chicago, Illinois General Obligation Bonds, Series 2002
5.000% due 01/01/2018	1,200	1,209
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	4,000	4,038
Chicago, Illinois General Obligation Notes, Series 2015
5.000% due 01/01/2026	2,000	1,993
Chicago, Illinois Wastewater Transmission Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 01/01/2018	1,000	1,028
Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2020	1,000	1,098
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	6,025	5,993
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	500	536

		23,074

INDIANA 0.6%
Indiana Finance Authority Revenue Notes, Series 2010
5.000% due 02/01/2018	500	517
Indiana University Revenue Notes, Series 2012
5.000% due 06/01/2021	1,000	1,141

		1,658

KANSAS 0.2%
Kansas Development Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2017	500	512

LOUISIANA 0.8%
Louisiana Public Facilities Authority Revenue Bonds, Series 2016
3.375% due 09/01/2028	2,000	2,001

MARYLAND 0.0%
Baltimore, Maryland Revenue Notes, Series 2011
5.000% due 07/01/2021	60	69

MASSACHUSETTS 1.8%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.500% due 07/01/2017	500	506
Massachusetts School Building Authority Revenue Notes, Series 2012
5.000% due 08/15/2022	1,175	1,375
Massachusetts State College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2026	2,000	2,299
Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	543

		4,723

MICHIGAN 1.4%
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	1,200	1,353
Michigan Finance Authority Revenue Notes, Series 2015
5.000% due 07/01/2021	1,000	1,119
University of Michigan Revenue Bonds, Series 2017
5.000% due 04/01/2028	1,000	1,219

		3,691

MINNESOTA 1.4%
Rochester, Minnesota Electric Utility Revenue Bonds, Series 2017
5.000% due 12/01/2029	1,000	1,199
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	1,000	1,045
University of Minnesota Revenue Bonds, Series 2016
5.000% due 04/01/2032	1,220	1,433

		3,677

MISSOURI 1.0%
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	1,335	1,484
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,024

		2,508

NEVADA 0.7%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015
5.000% due 06/01/2034	1,500	1,725

NEW HAMPSHIRE 0.5%
Merrimack County, New Hampshire General Obligation Notes, Series 2012
5.000% due 12/01/2022	1,115	1,306

NEW JERSEY 4.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,000	1,079
New Jersey Economic Development Authority Revenue Notes, Series 2011
5.000% due 09/01/2018	2,000	2,100
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 07/01/2023	1,000	1,148
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	2,500	2,684
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2022	1,000	1,073
New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2030 (a)	2,250	2,617

		10,701

NEW MEXICO 0.2%
New Mexico State Severance Tax Permanent Fund Revenue Notes, Series 2010
5.000% due 07/01/2017	500	505

NEW YORK 14.8%
Erie County, New York Industrial Development Agency Revenue Notes, Series 2012
5.000% due 05/01/2022	1,000	1,161
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	500	548
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2029	3,000	3,481
Nassau County, New York General Obligation Notes, Series 2016
5.000% due 04/01/2026	1,360	1,613
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014
5.000% due 08/01/2031	5,000	5,763
New York City Water & Sewer System, New York Revenue Notes, Series 2009
5.000% due 06/15/2017	895	902
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2017	980	993
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	2,000	2,373
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 05/01/2022	2,000	2,253
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2025	405	472
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2017	2,000	2,020
New York State Dormitory Authority Revenue Notes, Series 2011
4.000% due 07/01/2018	815	845
New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 12/15/2019	1,450	1,596
New York State Dormitory Authority Revenue Notes, Series 2016
5.000% due 02/15/2027	2,000	2,417
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	2,000	2,155
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 03/15/2018	500	520
Syracuse Industrial Development Agency, New York Revenue Notes, Series 2010
4.000% due 05/01/2017	500	501
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2019	1,090	1,135
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	2,000	2,334
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,075	2,431
5.000% due 11/15/2028	825	964
TSASC Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	1,250	1,459

		37,936

NORTH CAROLINA 2.1%
Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	321
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,665	1,887
5.000% due 10/01/2027	1,100	1,229
North Carolina State Revenue Bonds, Series 2011
5.000% due 11/01/2022	1,500	1,725
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2026	250	291

		5,453

OHIO 6.4%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	800	920
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2012
5.000% due 01/01/2026	1,000	1,142
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	3,000	3,482
Kent State University, Ohio Revenue Notes, Series 2012
5.000% due 05/01/2017	640	642
Miami University/Oxford, Ohio Revenue Bonds, Series 2017
5.000% due 09/01/2029	380	449
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008
0.900% due 01/01/2043	2,700	2,700
Ohio State General Obligation Bonds, Series 2011
5.000% due 08/01/2022	3,000	3,502
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2020	1,000	1,124
Ohio State Water Development Authority Revenue Notes, Series 2011
5.000% due 06/01/2017	1,005	1,012

University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2024	1,250	1,430

		16,403

OREGON 0.2%
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	500	508

PENNSYLVANIA 9.0%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2012
5.000% due 03/01/2024	500	568
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2017	500	502
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2027	2,000	2,359
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012
5.000% due 01/01/2023	900	1,009
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
0.900% due 02/15/2027	1,000	999
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 1994
2.550% due 06/01/2029	1,500	1,495
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.250% due 06/15/2023	2,500	2,850
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	392
5.000% due 08/15/2031	300	341
5.000% due 08/15/2033	1,000	1,124
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 08/15/2028	1,335	1,618
5.000% due 08/15/2029	1,250	1,505
Pennsylvania Turnpike Commission Revenue Notes, Series 2014
1.790% due 12/01/2020	4,500	4,520
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2027	750	850
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2011
0.950% due 07/01/2041	2,500	2,500
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2010
5.000% due 03/01/2018	500	518

		23,150

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.189% due 07/01/2029	1,280	986

RHODE ISLAND 3.1%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	7,500	7,969

SOUTH DAKOTA 0.8%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014
5.000% due 11/01/2027	925	1,056
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	900	1,026

		2,082

TENNESSEE 2.4%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	870	960
5.000% due 02/01/2027	3,000	3,398
5.250% due 09/01/2026	1,595	1,855

		6,213

TEXAS 8.4%
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
4.000% due 02/15/2023	1,225	1,338
Corpus Christi Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016
5.000% due 08/15/2025	2,115	2,565
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,163
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.960% due 12/01/2024	2,500	2,500
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014
1.490% due 12/01/2042	4,500	4,496
5.000% due 12/01/2025	500	588
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2020	1,000	1,112

North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	2,875	3,372
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2010
1.200% due 08/01/2040	940	941
Pflugerville Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
5.000% due 02/15/2024	1,165	1,336
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
5.000% due 09/15/2025	1,000	1,152
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2008
5.625% due 12/15/2017	505	513
University of Texas System Revenue Bonds, Series 2010
5.000% due 08/15/2022	500	584

		21,660

UTAH 1.0%
Murray, Utah Revenue Bonds, Series 2005
0.930% due 05/15/2037	2,500	2,500

VIRGINIA 1.8%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	2,250	2,286
Virginia College Building Authority Revenue Bonds, Series 2016
5.000% due 09/01/2028	1,850	2,225

		4,511

WASHINGTON 3.0%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2016
5.000% due 11/01/2030	1,000	1,189
Pierce County, Washington School District No. 10 Tacoma General Obligation Bonds, Series 2012
5.000% due 12/01/2024	1,000	1,202
Seattle, Washington Solid Waste Revenue Notes, Series 2014
5.000% due 05/01/2024	545	652
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.960% due 01/01/2042	2,500	2,500
Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	2,000	2,295

		7,838

WISCONSIN 0.5%
Wisconsin State Clean Water Fund Leveraged Loan Portfolio Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,000	1,182

Total Municipal Bonds & Notes (Cost $245,812)		251,004

SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (d) 0.2%		525

U.S. TREASURY BILLS 2.2%
0.541% due 04/27/2017 - 05/04/2017 (b)(c)	5,700	5,697

Total Short-Term Instruments (Cost $6,223)		6,222

Total Investments in Securities (Cost $252,035)		257,226

Total Investments 100.0% (Cost $252,035)		$257,226
Other Assets and Liabilities, net 0.0%		3

Net Assets 100.0%		$257,229

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

Borrowings and other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	03/31/2017	04/03/2017	$525	U.S. Treasury Notes 2.000% due 08/31/2021 (2)	$(538)	$525	$525

Total Repurchase Agreements						$(538)	$525	$525

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$10,531	$0	$10,531
Arkansas	0	368	0	368
California	0	17,624	0	17,624
Colorado	0	5,476	0	5,476
District of Columbia	0	3,439	0	3,439
Florida	0	12,355	0	12,355
Georgia	0	3,465	0	3,465
Guam	0	848	0	848
Hawaii	0	2,357	0	2,357
Illinois	0	23,074	0	23,074
Indiana	0	1,658	0	1,658
Kansas	0	512	0	512
Louisiana	0	2,001	0	2,001
Maryland	0	69	0	69
Massachusetts	0	4,723	0	4,723
Michigan	0	3,691	0	3,691
Minnesota	0	3,677	0	3,677
Missouri	0	2,508	0	2,508
Nevada	0	1,725	0	1,725
New Hampshire	0	1,306	0	1,306
New Jersey	0	10,701	0	10,701
New Mexico	0	505	0	505
New York	0	37,936	0	37,936
North Carolina	0	5,453	0	5,453
Ohio	0	16,403	0	16,403
Oregon	0	508	0	508
Pennsylvania	0	23,150	0	23,150
Puerto Rico	0	986	0	986
Rhode Island	0	7,969	0	7,969
South Dakota	0	2,082	0	2,082
Tennessee	0	6,213	0	6,213
Texas	0	21,660	0	21,660
Utah	0	2,500	0	2,500
Virginia	0	4,511	0	4,511
Washington	0	7,838	0	7,838
Wisconsin	0	1,182	0	1,182
Short-Term Instruments
Repurchase Agreements	0	525	0	525
U.S. Treasury Bills	0	5,697	0	5,697

Total Investments	$0	$257,226	$0	$257,226

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 132.0%
CORPORATE BONDS & NOTES 67.6%
BANKING & FINANCE 28.5%
AerCap Ireland Capital DAC
4.625% due 10/30/2020		$300	$317
Ally Financial, Inc.
3.500% due 01/27/2019		400	404
3.600% due 05/21/2018		500	507
American Tower Corp.
2.250% due 01/15/2022		600	580
Aviation Capital Group Corp.
2.875% due 01/20/2022		400	398
4.625% due 01/31/2018		500	511
Bank of America Corp.
6.875% due 04/25/2018		1,000	1,053
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019		200	199
Barclays Bank PLC
6.050% due 12/04/2017		1,000	1,027
Barclays PLC
2.000% due 03/16/2018		300	300
BGC Partners, Inc.
5.125% due 05/27/2021		250	261
BOC Aviation Ltd.
2.875% due 10/10/2017		215	216
3.875% due 05/09/2019		400	411
Cantor Fitzgerald LP
6.500% due 06/17/2022		400	436
CIT Group, Inc.
3.875% due 02/19/2019		200	206
4.250% due 08/15/2017		700	707
5.250% due 03/15/2018		200	206
Cooperatieve Rabobank UA
8.400% due 06/29/2017 (d)		400	406
Credit Suisse Group Funding Guernsey Ltd.
3.314% due 04/16/2021		800	840
3.800% due 09/15/2022		250	254
Five Corners Funding Trust
4.419% due 11/15/2023		400	426
General Motors Financial Co., Inc.
3.250% due 05/15/2018		250	253
Goldman Sachs Group, Inc.
2.654% due 11/29/2023		300	311
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		300	336
6.375% due 04/15/2021		500	562
Hartford Financial Services Group, Inc.
5.500% due 03/30/2020		500	544
HBOS PLC
1.800% due 09/06/2017		1,000	999
HSBC Holdings PLC
2.712% due 05/25/2021		600	619
3.600% due 05/25/2023		200	203
International Lease Finance Corp.
8.250% due 12/15/2020		200	237
LeasePlan Corp. NV
2.500% due 05/16/2018		700	702
Mitsubishi UFJ Lease & Finance Co. Ltd.
1.816% due 07/23/2019		500	500
2.250% due 09/07/2021		200	195
Mizuho Financial Group, Inc.
2.498% due 04/12/2021		400	409
Morgan Stanley
2.443% due 10/24/2023		200	204
Nationwide Building Society
4.125% due 03/20/2023	EUR	700	772
Navient Corp.
5.500% due 01/15/2019		$300	312
6.625% due 07/26/2021		200	208
8.000% due 03/25/2020		500	544
ORIX Corp.
2.650% due 04/13/2021		500	494
Piper Jaffray Cos.
4.147% due 05/31/2017		250	250
Reliance Standard Life Global Funding
2.150% due 10/15/2018		300	301

Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	400	455
Santander UK Group Holdings PLC
2.875% due 08/05/2021		$800	790
Siam Commercial Bank PCL
3.375% due 09/19/2017		700	704
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		1,000	975
Springleaf Finance Corp.
8.250% due 12/15/2020		250	274
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019		700	699
Synchrony Financial
1.875% due 08/15/2017		800	800
2.265% due 02/03/2020		250	252
UBS AG
4.750% due 05/22/2023		900	922
WEA Finance LLC
2.700% due 09/17/2019		225	227
Welltower, Inc.
2.250% due 03/15/2018		300	301
Weyerhaeuser Co.
7.375% due 10/01/2019		200	224

			25,243

INDUSTRIALS 29.9%
AbbVie, Inc.
2.850% due 05/14/2023		600	589
Air Liquide Finance S.A.
1.750% due 09/27/2021		400	387
AP Moller - Maersk A/S
2.875% due 09/28/2020		400	405
Asciano Finance Ltd.
4.625% due 09/23/2020		311	324
5.000% due 04/07/2018		100	102
Charter Communications Operating LLC
3.579% due 07/23/2020		400	412
4.464% due 07/23/2022		300	316
Cimarex Energy Co.
5.875% due 05/01/2022		200	206
CNPC General Capital Ltd.
1.950% due 04/16/2018		700	700
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021		504	560
Crown Castle Towers LLC
3.222% due 05/15/2042		800	813
D.R. Horton, Inc.
3.750% due 03/01/2019		400	410
Delphi Automotive PLC
3.150% due 11/19/2020		700	715
Diamond Finance Corp.
3.480% due 06/01/2019		500	513
4.420% due 06/15/2021		400	419
DISH DBS Corp.
4.250% due 04/01/2018		600	611
Energy Transfer Partners LP
6.700% due 07/01/2018		300	317
Fidelity National Information Services, Inc.
3.625% due 10/15/2020		200	208
Flex Ltd.
4.625% due 02/15/2020		500	525
Forest Laboratories LLC
4.375% due 02/01/2019		750	776
General Electric Co.
6.375% due 11/15/2067		100	102
Georgia-Pacific LLC
2.539% due 11/15/2019		400	403
Heathrow Funding Ltd.
4.875% due 07/15/2023		950	1,018
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018		300	304
Humana, Inc.
2.625% due 10/01/2019		500	506
Hyundai Capital America
1.750% due 09/27/2019		800	787
Imperial Tobacco Finance PLC
2.950% due 07/21/2020		700	709
KLA-Tencor Corp.
3.375% due 11/01/2019		100	103
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		141	140
Masco Corp.
7.125% due 03/15/2020		300	339
MGM Resorts International
8.625% due 02/01/2019		300	331

Nabors Industries, Inc.
6.150% due 02/15/2018	500	520
Petroleos Mexicanos
3.125% due 01/23/2019	200	201
3.500% due 07/18/2018	900	916
Pioneer Natural Resources Co.
6.875% due 05/01/2018	700	736
Regency Energy Partners LP
5.750% due 09/01/2020	200	216
Reynolds American, Inc.
4.000% due 06/12/2022	700	736
S&P Global, Inc.
2.500% due 08/15/2018	300	302
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	500	539
6.250% due 03/15/2022	500	555
Scripps Networks Interactive, Inc.
3.500% due 06/15/2022	500	510
Shire Acquisitions Investments Ireland DAC
2.875% due 09/23/2023	300	291
SK Broadband Co. Ltd.
2.875% due 10/29/2018	250	252
Sky PLC
2.625% due 09/16/2019	500	503
9.500% due 11/15/2018	500	558
Southern Co.
2.950% due 07/01/2023	700	682
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019	700	692
Time Warner Cable LLC
8.750% due 02/14/2019	500	559
USG Corp.
8.250% due 01/15/2018	595	626
Volkswagen Group of America Finance LLC
1.492% due 11/20/2017	1,000	1,001
Western Gas Partners LP
2.600% due 08/15/2018	400	402
WestJet Airlines Ltd.
3.500% due 06/16/2021	250	249
Woodside Finance Ltd.
3.650% due 03/05/2025	100	99
3.700% due 09/15/2026	200	196
4.600% due 05/10/2021	200	210
Wynn Las Vegas LLC
5.500% due 03/01/2025	100	102
ZF North America Capital, Inc.
4.000% due 04/29/2020	700	722

		26,425

UTILITIES 9.2%
BG Energy Capital PLC
6.500% due 11/30/2072	500	514
BP Capital Markets PLC
2.007% due 09/16/2021	1,000	1,017
CNOOC Finance Ltd.
1.750% due 05/09/2018	700	698
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	500	559
E.ON International Finance BV
5.800% due 04/30/2018	300	313
FirstEnergy Corp.
2.750% due 03/15/2018	1,000	1,004
Great Plains Energy, Inc.
3.150% due 04/01/2022	800	809
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,000	1,031
Plains All American Pipeline LP
5.750% due 01/15/2020	700	757
Sinopec Group Overseas Development Ltd.
2.500% due 10/17/2018	800	805
Telecom Italia Capital S.A.
6.999% due 06/04/2018	600	632

		8,139

Total Corporate Bonds & Notes (Cost $59,519)		59,807

MUNICIPAL BONDS & NOTES 1.1%
CALIFORNIA 0.6%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	500	505

KANSAS 0.5%
Kansas Development Finance Authority Revenue Notes, Series 2015
2.258% due 04/15/2019		500	505

Total Municipal Bonds & Notes (Cost $1,000)			1,010

U.S. TREASURY OBLIGATIONS 35.5%
U.S. Treasury Notes
1.125% due 01/31/2019 (f)		8,100	8,084
1.250% due 12/31/2018 (f)		19,500	19,510
2.250% due 02/15/2027 (f)		3,900	3,850

Total U.S. Treasury Obligations (Cost $31,415)			31,444

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.7%
BCAP LLC Trust
0.938% due 03/26/2037		15	15
Bear Stearns Adjustable Rate Mortgage Trust
2.935% due 02/25/2033		3	3
Citigroup Mortgage Loan Trust, Inc.
3.578% due 11/25/2038		19	19
Eurosail PLC
0.644% due 06/13/2045	GBP	52	66
First Horizon Mortgage Pass-Through Trust
2.988% due 09/25/2033		$72	73
GSR Mortgage Loan Trust
3.150% due 09/25/2035		50	52
3.490% due 08/25/2033		566	564
JPMorgan Resecuritization Trust
2.678% due 07/27/2037		46	46
LB Commercial Mortgage Trust
6.007% due 07/15/2044		107	108
MASTR Adjustable Rate Mortgages Trust
3.064% due 04/21/2034		93	95
Nomura Resecuritization Trust
3.974% due 04/26/2037		1,004	1,015
Residential Accredit Loans, Inc. Trust
1.422% due 06/25/2034		81	80
Royal Bank of Scotland Capital Funding Trust
5.942% due 06/16/2049		172	172
Sequoia Mortgage Trust
1.497% due 11/22/2024		15	15
1.638% due 06/20/2033		7	6
Structured Asset Mortgage Investments Trust
1.558% due 07/19/2034		14	14
1.638% due 09/19/2032		34	33
Thornburg Mortgage Securities Trust
3.092% due 04/25/2045		237	237
Wachovia Bank Commercial Mortgage Trust
1.118% due 06/15/2049		600	599
WaMu Mortgage Pass-Through Certificates Trust
1.292% due 01/25/2045		37	35
1.382% due 06/25/2044		934	879
2.840% due 06/25/2033		6	6
Wells Fargo Mortgage-Backed Securities Trust
3.044% due 06/25/2035		7	7

Total Non-Agency Mortgage-Backed Securities (Cost $4,129)			4,139

ASSET-BACKED SECURITIES 13.3%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.742% due 09/25/2033		52	50
Atlas Senior Loan Fund Ltd.
2.269% due 01/30/2024		473	473
Bear Stearns Asset-Backed Securities Trust
1.782% due 10/27/2032		48	45
BlueMountain CLO Ltd.
2.352% due 04/13/2027		300	301
Carlyle Global Market Strategies CLO Ltd.
2.300% due 10/16/2025		400	401
2.187% due 07/27/2026		300	300
Cavalry CLO Ltd.
2.393% due 01/16/2024		420	421
Cent CLO Ltd.
2.369% due 10/29/2025		300	300
CIFC Funding Ltd.
2.063% due 10/24/2025		700	700
COA Summit CLO Ltd.
2.380% due 04/20/2023		102	102
Colony Starwood Homes Trust
2.443% due 07/17/2033		199	203
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		300	301

Drug Royalty LP
3.873% due 07/15/2023		162	163
Dryden Senior Loan Fund
2.223% due 01/15/2025		300	300
Duchess CLO BV
0.000% due 02/28/2023	EUR	27	29
Eagle Ltd.
2.570% due 12/15/2039		$109	109
First Franklin Mortgage Loan Trust
1.732% due 11/25/2034		307	300
Galaxy CLO Ltd.
2.278% due 11/16/2025		500	500
JMP Credit Advisors CLO Ltd.
2.263% due 10/17/2025		500	500
Jubilee CDO BV
0.000% due 07/30/2024	EUR	726	773
Madison Park Funding Ltd.
2.329% due 08/15/2022		$346	348
Malin CLO BV
0.000% due 05/07/2023	EUR	119	127
National Collegiate Student Loan Trust
1.222% due 11/27/2028		$54	54
Navient Private Education Loan Trust
2.112% due 12/15/2028		1,000	1,015
Navient Student Loan Trust
2.232% due 06/25/2065		96	98
Northwoods Capital Ltd.
0.000% due 11/04/2025 (a)		400	400
Regatta Funding Ltd.
0.000% due 10/25/2026 (a)		400	402
Shackleton CLO Ltd.
2.240% due 10/20/2023		251	251
SoFi Professional Loan Program LLC
3.020% due 02/25/2040		479	481
THL Credit Wind River CLO Ltd.
2.464% due 01/18/2026		300	301
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036		448	447
Venture CLO Ltd.
2.080% due 07/20/2022		225	225
Vericrest Opportunity Loan Trust
4.250% due 03/26/2046		144	146
VOLT LLC
3.500% due 09/25/2046		704	705
3.500% due 03/25/2047		400	401
4.375% due 11/27/2045		114	115

Total Asset-Backed Securities (Cost $11,749)			11,787

SHORT-TERM INSTRUMENTS 9.8%
COMMERCIAL PAPER 0.7%
Ford Motor Credit Co.
1.754% due 09/12/2017		600	595

REPURCHASE AGREEMENTS (e) 2.2%			1,990

SHORT-TERM NOTES 0.3%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		300	301

ARGENTINA TREASURY BILLS 1.2%
2.955% due 05/26/2017 - 12/15/2017 (b)(c)		$1,100	1,080

MEXICO TREASURY BILLS 5.4%
6.525% due 05/25/2017 - 06/01/2017 (b)(c)	MXN	90,000	4,757

Total Short-Term Instruments (Cost $8,457)			8,723

Total Investments in Securities (Cost $116,269)			116,910

Total Investments 132.0% (Cost $116,269)			$116,910
Financial Derivative Instruments (g)(h) (0.4)% (Cost or Premiums, net $(27))			(316)
Other Assets and Liabilities, net (31.6)%			(28,054)

Net Assets 100.0%			$88,540

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.500%	03/31/2017	04/03/2017	$890	U.S. Treasury Notes 2.250% due 02/15/2027	$(891)	$890	$890
DEU	0.960	03/31/2017	04/03/2017	1,100	U.S. Treasury Notes 0.750% due 07/15/2019	(1,128)	1,100	1,100

Total Repurchase Agreements						$(2,019)	$1,990	$1,990

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.700%	03/22/2017	04/05/2017	$(17,744)	$(17,749)
	0.950	03/29/2017	04/05/2017	(8,080)	(8,081)
SGY	0.400	03/27/2017	04/03/2017	(4,764)	(4,764)

Total Reverse Repurchase Agreements					$(30,594)

Short Sales:

Short Sales on U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Treasury Notes	1.875%	02/28/2022	$2,000	$(1,993)	$(1,996)

Total Short Sales				$(1,993)	$(1,996)

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(14,897) at a weighted average interest rate of 0.492%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.
(3)	Payable for short sales includes $4 of accrued interest.

(f)	Securities with an aggregate market value of $30,532 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note June Futures	Long	06/2017	55	$25	$3	$(1)
U.S. Treasury 5-Year Note June Futures	Short	06/2017	126	(55)	0	(21)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2018	113	(8)	0	(9)

Total Futures Contracts				$(38)	$3	$(31)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Exelon Generation Co. LLC	1.000%	12/20/2021	1.404%	$600	$(10)	$12	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	06/20/2022	$4,600	$(340)	$(19)	$0	$(2)
CDX.IG-26 5-Year Index	1.000	06/20/2021	9,500	(197)	(32)	0	(3)

				$(537)	$(51)	$0	$(5)

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.350%	12/28/2018		$7,900	$(3)	$14	$2	$0
Pay	3-Month USD-LIBOR	1.000	06/21/2020		51,000	(13)	(15)	0	(2)
Pay(5)	3-Month USD-LIBOR	1.500	06/21/2027		5,000	432	(23)	0	(4)
Pay	28-Day MXN-TIIE	5.798	09/06/2021	MXN	63,200	(183)	61	6	0
Pay	28-Day MXN-TIIE	7.199	12/03/2021		16,000	0	22	1	0

						$233	$59	$9	$(6)

Total Swap Agreements						$(314)	$20	$9	$(11)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

Cash of $1,170 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2017	EUR	2,323	$	2,471	$4	$(12)
	04/2017	MXN	858		42	0	(4)
BPS	04/2017	AUD	100		76	0	(1)
	04/2017		$3,095	EUR	2,870	0	(33)
	04/2017		88	MXN	1,657	0	0
	05/2017	EUR	2,870	$	3,099	34	0
CBK	04/2017		25		27	0	0
	04/2017		$426	AUD	554	0	(3)
	04/2017		307	CAD	415	5	0
GLM	04/2017	CAD	2,181	$	1,657	18	(1)
	04/2017	EUR	857		908	0	(7)
	04/2017	GBP	140		173	0	(3)
	04/2017	JPY	5,400		47	0	(1)
	04/2017		$354	EUR	335	3	0
	05/2017	MXN	50,000	$	2,463	0	(186)
HUS	04/2017	JPY	90,200		803	0	(7)
JPM	06/2017	MXN	40,000		2,017	0	(100)
NAB	04/2017	CAD	599		449	0	(1)
	04/2017		$1,767	CAD	2,365	12	0
	05/2017	CAD	2,365	$	1,767	0	(12)
SCX	04/2017	AUD	1,607		1,237	10	0

Total Forward Foreign Currency Contracts						$86	$(371)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.670%	09/06/2017	$8,500	$12	$12

Total Purchased Options							$12	$12

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700%	09/06/2017	$3,500	$(13)	$(6)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	06/01/2017	8,400	(26)	(7)

							$(39)	$(13)

Total Written Options							$(39)	$(13)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$25,243	$0	$25,243
Industrials	0	26,425	0	26,425
Utilities	0	8,139	0	8,139
Municipal Bonds & Notes
California	0	505	0	505
Kansas	0	505	0	505
U.S. Treasury Obligations	0	31,444	0	31,444
Non-Agency Mortgage-Backed Securities	0	4,139	0	4,139
Asset-Backed Securities	0	11,387	400	11,787
Short-Term Instruments
Commercial Paper	0	595	0	595
Repurchase Agreements	0	1,990	0	1,990
Short-Term Notes	0	301	0	301
Argentina Treasury Bills	0	1,080	0	1,080
Mexico Treasury Bills	0	4,757	0	4,757

Total Investments	$0	$116,510	$400	$116,910

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(1,996)	$0	$(1,996)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	9	0	12
Over the counter	0	98	0	98
	$3	$107	$0	$110

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(31)	(11)	0	(42)
Over the counter	0	(384)	0	(384)

	$(31)	$(395)	$0	$(426)

Total Financial Derivative Instruments	$(28)	$(288)	$0	$(316)

Totals	$(28)	$114,226	$400	$114,598

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0%
MUNICIPAL BONDS & NOTES 96.2%
ALABAMA 1.2%
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007
1.850% due 06/01/2034	$810	$813

ARIZONA 3.6%
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2017	1,000	1,007
Industrial Development Authority of the County, Arizona of Yavapai Revenue Bonds, Series 2010
1.050% due 04/01/2029	750	750
Pima County, Arizona Sewer System Revenue Notes, Series 2016
5.000% due 07/01/2022	500	582

		2,339

CALIFORNIA 1.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
1.610% due 04/01/2047	1,000	1,003
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	250	253

		1,256

COLORADO 6.9%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
1.409% due 11/15/2031	1,000	1,003
Denver, Colorado Airport System City & County Revenue Notes, Series 2016
5.000% due 11/15/2023	500	590
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
1.559% due 09/01/2039	1,000	1,002
Regional Transportation District, Colorado Certificates of Participation Notes, Series 2015
5.000% due 06/01/2020	1,000	1,108
University of Colorado Hospital Authority Revenue Bonds, Series 2017
5.000% due 11/15/2038	750	851

		4,554

CONNECTICUT 3.3%
Connecticut Special Tax State Revenue Notes, Series 2016
5.000% due 09/01/2022	1,000	1,151
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
1.483% due 07/01/2049	1,000	999

		2,150

DISTRICT OF COLUMBIA 0.9%
District of Columbia Revenue Notes, Series 2016
5.000% due 04/01/2022	500	571

FLORIDA 9.6%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2022	1,000	1,153
Florida State General Obligation Notes, Series 2009
5.000% due 06/01/2019	625	677
Lakeland, Florida Department of Electric Utilities Revenue Notes, Series 2012
1.660% due 10/01/2017	3,000	3,000
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	500	502
West Palm Beach, Florida Utility System Revenue Bonds, (AGC Insured), Series 2008
0.920% due 10/01/2038	1,000	1,000

		6,332

GEORGIA 1.5%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	1,000	1,012

ILLINOIS 8.1%
Chicago, Illinois General Obligation Bonds, Series 2012
5.000% due 01/01/2023	1,000	1,011
Chicago, Illinois Waterworks Revenue Bonds, Series 2004
5.000% due 11/01/2021	225	251

Illinois Finance Authority Revenue Bonds, Series 2008
1.300% due 07/01/2042	370	370
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	540	600
Illinois State General Obligation Notes, Series 2016
5.000% due 02/01/2022	1,000	1,056
5.000% due 06/01/2022	750	793
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.250% due 06/01/2020	1,115	1,231

		5,312

LOUISIANA 0.2%
Louisiana Public Facilities Authority Revenue Notes, Series 2015
3.000% due 05/15/2017	100	100

MASSACHUSETTS 1.4%
Commonwealth of Massachusetts General Obligation Bonds, Series 2006
0.890% due 03/01/2026	900	900

MICHIGAN 2.2%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.900% due 11/15/2047	750	753
University of Michigan Revenue Notes, Series 2017
5.000% due 04/01/2021	600	683

		1,436

MINNESOTA 1.6%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016
4.000% due 01/01/2021	250	273
Northern Municipal Power Agency, Minnesota Revenue Notes, Series 2010
5.000% due 01/01/2019	750	798

		1,071

NEBRASKA 1.8%
Nebraska Public Power District Revenue Notes, Series 2012
5.000% due 01/01/2019	580	619
Nebraska Public Power District Revenue Notes, Series 2014
5.000% due 07/01/2020	500	557

		1,176

NEVADA 0.8%
Clark County, Nevada Revenue Bonds, Series 2010
1.875% due 06/01/2031	500	502

NEW JERSEY 1.6%
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2020	500	528
New Jersey Turnpike Authority Revenue Notes, Series 2012
5.000% due 01/01/2019	500	533

		1,061

NEW MEXICO 3.8%
Farmington, New Mexico Revenue Bonds, Series 2016
1.875% due 04/01/2033	750	742
New Mexico Hospital Equipment Loan Council Revenue Notes, Series 2015
5.000% due 08/01/2019	600	650
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	1,000	1,077

		2,469

NEW YORK 8.9%
Nassau County, New York General Obligation Notes, Series 2010
5.000% due 10/01/2020	500	559
New York City, New York General Obligation Bonds, Series 2008
5.000% due 08/01/2020	750	838
New York City, New York General Obligation Bonds, Series 2014
0.950% due 03/01/2040	1,000	1,000
New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,050
New York State Dormitory Authority Revenue Notes, Series 2015
4.000% due 05/01/2020	700	753
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,077

TSASC Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2021	500	561

		5,838

NORTH CAROLINA 5.2%
North Carolina Medical Care Commission Revenue Notes, Series 2016
5.000% due 06/01/2020	1,220	1,356
North Carolina State Revenue Notes, Series 2013
5.000% due 05/01/2018	1,000	1,044
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012
1.276% due 12/01/2041	1,000	1,000

		3,400

OHIO 4.1%
Cincinnati, Ohio Water System Revenue Notes, Series 2009
5.000% due 12/01/2017	1,000	1,027
Ohio Higher Educational Facility Commission Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 12/01/2019	750	826
Ohio Higher Educational Facility Commission Revenue Notes, Series 2016
5.000% due 12/01/2022	750	872

		2,725

OKLAHOMA 0.6%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	420	423

PENNSYLVANIA 10.3%
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2021	1,000	1,122
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
0.900% due 09/01/2029	1,000	999
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	1,000	996
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2010
1.150% due 12/01/2030	600	600
Pennsylvania Turnpike Commission Revenue Notes, Series 2016
1.249% due 12/01/2018	2,500	2,500
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	500	551

		6,768

TEXAS 7.1%
Austin, Texas Water & Wastewater System Revenue Notes, Series 2009
5.000% due 11/15/2017	250	256
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2013
5.000% due 11/01/2018	500	531
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.960% due 12/01/2024	1,000	1,000
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
1.700% due 06/01/2030	1,000	1,006
Lower Colorado River Authority, Texas Revenue Notes, Series 2013
5.000% due 05/15/2017	1,095	1,100
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2012
2.000% due 12/01/2027	750	755

		4,648

UTAH 1.5%
Murray, Utah Revenue Bonds, Series 2003
0.930% due 05/15/2036	1,000	1,000

VIRGINIA 1.5%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	1,000	1,016

WASHINGTON 4.8%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
1.610% due 11/01/2045	1,000	1,002
Central Puget Sound Regional Transit Authority, Washington Revenue Notes, Series 2016
5.000% due 11/01/2021	1,000	1,154

Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.960% due 01/01/2042	1,000	1,000

		3,156

WISCONSIN 1.8%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 08/15/2032	1,000	1,170

Total Municipal Bonds & Notes (Cost $62,968)		63,198

SHORT-TERM INSTRUMENTS 3.8%
U.S. TREASURY BILLS 3.8%
0.700% due 04/27/2017 - 05/11/2017 (a)(b)	2,500	2,499

Total Short-Term Instruments (Cost $2,499)		2,499

Total Investments in Securities (Cost $65,467)		65,697

Total Investments 100.0% (Cost $65,467)		$65,697
Other Assets and Liabilities, net 0.0%		(5)

Net Assets 100.0%		$65,692

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$813	$0	$813
Arizona	0	2,339	0	2,339
California	0	1,256	0	1,256
Colorado	0	4,554	0	4,554
Connecticut	0	2,150	0	2,150
District of Columbia	0	571	0	571
Florida	0	6,332	0	6,332
Georgia	0	1,012	0	1,012
Illinois	0	5,312	0	5,312
Louisiana	0	100	0	100
Massachusetts	0	900	0	900
Michigan	0	1,436	0	1,436
Minnesota	0	1,071	0	1,071
Nebraska	0	1,176	0	1,176
Nevada	0	502	0	502
New Jersey	0	1,061	0	1,061
New Mexico	0	2,469	0	2,469
New York	0	5,838	0	5,838
North Carolina	0	3,400	0	3,400
Ohio	0	2,725	0	2,725
Oklahoma	0	423	0	423
Pennsylvania	0	6,768	0	6,768
Texas	0	4,648	0	4,648
Utah	0	1,000	0	1,000
Virginia	0	1,016	0	1,016
Washington	0	3,156	0	3,156
Wisconsin	0	1,170	0	1,170
Short-Term Instruments
U.S. Treasury Bills	0	2,499	0	2,499

Total Investments	$0	$65,697	$0	$65,697

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Active Bond Exchange-Traded Fund

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 136.7%
CORPORATE BONDS & NOTES 35.8%
BANKING & FINANCE 27.7%
Ally Financial, Inc.
3.500% due 01/27/2019		$10,000	$10,100
American Tower Corp.
3.375% due 10/15/2026		3,300	3,152
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2056	EUR	400	443
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^		1,100	349
4.750% due 01/15/2018 ^		2,500	793
Bank of America Corp.
2.600% due 01/15/2019		$12,800	12,938
3.300% due 01/11/2023		4,200	4,231
5.700% due 01/24/2022		5,600	6,293
5.750% due 12/01/2017		5,400	5,543
6.400% due 08/28/2017		4,600	4,690
6.875% due 04/25/2018		12,400	13,051
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.450% due 09/08/2017		13,800	13,791
Barclays Bank PLC
7.625% due 11/21/2022		16,900	18,515
7.750% due 04/10/2023		5,400	5,686
14.000% due 06/15/2019 (g)	GBP	4,500	6,914
BRFkredit A/S
4.000% due 01/01/2018	DKK	64,400	9,551
CIT Group, Inc.
4.250% due 08/15/2017		$6,000	6,060
5.000% due 05/15/2018		13,300	13,406
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		3,871	4,427
Citigroup, Inc.
2.032% due 06/07/2019		3,500	3,534
2.050% due 06/07/2019		1,600	1,599
2.485% due 09/01/2023		4,800	4,940
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	4,200	5,297
Credit Suisse AG
6.500% due 08/08/2023		$15,400	16,945
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		5,700	5,617
3.800% due 09/15/2022		4,200	4,265
Deutsche Bank AG
3.375% due 05/12/2021		13,100	13,191
4.250% due 10/14/2021		3,000	3,078
Eksportfinans ASA
5.500% due 06/26/2017		1,000	1,007
Ford Motor Credit Co. LLC
3.200% due 01/15/2021		700	708
6.625% due 08/15/2017		15,600	15,882
General Motors Financial Co., Inc.
3.200% due 07/13/2020		7,400	7,532
3.200% due 07/06/2021		4,100	4,119
6.750% due 06/01/2018		1,400	1,477
Goldman Sachs Group, Inc.
2.201% due 04/23/2020		6,500	6,594
6.150% due 04/01/2018		11,000	11,462
Hospitality Properties Trust
4.250% due 02/15/2021		2,200	2,288
ING Bank NV
1.822% due 08/17/2018		12,500	12,568
Intesa Sanpaolo SpA
3.875% due 01/16/2018		7,500	7,603
JPMorgan Chase & Co.
0.817% due 05/30/2017	GBP	6,200	7,769
2.400% due 06/07/2021		$7,200	7,163
2.535% due 03/01/2021		4,800	4,952
3.125% due 01/23/2025		6,800	6,695
6.300% due 04/23/2019		6,300	6,846
KBC Bank NV
8.000% due 01/25/2023		13,600	14,272
Lloyds Bank PLC
12.000% due 12/16/2024 (g)		7,400	9,964
Mid-America Apartments LP
4.000% due 11/15/2025		7,500	7,708

Mizuho Bank Ltd.
1.603% due 09/25/2017		10,800	10,812
MMcapS Funding Ltd.
1.443% due 12/26/2039		896	717
Morgan Stanley
2.441% due 04/21/2021		1,800	1,847
2.450% due 02/01/2019		5,400	5,452
National Australia Bank Ltd.
2.250% due 03/16/2021		6,500	6,469
Navient Corp.
8.450% due 06/15/2018		2,800	2,989
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	46,900	6,787
Nykredit Realkredit A/S
1.000% due 10/01/2017		50,100	7,248
1.000% due 07/01/2018		30,000	4,382
2.000% due 04/01/2017		171,400	24,577
Pacific Life Insurance Co.
9.250% due 06/15/2039		$5,000	7,793
Piper Jaffray Cos.
5.060% due 10/09/2018		2,000	2,045
Preferred Term Securities Ltd.
1.431% due 03/22/2037		3,361	2,756
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	34,000	4,957
2.000% due 04/01/2018		148,300	21,797
Royal Bank of Canada
2.300% due 03/22/2021		$6,500	6,510
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	4,200	4,775
Santander Holdings USA, Inc.
2.504% due 11/24/2017		$3,700	3,724
2.700% due 05/24/2019		5,000	5,026
SLM Student Loan Trust
0.894% due 03/15/2038	GBP	26,146	31,080
0.894% due 12/15/2039		9,710	11,262
Springleaf Finance Corp.
8.250% due 12/15/2020		$5,500	6,023
Sumitomo Mitsui Financial Group, Inc.
2.786% due 03/09/2021		6,500	6,713
Synchrony Financial
2.438% due 11/09/2017		4,000	4,023
UBS AG
7.625% due 08/17/2022		13,950	16,164
UBS Group Funding Jersey Ltd.
3.000% due 04/15/2021		2,400	2,406
Wells Fargo & Co.
2.269% due 10/31/2023		5,000	5,096
2.500% due 03/04/2021		2,000	1,995
2.550% due 12/07/2020		5,060	5,088

			555,521

INDUSTRIALS 5.9%
AbbVie, Inc.
2.900% due 11/06/2022		3,000	2,992
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		5,200	5,224
Corp. Nacional del Cobre de Chile
4.500% due 09/16/2025		3,500	3,694
CVS Health Corp.
2.250% due 12/05/2018		1,600	1,611
Diamond Finance Corp.
3.480% due 06/01/2019		6,300	6,462
5.450% due 06/15/2023		4,000	4,321
Energy Transfer Partners LP
5.200% due 02/01/2022		2,275	2,440
Enterprise Products Operating LLC
6.300% due 09/15/2017		11,715	11,957
Experian Finance PLC
2.375% due 06/15/2017		5,679	5,687
Hampton Roads PPV LLC
6.621% due 06/15/2053		36,041	32,520
Kinder Morgan Energy Partners LP
4.300% due 05/01/2024		850	865
6.850% due 02/15/2020		1,100	1,225
Meccanica Holdings USA, Inc.
6.250% due 07/15/2019		6,900	7,469
Mondelez International, Inc.
1.554% due 02/01/2019		1,825	1,835
Regency Energy Partners LP
4.500% due 11/01/2023		5,000	5,137
5.000% due 10/01/2022		2,500	2,661
Sabine Pass Liquefaction LLC
5.625% due 03/01/2025		2,000	2,171
5.875% due 06/30/2026		3,800	4,197

Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	5,000	4,963
Western Gas Partners LP
3.950% due 06/01/2025	7,547	7,483
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	3,335	3,361

		118,275

UTILITIES 2.2%
AT&T, Inc.
1.790% due 03/11/2019	4,622	4,650
2.375% due 11/27/2018	9,302	9,366
3.600% due 02/17/2023	4,000	4,056
Duke Energy Corp.
3.050% due 08/15/2022	5,720	5,770
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,680	1,733
Plains All American Pipeline LP
6.500% due 05/01/2018	2,130	2,230
PSEG Power LLC
3.000% due 06/15/2021	4,100	4,135
Verizon Communications, Inc.
2.871% due 09/14/2018	9,000	9,192
2.946% due 03/15/2022	2,821	2,812

		43,944

Total Corporate Bonds & Notes (Cost $728,575)		717,740

MUNICIPAL BONDS & NOTES 2.5%
CALIFORNIA 0.7%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	4,500	6,604
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,000	2,984
7.950% due 03/01/2036	3,600	4,156
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	900	1,183

		14,927

FLORIDA 0.5%
Palm Beach County, Florida Revenue Bonds, Series 2013
5.250% due 11/01/2043	7,520	8,007
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2013
2.995% due 07/01/2020	2,265	2,332

		10,339

ILLINOIS 0.9%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	9,400	9,676
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	6,800	7,263

		16,939

SOUTH DAKOTA 0.4%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
3.539% due 06/01/2022	8,000	8,185

Total Municipal Bonds & Notes (Cost $49,186)		50,390

U.S. GOVERNMENT AGENCIES 42.4%
Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(d)	529	479
0.610% due 08/25/2022 (a)	19,047	506
2.500% due 03/25/2033	2	2
2.812% due 09/01/2034	52	55
3.000% due 03/25/2033 - 04/25/2043	9	8
3.073% due 04/01/2036	32	34
3.500% due 06/25/2042 - 05/25/2043	615	633
4.000% due 07/01/2042 - 02/01/2046	693	721
4.500% due 11/25/2035 - 03/25/2041	191	205
5.000% due 02/01/2033 - 04/01/2038	545	581
5.018% due 09/25/2042 (a)	87,620	17,878
5.438% due 04/25/2040 (a)	180	22
5.500% due 09/01/2026 - 08/01/2038	388	415
5.626% due 05/25/2042	222	216
6.000% due 05/25/2031 - 07/25/2037	104	116
6.218% due 05/25/2036 (a)	2,800	499
17.870% due 01/25/2036	738	937
23.531% due 07/25/2023	17	24

Fannie Mae, TBA
3.000% due 04/01/2047 - 05/01/2047	147,000	145,575
3.500% due 05/01/2032 - 05/01/2047	207,000	211,518
4.000% due 04/01/2047 - 05/01/2047	183,450	192,220
4.500% due 05/01/2047	83,000	88,875
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(d)	1,516	1,370
1.220% due 11/15/2042	10,554	10,520
1.632% due 09/25/2025	9,885	9,954
1.972% due 06/15/2040 (a)	40,639	2,531
2.740% due 11/01/2023	1	1
2.868% due 07/01/2036	48	51
2.952% due 12/01/2031	182	192
2.959% due 10/01/2036	7	7
3.000% due 01/15/2043 - 02/15/2043	9	9
3.500% due 12/15/2028 (a)	5,365	466
3.500% due 02/15/2043 - 04/15/2043	5	5
4.118% due 05/15/2041	4,216	4,078
4.500% due 10/01/2037	208	220
5.000% due 03/01/2033 - 07/15/2041	313	338
5.000% due 08/15/2039 (a)	343	34
5.250% due 04/15/2033	55	61
5.500% due 08/15/2033 - 09/01/2037	262	284
5.687% due 06/15/2042	2,090	2,039
6.000% due 02/01/2033 - 08/01/2037	347	384
8.076% due 01/15/2041	5,689	6,555
16.894% due 10/15/2023	230	299
17.154% due 05/15/2033	104	146
Freddie Mac, TBA
3.500% due 05/01/2047	27,000	27,561
4.000% due 05/01/2047	16,000	16,749
Ginnie Mae
1.250% due 09/20/2065	10,812	10,758
1.300% due 10/20/2065	11,094	11,052
1.350% due 06/20/2065	16,591	16,436
1.360% due 06/20/2065	4,912	4,867
1.550% due 02/20/2066	12,531	12,586
1.580% due 05/20/2066	6,420	6,432
1.700% due 07/20/2065	11,939	12,029
1.930% due 03/20/2066	4,531	4,622
3.500% due 12/20/2040	91	91
4.750% due 01/20/2035	36	38
5.500% due 04/16/2034 - 07/20/2037	81	92
Ginnie Mae, TBA
3.500% due 05/01/2047	4,000	4,140
4.000% due 04/01/2047 - 05/01/2047	20,000	21,104

Total U.S. Government Agencies (Cost $847,783)		849,620

U.S. TREASURY OBLIGATIONS 24.8%
U.S. Treasury Bonds
2.250% due 08/15/2046	14,700	12,437
2.500% due 02/15/2045 (i)	73,900	66,400
2.500% due 02/15/2046 (m)	2,700	2,420
2.750% due 08/15/2042 (m)	2,200	2,097
2.750% due 11/15/2042 (i)	46,700	44,468
2.875% due 05/15/2043 (k)	10,100	9,834
2.875% due 08/15/2045 (m)	40,700	39,466
3.000% due 05/15/2042	24,200	24,196
3.000% due 11/15/2044	46,100	45,888
3.000% due 05/15/2045	19,400	19,286
3.125% due 02/15/2043 (m)	2,700	2,754
3.125% due 08/15/2044	21,200	21,611
3.375% due 05/15/2044 (m)	3,700	3,948
3.625% due 08/15/2043 (k)(m)	4,300	4,788
3.625% due 02/15/2044 (m)	1,800	2,006
3.750% due 11/15/2043	17,500	19,913
4.375% due 05/15/2040 (k)(m)	4,400	5,463
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2018	2,185	2,204
0.125% due 07/15/2024 (k)	2,557	2,536
0.375% due 07/15/2025 (k)	11,880	11,917
0.375% due 01/15/2027 (k)	5,630	5,610
0.625% due 07/15/2021 (k)	29,633	30,754
1.750% due 01/15/2028	54,486	61,687
2.375% due 01/15/2025 (k)	27,315	31,526
U.S. Treasury Notes
1.750% due 09/30/2022 (m)	8,100	7,977
2.250% due 02/15/2027 (i)	17,500	17,277

Total U.S. Treasury Obligations (Cost $511,045)		498,463

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.5%
American Home Mortgage Investment Trust
2.862% due 09/25/2045	34	34

BAMLL Commercial Mortgage Securities Trust
1.712% due 06/15/2028		3,000	3,002
Banc of America Alternative Loan Trust
6.000% due 03/25/2034		21	22
Banc of America Mortgage Trust
3.231% due 10/25/2034		646	637
Barclays Commercial Mortgage Securities Trust
3.323% due 09/10/2028		6,479	6,650
BCAP LLC Trust
4.000% due 04/26/2037		1,209	1,211
BCAP Ltd.
5.596% due 01/27/2037		1,175	1,180
Bear Stearns ALT-A Trust
1.622% due 04/25/2034		59	57
Berica ABS SRL
0.000% due 12/31/2055	EUR	1,236	1,316
Business Mortgage Finance PLC
2.358% due 02/15/2041	GBP	2,918	3,576
Countrywide Home Loan Mortgage Pass-Through Trust
1.522% due 03/25/2035		$218	202
Countrywide Home Loan Reperforming REMIC Trust
1.322% due 01/25/2036		4,651	4,101
Credit Suisse First Boston Mortgage Securities Corp.
1.632% due 11/25/2031		47	40
3.359% due 11/25/2034		73	75
Credit Suisse Mortgage Capital Certificates
3.306% due 10/27/2036		13	13
3.500% due 03/25/2054		6,157	6,170
6.000% due 05/27/2036		29	29
Great Hall Mortgages PLC
0.000% due 03/18/2039	EUR	377	395
0.472% due 03/18/2039	GBP	4,484	5,513
0.482% due 06/18/2039		27,698	33,754
0.492% due 06/18/2038		5,577	6,822
1.282% due 06/18/2039		$4,190	4,050
GSR Mortgage Loan Trust
3.303% due 09/25/2034		601	579
HomeBanc Mortgage Trust
1.312% due 10/25/2035		3,352	3,268
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
2.362% due 01/15/2033		6,269	6,287
JPMorgan Chase Commercial Mortgage Securities Trust
2.962% due 10/05/2028		7,800	7,854
JPMorgan Mortgage Trust
3.283% due 07/25/2035		74	74
JPMorgan Resecuritization Trust
5.449% due 07/27/2037		50	52
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		739	739
Lehman XS Trust
1.638% due 11/25/2035		139	135
Marche Mutui SRL
1.922% due 01/27/2064	EUR	1,492	1,596
MASTR Adjustable Rate Mortgages Trust
3.410% due 03/25/2035		$4,158	4,113
Merrill Lynch Mortgage Investors Trust
2.952% due 05/25/2029		35	35
Morgan Stanley Capital Trust
3.402% due 07/13/2029		5,030	5,143
RBSGC Mortgage Loan Trust
1.362% due 12/25/2034		2,714	2,345
Residential Accredit Loans, Inc. Trust
5.500% due 11/25/2034		4,682	4,714
Residential Asset Securitization Trust
1.532% due 08/25/2033		57	52
RMAC Securities PLC
0.494% due 06/12/2044	GBP	2,979	3,522
Sequoia Mortgage Trust
1.839% due 02/20/2035		$2,107	2,077
Thornburg Mortgage Securities Trust
3.277% due 10/25/2046		5,509	5,237
Trinity Square PLC
1.507% due 07/15/2051	GBP	2,994	3,790
Wachovia Bank Commercial Mortgage Trust
1.118% due 06/15/2049		$378	377

Total Non-Agency Mortgage-Backed Securities (Cost $140,669)			130,838

ASSET-BACKED SECURITIES 8.0%
ALESCO Preferred Funding Ltd.
1.486% due 12/23/2036		3,759	2,913
1.906% due 09/23/2038		3,756	3,193
Allegro CLO Ltd.
2.218% due 01/30/2026		5,000	5,006
Ares CLO Ltd.
2.308% due 10/12/2023		5,033	5,035

Bosphorus CLO
1.430% due 10/15/2025	EUR	10,749	11,508
CIT Mortgage Loan Trust
2.332% due 10/25/2037		$5,106	5,082
Dryden Senior Loan Fund
2.289% due 11/15/2025		5,300	5,309
EFS Volunteer LLC
1.862% due 07/26/2027		292	293
First Franklin Mortgage Loan Asset-Backed Certificates
1.807% due 05/25/2034		4,485	4,229
GoldenTree Loan Opportunities Ltd.
2.409% due 10/29/2026		7,700	7,737
Harbourmaster CLO BV
0.634% due 05/08/2023	GBP	588	737
JMP Credit Advisors CLO Ltd.
2.203% due 04/30/2023		$5,208	5,212
JPMorgan Mortgage Acquisition Corp.
1.372% due 05/25/2035		6,000	5,252
Long Beach Mortgage Loan Trust
1.882% due 06/25/2035		7,263	7,041
Mid-State Capital Corp. Trust
6.005% due 08/15/2037		43	47
Mid-State Trust
6.340% due 10/15/2036		6,264	6,698
Palmer Square CLO Ltd.
2.423% due 10/17/2025		6,500	6,500
Securitized Asset-Backed Receivables LLC Trust
1.272% due 12/25/2035		5,907	5,389
SLM Student Loan Trust
0.220% due 12/15/2033	EUR	34,114	34,573
0.223% due 07/25/2039		8,500	8,299
0.223% due 01/25/2040		6,800	6,347
0.223% due 01/25/2041		10,000	9,762
SpringCastle America Funding LLC
3.050% due 04/25/2029		$5,563	5,604
Telos CLO Ltd.
2.673% due 04/17/2025		5,103	5,124
VOLT LLC
3.875% due 04/25/2055		351	353
4.250% due 03/26/2046		2,803	2,831
Westwood CDO Ltd.
1.258% due 04/25/2022		175	175

Total Asset-Backed Securities (Cost $162,227)			160,249

SOVEREIGN ISSUES 8.4%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	900	1,004
4.950% due 02/11/2020		12,020	13,752
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2017 (d)	BRL	152,300	46,328
0.000% due 01/01/2018 (d)		242,800	72,342
0.000% due 04/01/2018 (d)		69,200	20,188
Province of Quebec
2.625% due 02/13/2023		$15,000	15,136

Total Sovereign Issues (Cost $166,202)			168,750

SHORT-TERM INSTRUMENTS 8.3%
CERTIFICATES OF DEPOSIT 1.5%
Barclays Bank PLC
1.906% due 09/08/2017		8,500	8,519
Credit Suisse AG
1.920% due 09/12/2017		6,400	6,415
Mizuho Bank Ltd.
1.820% due 12/12/2017		9,300	9,324
Sumitomo Mitsui Banking Corp.
1.831% due 09/15/2017		5,600	5,614

			29,872

COMMERCIAL PAPER 0.6%
AutoNation, Inc.
1.420% due 04/06/2017		12,000	11,997

REPURCHASE AGREEMENTS (h) 0.1%			2,100

ARGENTINA TREASURY BILLS 0.2%
3.250% due 12/15/2017 (d)(e)		4,000	3,872

JAPAN TREASURY BILLS 5.8%
(0.326)% due 05/15/2017 - 06/19/2017 (c)(d)	JPY	13,040,000	117,167

U.S. TREASURY BILLS 0.1%
0.661% due 04/20/2017 - 04/27/2017 (c)(d)(m)		$1,859	1,858

Total Short-Term Instruments (Cost $164,159)			166,866

Total Investments in Securities (Cost $2,769,846)			2,742,916

Total Investments 136.7% (Cost $2,769,846)			$2,742,916
Financial Derivative Instruments (j)(l) (0.9)% (Cost or Premiums, net $(4,775))			(17,523)
Other Assets and Liabilities, net (35.8)%			(719,268)

Net Assets 100.0%			$2,006,125

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
NOM	0.650%	03/31/2017	04/03/2017	$2,100	U.S. Treasury Notes 2.125% due 06/30/2022	$(2,142)	$2,100	$2,100

Total Repurchase Agreements						$(2,142)	$2,100	$2,100

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	1.100%	03/30/2017	04/06/2017	$(2,995)	$(2,995)
SCX	0.850	03/21/2017	04/03/2017	(8,786)	(8,789)

Total Reverse Repurchase Agreements					$(11,784)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.850%	03/29/2017	04/05/2017	$(7,324)	$(7,326)
	0.900	03/30/2017	04/03/2017	(7,632)	(7,632)
	1.000	03/14/2017	04/25/2017	(4,936)	(4,938)

Total Sale-Buyback Transactions					$(19,896)

Short Sales:

Short Sales on U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Notes	1.625%	05/15/2026	$0	$0	$0
U.S. Treasury Notes	2.250	02/15/2027	16,100	(15,899)	(15,895)

Total Short Sales				$(15,899)	$(15,895)

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(139,097) at a weighted average interest rate of 0.704%.
(3)	Payable for sale-buyback transactions includes $(3) of deferred price drop.

(i)	Securities with an aggregate market value of $31,815 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$97.000	05/26/2017	126	$1	$0
Put - CBOT U.S. Treasury 5-Year Note June Futures	101.500	05/26/2017	714	6	1
Put - CBOT U.S. Treasury 5-Year Note June Futures	109.000	05/26/2017	3,693	32	4
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/26/2017	228	2	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	112.000	05/26/2017	1,048	9	1
Put - CME 90-Day Eurodollar June Futures	98.500	06/19/2017	2,809	78	17

				$128	$23

Total Purchased Options				$128	$23

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor September Futures	Long	09/2017	632	$13	$17	$0
90-Day Eurodollar December Futures	Short	12/2017	118	175	0	(3)
90-Day Eurodollar September Futures	Short	09/2017	174	224	4	0
Australia Government 10-Year Bond June Futures	Long	06/2017	1	2	0	0
Canada Government 10-Year Bond June Futures	Short	06/2017	247	(211)	91	0
Euro-BTP Italy Government Bond June Futures	Short	06/2017	42	(22)	7	(3)
Euro-Bund 10-Year Bond June Futures	Long	06/2017	984	336	305	(21)
Euro-OAT France Government 10-Year Bond June Futures	Short	06/2017	1,282	(1,847)	547	0
Put Options Strike @ EUR 142.500 on Euro-Bund 10-Year Bond June Futures	Long	06/2017	308	0	0	0
Put Options Strike @ EUR 143.000 on Euro-Bund 10-Year Bond June Futures	Long	05/2017	496	0	0	0
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond June Futures	Long	05/2017	632	(1)	0	0
U.S. Treasury 2-Year Note June Futures	Short	06/2017	253	(56)	0	(20)
U.S. Treasury 5-Year Note June Futures	Long	06/2017	6,055	816	993	0
U.S. Treasury 10-Year Note June Futures	Long	06/2017	3,191	1,048	698	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2017	225	(173)	0	(70)
United Kingdom Long Gilt June Futures	Short	06/2017	259	(566)	20	(127)

Total Futures Contracts				$(262)	$2,682	$(244)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MetLife, Inc.	1.000%	06/20/2021	0.589%		$3,100	$53	$2	$1	$0
MetLife, Inc.	1.000	12/20/2021	0.715		8,100	107	1	0	(3)
Tesco PLC	1.000	06/20/2022	1.916	EUR	5,400	(262)	4	0	(1)
Volkswagen International Finance NV	1.000	06/20/2017	0.191		7,500	18	3	1	0
Volkswagen International Finance NV	1.000	12/20/2017	0.223		7,000	45	2	0	0

						$(39)	$12	$2	$(4)

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.750%	12/16/2046	CAD	1,900	$199	$10	$6	$0
Pay	3-Month USD-LIBOR	2.000	12/16/2019		$59,100	(697)	(293)	0	(41)
Pay (4)	3-Month USD-LIBOR	1.250	06/21/2021		121,500	3,644	151	0	(95)
Pay (4)	3-Month USD-LIBOR	1.450	06/28/2021		85,800	1,456	74	0	(38)
Pay (4)	3-Month USD-LIBOR	1.250	06/21/2022		41,200	1,734	73	0	(39)
Pay	3-Month USD-LIBOR	2.250	12/16/2022		137,600	(1,783)	(558)	0	(129)
Pay	3-Month USD-LIBOR	2.350	08/05/2025		2,800	(11)	4	0	(5)
Pay	3-Month USD-LIBOR	2.250	06/15/2026		42,300	69	(131)	0	(92)
Pay	3-Month USD-LIBOR	1.750	12/21/2026		27,400	1	45	22	(20)
Pay	3-Month USD-LIBOR	2.750	12/16/2045		113,600	(2,160)	698	0	(190)
Pay	3-Month USD-LIBOR	2.500	06/15/2046		50,100	1,381	322	0	(65)
Pay (4)	6-Month GBP-LIBOR	1.000	09/20/2022	GBP	28,300	(125)	(105)	0	(71)
Pay (4)	6-Month GBP-LIBOR	1.500	09/20/2027		23,500	(686)	(148)	0	(68)
Pay (4)	6-Month GBP-LIBOR	1.750	03/21/2048		8,600	(821)	(125)	0	(59)
Pay	6-Month JPY-LIBOR	0.300	03/18/2026	JPY	11,570,000	(654)	80	101	0

						$1,547	$97	$129	$(912)

Total Swap Agreements						$1,508	$109	$131	$(916)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(k)	Securities with an aggregate market value of $53,743 and cash of $1,674 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	05/2017	CNH	612	$	89	$0	$0
BOA	04/2017	BRL	5,334		1,683	0	(20)
	04/2017	DKK	180,066		27,140	1,319	0
	04/2017	JPY	118,200		1,046	0	(16)
	04/2017	$	1,702	BRL	5,334	2	0
	04/2017		11,459	EUR	10,642	0	(106)
	04/2017		1,063	JPY	118,200	0	(1)
	05/2017	JPY	118,200	$	1,064	1	0
	06/2017		4,260,000		37,507	0	(844)
	06/2017	SGD	46,228		32,911	0	(156)
	07/2017	DKK	785		113	0	0
	07/2017	$	768	DKK	5,238	0	(14)
	07/2018	DKK	30,000	$	4,444	24	0
BPS	04/2017	BRL	107,431		33,921	0	(395)
	04/2017	CAD	532		406	6	0
	04/2017	EUR	335		356	0	(2)
	04/2017	$	33,885	BRL	107,431	466	(34)
	05/2017	JPY	560,000	$	4,948	0	(91)
	10/2017	BRL	132,300		36,339	0	(4,290)
CBK	04/2017	EUR	562		593	0	(7)
	04/2017	$	4,137	CAD	5,530	22	0
	04/2017		1,089	EUR	1,008	0	(14)
	05/2017	JPY	500,000	$	4,445	0	(53)
	06/2017		5,230,000		46,005	0	(1,084)
	06/2017	KRW	46,713,804		41,296	0	(540)
DUB	04/2017	BRL	78,985		23,353	0	(1,877)
	04/2017	RUB	42,922		718	0	(42)
	04/2017	$	24,949	BRL	78,985	281	0
	01/2018	BRL	200	$	53	0	(8)
FBF	04/2017		10,438		3,335	4	(4)
	04/2017	$	3,294	BRL	10,438	40	0
GLM	04/2017	BRL	46,207	$	13,627	0	(1,132)
	04/2017	CAD	7,775		5,937	91	0
	04/2017	EUR	1,322		1,411	11	(10)
	04/2017	GBP	1,384		1,721	0	(13)
	04/2017	$	14,584	BRL	46,207	176	0
	04/2017		28,673	GBP	23,083	247	0
	05/2017	GBP	19,628	$	24,405	0	(202)
	01/2018	DKK	33,615		4,925	31	0
	04/2018		189,925		27,733	82	(163)
HUS	04/2017	BRL	134,112		42,328	0	(511)
	04/2017	$	42,217	BRL	134,112	624	(2)
	04/2017		89,860	GBP	72,338	773	0
	04/2017		103	INR	7,113	6	0
	05/2017	GBP	72,338	$	89,917	0	(775)
	10/2017	DKK	97,970		15,003	820	0
	01/2018	BRL	68,000		20,016	0	(532)
	04/2018		69,200		20,507	0	(109)
JPM	04/2017		150,000		44,564	0	(3,350)
	04/2017	DKK	62,505		9,067	103	0
	04/2017	EUR	568		614	8	0
	04/2017	NZD	669		475	6	0
	04/2017	$	47,719	BRL	150,000	195	0
	04/2017		1,285	CAD	1,723	11	0
	04/2017		8,982	EUR	8,366	0	(57)
	05/2017		851		797	1	0
	06/2017	THB	12,002	$	342	0	(7)
	10/2017	BRL	20,000		5,656	0	(486)
	01/2018		174,600		52,217	0	(543)
MSB	04/2017	GBP	94,037		117,936	117	0
	01/2018	DKK	30,785		4,562	80	0
NGF	04/2017	BRL	300		88	0	(8)
	04/2017	$	95	BRL	300	1	0
SCX	04/2017	BRL	44,800	$	12,788	0	(1,523)
	04/2017	$	14,140	BRL	44,800	171	0
	04/2017		102,472	EUR	95,456	0	(640)
	05/2017	EUR	95,456	$	102,601	640	0
	05/2017	$	1,938	IDR	27,093,240	90	0
	06/2017	KRW	4,607,462	$	4,001	0	(125)
	06/2017	TWD	2,030,037		65,837	0	(1,266)
	06/2017	$	6,042	SGD	8,489	30	0
TOR	04/2017	BRL	88,900	$	26,115	0	(2,282)
	04/2017	$	28,058	BRL	88,900	339	0
UAG	04/2017	EUR	112,685	$	119,550	6	(669)
	05/2017	JPY	1,980,000		17,520	0	(295)
	05/2017	$	259	IDR	3,622,115	12	0
	06/2017	JPY	510,000	$	4,461	0	(134)
	06/2017	KRW	13,993,448		12,203	0	(329)

Total Forward Foreign Currency Contracts						$6,836	$(24,761)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930%	08/20/2018	$4,400	$467	$250
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	3,900	382	218
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	8,300	564	114
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	3,800	380	225

							$1,793	$807

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2047	$70.000	04/05/2017	$81,000	$3	$0

Total Purchased Options					$1,796	$807

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	3.250	04/26/2017	$6,700	$(41)	$(27)
FBF	Call - OTC USD versus BRL		3.250	04/26/2017	4,100	(30)	(17)
	Call - OTC USD versus BRL		3.380	06/26/2017	13,900	(139)	(130)
	Call - OTC USD versus BRL		6.300	01/11/2018	7,400	(394)	(4)
GLM	Call - OTC USD versus BRL		3.375	06/27/2017	7,500	(83)	(73)
HUS	Call - OTC USD versus ZAR	ZAR	13.580	06/27/2017	1,700	(22)	(62)
JPM	Call - OTC USD versus ZAR		13.100	04/25/2017	6,600	(52)	(244)

						$(761)	$(557)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018	$36,500	$(850)	$(348)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	36,700	(569)	(52)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	16,600	(370)	(158)

							$(1,789)	$(558)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2047	$100.594	05/04/2017	$4,000	$(18)	$(4)
FBF	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2047	100.641	05/04/2017	2,000	(8)	(2)
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2047	101.195	05/04/2017	9,000	(36)	(17)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2047	100.422	05/04/2017	15,000	(63)	(11)

					$(125)	$(34)

Total Written Options					$(2,675)	$(1,149)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Citigroup, Inc.	1.000%	12/20/2020	0.476%	$5,300	$(11)	$113	$102	$0
CBK	Goldman Sachs Group, Inc.	1.000	09/20/2020	0.589	8,200	(12)	129	117	0
GST	Petrobras Global Finance BV	1.000	09/20/2020	2.071	6,300	(1,348)	1,127	0	(221)
JPM	Petrobras Global Finance BV	1.000	09/20/2020	2.071	3,200	(683)	571	0	(112)

						$(2,054)	$1,940	$219	$(333)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.9 Index	0.500%	09/17/2058	$6,600	$(366)	$225	$0	$(141)
GST	CMBX.NA.AAA.6 Index	0.500	05/11/2063	13,846	(587)	580	0	(7)
JPS	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	3,000	(295)	23	0	(272)
MEI	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	1,100	(102)	(38)	0	(140)
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	40	0	0	0	0
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	2,600	(228)	(102)	0	(330)
SAL	CMBX.NA.AAA.9 Index	0.500	09/17/2058	7,800	(392)	225	0	(167)

					$(1,970)	$913	$0	$(1,057)

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.730%	08/26/2025	$6,400	$0	$239	$239	$0

Total Swap Agreements						$(4,024)	$3,092	$458	$(1,390)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	Securities with an aggregate market value of $22,393 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$555,521	$0	$555,521
Industrials	0	118,275	0	118,275
Utilities	0	43,944	0	43,944
Municipal Bonds & Notes
California	0	14,927	0	14,927
Florida	0	10,339	0	10,339
Illinois	0	16,939	0	16,939
South Dakota	0	8,185	0	8,185
U.S. Government Agencies	0	849,620	0	849,620
U.S. Treasury Obligations	0	498,463	0	498,463
Non-Agency Mortgage-Backed Securities	0	130,838	0	130,838
Asset-Backed Securities	0	160,249	0	160,249
Sovereign Issues	0	168,750	0	168,750
Short-Term Instruments
Certificates of Deposit	0	29,872	0	29,872
Commercial Paper	0	11,997	0	11,997
Repurchase Agreements	0	2,100	0	2,100
Argentina Treasury Bills	0	3,872	0	3,872
Japan Treasury Bills	0	117,167	0	117,167
U.S. Treasury Bills	0	1,858	0	1,858

Total Investments	$0	$2,742,916	$0	$2,742,916

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(15,895)	$0	$(15,895)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,699	137	0	2,836
Over the counter	0	8,101	0	8,101
	$2,699	$8,238	$0	$10,937

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(244)	(916)	0	(1,160)
Over the counter	0	(27,300)	0	(27,300)

	$(244)	$(28,216)	$0	$(28,460)

Total Financial Derivative Instruments	$2,455	$(19,978)	$0	$(17,523)

Totals	$2,455	$2,707,043	$0	$2,709,498

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV’) of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding.

On each day that the NYSE Arca, Inc is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Manager Company LLC (the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Manager the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2017, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2014-2016, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	$131,432	$5	$(442)	$(437)
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	190,760	270	(23,925)	(23,655)
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	1,124,859	6,199	(1,045)	5,154
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	140,182	0	(3,455)	(3,455)
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	74,871	42	(1,143)	(1,101)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	1,811,174	19,367	(31,169)	(11,802)
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	695,782	6,388	(5,849)	539
PIMCO Diversified Income Active Exchange-Traded Fund	25,104	68	(274)	(206)
PIMCO Enhanced Short Maturity Strategy Active Exchange-Traded Fund	6,581,621	23,561	(1,371)	22,190
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	90,784	1,453	(4,799)	(3,346)
PIMCO Intermediate Municipal Bond Strategy Active Exchange-Traded Fund	252,035	5,281	(90)	5,191
PIMCO Low Duration Active Exchange-Traded Fund	116,770	347	(207)	140
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	65,467	307	(77)	230
PIMCO Total Return Active Exchange-Traded Fund	2,793,363	35,009	(85,456)	(50,447)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

3. INVESTMENTS IN AFFILIATES

Each Fund may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund and PIMCO Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund and PIMCO Money Market Fund are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2017, (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2017	Dividend Income (1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$0	$240,928	$(200,548)	$0	$0	$40,380	$123
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	14,426	(14,426)	0	0	0	4

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations.

Investments in PIMCO Money Market Fund*

Fund Name	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2017	Dividend Income (1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$87,953	$118,913	$(206,866)	$0	$0	$0	$40
PIMCO Investment Grade Corporate Bond Exchange-Exchange Traded Fund	1,691	4,421	(6,112)	0	0	0	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	15,496	(15,496)	0	0	0	2

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective September 23, 2016, the Fund was reorganized into the PIMCO Government Money Market Fund.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.
BCY	Barclays Capital, Inc.	GSC	Goldman Sachs & Co.	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	NOM	Nomura Securities International Inc.
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	JPS	JPMorgan Securities, Inc.	SGY	Societe Generale, New York
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	TOR	Toronto Dominion Bank
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	IDR	Indonesian Rupiah	SEK	Swedish Krona
CAD	Canadian Dollar	ILS	Israeli Shekel	SGD	Singapore Dollar
CLP	Chilean Peso	INR	Indian Rupee	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TWD	Taiwanese Dollar
COP	Colombian Peso	KRW	South Korean Won	USD (or $)	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro	NZD	New Zealand Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CMBX	Commercial Mortgage-Backed Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.IG	Credit Derivatives Index - Investment Grade	CPI	Consumer Price Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	BHAC	Berkshire Hathaway Assurance Corporation	PSF	Public School Fund
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	PIK	Payment-in-Kind
BABs	Build America Bonds	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit
BTP	Buoni del Tesoro Poliennali	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 26, 2017